UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Fidelity®
Arizona Municipal
Income Fund
and
Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Fidelity Arizona Municipal Income Fund
Actual	$ 1,000.00	$ 982.60	$ 2.71
HypotheticalA	$ 1,000.00	$ 1,022.13	$ 2.77
Fidelity Arizona Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,014.20	$ 2.50
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	20.9	21.0
Water & Sewer	20.0	20.2
Special Tax	16.6	15.2
Health Care	11.6	12.7
Electric Utilities	10.0	8.7
Weighted Average Maturity as of February 29, 2008
		6 months ago
Years	11.0	8.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	7.8	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
AAA 29.1%	AAA 55.7%
AA,A 55.3%	AA,A 31.6%
BBB 13.3%	BBB 12.1%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.7%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets* (0.5)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Arizona - 91.1%
Arizona Board of Regents Series 2008 A, 5% 6/1/22	$ 1,315,000	$ 1,324,337
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Projs.) 5% 6/1/18 (AMBAC Insured)	1,000,000	1,033,340
5% 6/1/19 (AMBAC Insured)	1,140,000	1,171,681
Arizona Game & Fish Dept. & Commission (AGF Administration Bldg. Proj.) 5% 7/1/21	1,280,000	1,229,389
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series A, 5% 1/1/21	1,000,000	974,080
Series B, 4.315% 1/1/37 (c)	1,000,000	784,590
(Catholic Healthcare West Proj.) Series A, 6.125% 7/1/09 (Escrowed to Maturity) (e)	245,000	251,140
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,037,280
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (e)	1,000,000	1,092,910
Arizona State Trans. Board Series 2008 A, 5% 7/1/14	1,000,000	1,070,890
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	970,730
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (d)	500,000	506,465
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,525,000	2,629,661
5.25% 7/1/13	1,500,000	1,587,855
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5% 10/1/16	1,185,000	1,275,593
Chandler Gen. Oblig. 5.7% 7/1/15 (Pre-Refunded to 7/1/10 @ 101) (e)	75,000	80,417
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,028,950
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,245,322
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	969,413
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,106,885
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,703,188
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,001,005
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 5.25% 5/15/19	1,000,000	1,040,310
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,018,514
5% 12/1/27	1,000,000	886,190
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.): - continued
5% 12/1/35	$ 1,000,000	$ 845,420
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,652,506
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/10	1,000,000	1,006,800
5% 4/1/12	1,470,000	1,478,012
5% 4/1/14	1,000,000	997,370
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.) Series A:
5% 7/1/16	680,000	686,181
5% 7/1/16	1,000,000	1,019,710
5.25% 7/1/32	1,000,000	916,710
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	902,620
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	942,650
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,344,174
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (Pre-Refunded to 7/1/15 @ 100) (e)	1,000,000	1,076,020
5% 7/1/22	1,000,000	1,013,220
7.4% 7/1/10	1,000,000	1,100,300
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,011,820
Maricopa County Unified School District #80 Chandler (2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	521,050
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	987,260
5% 7/1/24 (FGIC Insured)	3,000,000	2,801,760
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,150,000	1,093,800
Northern Arizona Univ. Revs.:
5% 6/1/21 (AMBAC Insured)	1,085,000	1,078,685
5.5% 6/1/26 (Pre-Refunded to 6/1/14 @ 100) (e)	1,305,000	1,440,068
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (d)	810,000	811,166
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (d)	1,100,000	1,042,382
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (d)	1,160,000	1,179,558
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	$ 2,000,000	$ 1,449,020
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC Insured)	1,000,000	959,670
Series A, 5% 7/1/22 (MBIA Insured)	1,250,000	1,252,688
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/20 (AMBAC Insured)	1,000,000	1,018,370
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	1,000,000	1,025,410
5% 7/1/24 (MBIA Insured)	1,750,000	1,736,385
5% 7/1/29 (MBIA Insured)	770,000	745,422
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
4.75% 7/1/27 (MBIA Insured)	1,020,000	920,897
5% 7/1/20 (MBIA Insured) (b)	5,000,000	5,088,594
5% 7/1/29 (MBIA Insured)	1,750,000	1,683,290
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,572,630
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,547,520
5.5% 7/1/24 (FGIC Insured)	1,000,000	1,029,320
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,164,270
Series B, 5.375% 7/1/20	1,060,000	1,146,369
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (e)	1,250,000	949,013
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,100
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.) Series A:
5% 7/1/19 (AMBAC Insured)	885,000	888,867
5% 7/1/20 (AMBAC Insured)	320,000	316,787
5% 7/1/21 (AMBAC Insured)	960,000	940,733
Pima County Unified School District #1 Tucson:
(Proj. of 2004) Series C, 5% 7/1/23 (FGIC Insured)	1,000,000	986,250
7.5% 7/1/10 (FGIC Insured)	250,000	274,743
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,010,880
5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,341,982
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A:
5% 7/1/19 (FGIC Insured)	1,000,000	983,810
5% 7/1/20 (FGIC Insured)	1,000,000	964,250
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B:
5% 7/1/20 (MBIA Insured)	$ 820,000	$ 837,720
5% 7/1/21 (MBIA Insured)	860,000	872,100
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (MBIA Insured)	1,125,000	1,122,660
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	1,500,000	1,448,340
Series A:
5% 1/1/37	3,000,000	2,884,680
5.25% 1/1/18	1,000,000	1,047,360
5.25% 1/1/19	1,615,000	1,683,218
Series B:
5% 1/1/20	1,500,000	1,532,745
5% 1/1/21	290,000	294,947
5% 1/1/31	1,080,000	1,058,324
Salt Verde Finl. Corp. Sr. Gas Rev. 5.5% 12/1/29	3,000,000	2,714,790
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (e)	250,000	273,828
Sedona Excise Tax Rev.:
5% 7/1/15 (MBIA Insured)	2,120,000	2,220,382
5% 7/1/19 (MBIA Insured)	1,000,000	1,028,320
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,729,678
5.5% 7/1/17	1,035,000	1,116,713
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	314,123
Tucson Ctfs. of Prtn. 5% 7/1/18 (MBIA Insured)	1,000,000	1,044,640
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,131,540
5% 7/1/18 (FGIC Insured)	3,295,000	3,436,257
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,149,396
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,464,341
5.5% 7/1/14	445,000	476,132
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,731,617
5.25% 7/1/11	310,000	317,657
5.25% 7/1/15	1,000,000	1,016,040
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Ctfs. of Prtn.:
Series B, 5% 6/1/31 (AMBAC Insured)	$ 300,000	$ 271,764
Series C, 5% 6/1/14 (AMBAC Insured)	600,000	636,204
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,039,300
5.25% 6/1/13 (FSA Insured)	245,000	246,036
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (c)(d)	1,000,000	991,930
		122,134,429
Guam - 0.5%
Guam Ed. Fing. Foundation Series A, 5% 10/1/12	500,000	520,265
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	136,461
		656,726
Puerto Rico - 6.1%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2003 A, 5.25% 7/1/14	275,000	285,175
Series A:
5.5% 7/1/18	700,000	723,905
5.5% 7/1/21 (FGIC Insured)	1,000,000	1,019,810
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	719,607
Series L, 5.25% 7/1/38 (AMBAC Insured)	220,000	206,978
Series N, 5.25% 7/1/39 (FGIC Insured)	1,000,000	940,090
5.75% 7/1/19 (FGIC Insured)	700,000	729,855
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	225,000	234,468
Series B, 5% 7/1/17	1,000,000	1,011,470
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	1,000,000	1,040,970
Series C, 5.25% 1/1/15 (d)	500,000	514,095
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	327,046
Series M2, 5.75%, tender 7/1/17 (c)	200,000	209,080
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	$ 1,000,000	$ 132,190
0% 8/1/54 (AMBAC Insured)	1,000,000	60,420
		8,155,159
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (d)	300,000	253,863
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/27	1,000,000	922,970
		1,176,833
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $138,663,130)	132,123,147
NET OTHER ASSETS - 1.5%	1,951,299
NET ASSETS - 100%	$ 134,074,446
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
19 US Treasury 10-Year Bond Contracts	June 2008	$ 2,228,344	$ 53,507
The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $33,585.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	20.9%
Water & Sewer	20.0%
Special Tax	16.6%
Health Care	11.6%
Electric Utilities	10.0%
Education	7.9%
Others* (individually less than 5%)	13.0%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $138,663,130)		$ 132,123,147
Cash		1,558,271
Receivable for fund shares sold		234,567
Interest receivable		1,317,481
Receivable for daily variation on futures contracts		28,789
Other receivables		9,640
Total assets		135,271,895

Liabilities
Payable for fund shares redeemed	$ 947,119
Distributions payable	186,019
Accrued management fee	64,300
Other affiliated payables	11
Total liabilities		1,197,449

Net Assets		$ 134,074,446
Net Assets consist of:
Paid in capital		$ 140,304,285
Undistributed net investment income		24,141
Accumulated undistributed net realized gain (loss) on investments		232,496
Net unrealized appreciation (depreciation) on investments		(6,486,476)
Net Assets, for 12,528,563 shares outstanding		$ 134,074,446
Net Asset Value, offering price and redemption price per share ($134,074,446 ÷ 12,528,563 shares)		$ 10.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 2,822,412

Expenses
Management fee	$ 368,997
Independent trustees' compensation	275
Miscellaneous	168
Total expenses before reductions	369,440
Expense reductions	(25,569)	343,871
Net investment income		2,478,541
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	259,305
Futures contracts	102,322
Total net realized gain (loss)		361,627
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,544,792)
Futures contracts	53,507
Total change in net unrealized appreciation (depreciation)		(5,491,285)
Net gain (loss)		(5,129,658)
Net increase (decrease) in net assets resulting from operations		$ (2,651,117)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,478,541	$ 4,446,737
Net realized gain (loss)	361,627	498,538
Change in net unrealized appreciation (depreciation)	(5,491,285)	(2,921,742)
Net increase (decrease) in net assets resulting from operations	(2,651,117)	2,023,533
Distributions to shareholders from net investment income	(2,477,003)	(4,441,854)
Distributions to shareholders from net realized gain	(430,807)	(536,754)
Total distributions	(2,907,810)	(4,978,608)
Share transactions Proceeds from sales of shares	24,513,754	45,307,067
Reinvestment of distributions	1,593,205	2,777,519
Cost of shares redeemed	(15,601,151)	(23,030,554)
Net increase (decrease) in net assets resulting from share transactions	10,505,808	25,054,032
Redemption fees	2,508	1,934
Total increase (decrease) in net assets	4,949,389	22,100,891

Net Assets
Beginning of period	129,125,057	107,024,166
End of period (including undistributed net investment income of $24,141 and undistributed net investment income of $22,603, respectively)	$ 134,074,446	$ 129,125,057
Other Information Shares
Sold	2,178,352	4,000,304
Issued in reinvestment of distributions	142,601	245,017
Redeemed	(1,392,102)	(2,042,934)
Net increase (decrease)	928,851	2,202,387

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 11.39	$ 11.59	$ 11.56	$ 11.32	$ 11.50
Income from Investment Operations
Net investment income D	.208	.418	.417	.417	.427	.435
Net realized and unrealized gain (loss)	(.393)	(.205)	(.149)	.087	.306	(.090)
Total from investment operations	(.185)	.213	.268	.504	.733	.345
Distributions from net investment income	(.208)	(.418)	(.417)	(.419)	(.427)	(.435)
Distributions from net realized gain	(.037)	(.055)	(.051)	(.055)	(.066)	(.090)
Total distributions	(.245)	(.473)	(.468)	(.474)	(.493)	(.525)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 10.70	$ 11.13	$ 11.39	$ 11.59	$ 11.56	$ 11.32
Total Return B, C	(1.74)%	1.87%	2.41%	4.46%	6.58%	3.01%
Ratios to Average Net Assets E
Expenses before reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.52% A	.48%	.50%	.50%	.53%	.52%
Net investment income	3.71% A	3.70%	3.69%	3.62%	3.72%	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,074	$ 129,125	$ 107,024	$ 100,695	$ 78,289	$ 68,689
Portfolio turnover rate	13% A	15%	22%	13%	14%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/29/08	% of fund's investments 8/31/07	% of fund's investments 2/28/07
0 - 30	88.8	89.7	97.0
31 - 90	0.0	0.9	1.5
91 - 180	10.1	1.7	1.5
181 - 397	1.1	7.7	0.0
Weighted Average Maturity
	2/29/08	8/31/07	2/28/07
Fidelity Arizona Municipal Money Market Fund	22 Days	28 Days	9 Days
All Tax Free Money Market Funds Average*	27 Days	28 Days	22 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
Variable Rate Demand Notes (VRDNs) 76.2%	Variable Rate Demand Notes (VRDNs) 88.2%
Commercial Paper (including CP Mode) 5.4%	Commercial Paper (including CP Mode) 4.0%
Tender Bonds 2.7%	Tender Bonds 3.5%
Municipal Notes 1.4%	Fidelity Municipal Cash Central Fund 1.8%
Other Investments 10.7%	Other Investments 4.3%
Net Other Assets 3.6%	Net Other Assets** (1.8)%

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.4%
	Principal Amount	Value
Arizona - 95.0%
Arizona Health Facilities Auth. Rev.:
Participating VRDN Series MS 06 1782, 3.16% (Liquidity Facility Morgan Stanley) (a)(c)	$ 18,745,000	$ 18,745,000
(Catholic Health Care West Proj.) Series 2005 B, 3.2%, LOC Bank of America NA, VRDN (a)	14,925,000	14,925,000
(Southwest Behavioral Health Svcs., Inc. Proj.) 3.23%, LOC JPMorgan Chase Bank, VRDN (a)	1,925,000	1,925,000
Arizona School Facilities Board Rev.:
Bonds:
(State School Impt. Proj.) 5.25% 7/1/08	7,430,000	7,471,171
5% 7/1/08	3,575,000	3,594,200
Participating VRDN Series MS 00 497, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	1,001,000	1,001,000
Arizona State Univ. Revs. Bonds 5% 7/1/08 (FSA Insured)	1,000,000	1,004,268
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series ROC II R 2134, 4.19% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,915,000	1,915,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 3.1%, LOC Bank of America NA, VRDN (a)(b)	2,420,000	2,420,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 3.16%, LOC KeyBank NA, VRDN (a)(b)	1,890,000	1,890,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.75%, tender 3/3/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)	10,400,000	10,400,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.55%, LOC KBC Bank NV, VRDN (a)(b)	26,190,000	26,190,001
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 3.16%, LOC KeyBank NA, VRDN (a)(b)	2,100,000	2,100,000
Glendale Trans. Excise Tax Rev. Bonds 5% 7/1/08 (MBIA Insured)	3,575,000	3,593,564
Maricopa County & Phoenix Indl. Dev. Auth. Participating VRDN Series Putters 2198, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,390,000	6,390,000
Maricopa County High School District #201 Participating VRDN Series PZ 229, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,965,000	4,965,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.1%, LOC Fannie Mae, VRDN (a)(b)	3,299,675	3,299,675
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Ranchwood Apts. Proj.) Series 2001 A, 3.08%, LOC Fannie Mae, VRDN (a)(b)	$ 5,000,000	$ 5,000,000
(San Angelin Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (a)(b)	3,100,000	3,100,000
(San Clemente Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (a)(b)	7,700,000	7,700,000
(San Lucas Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (a)(b)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 3.2%, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(San Miguel Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Remo Apts. Proj.) 3.2%, LOC Fannie Mae, VRDN (a)(b)	10,700,000	10,700,000
(Village Square Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 3.2% tender 3/13/08, CP mode (b)	3,200,000	3,200,000
(Clayton Homes, Inc. Proj.) Series 1998, 3.34%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Peoria Unified School District #11 Bonds 5% 7/1/08 (FSA Insured)	1,420,000	1,425,967
Phoenix & Pima County Participating VRDN Series 06 P55U, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,400,000	5,400,000
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P29U, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,475,000	2,475,000
Series Putters 2364, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	2,975,000	2,975,000
Series ROC II R 10017, 3.27% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	3,355,000	3,355,000
Series ROC II R 10215, 3.27% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	3,140,000	3,140,000
Series ROC II R 10216, 3.27% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	3,340,000	3,340,000
Series ROC II R 10228, 3.27% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	3,355,000	3,355,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN Series PA 1373, 4.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,750,000	1,750,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev.: - continued
Participating VRDN Series AAB 05 54, 4% (Liquidity Facility Bank of America NA) (a)(c)	$ 8,000,000	$ 8,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Bonds Series B, 5% 7/1/08	4,370,000	4,389,306
Participating VRDN:
Series MS 06 2136, 3.41% (Liquidity Facility Morgan Stanley) (a)(c)	7,295,000	7,295,000
Series MS 06 2137, 3.41% (Liquidity Facility Morgan Stanley) (a)(c)	7,295,000	7,295,000
Series SGC 22, 3.22% (Liquidity Facility Societe Generale) (a)(c)	6,000,000	6,000,000
Series 2007 A, 3.5% 3/7/08, LOC Dexia Cr. Local de France, CP	3,600,000	3,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series EGL 7050056 Class A, 3.5% (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Series MS 1122, 3.41% (Liquidity Facility Morgan Stanley) (a)(c)	7,600,000	7,600,000
Series PT 1401, 4.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Series ROC II R 11190, 3.49% (Liquidity Facility Citibank NA) (a)(c)	3,630,000	3,630,000
Phoenix Gen. Oblig. Participating VRDN:
Series EC 1118, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,340,000	2,340,000
Series PT 1436, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,395,000	1,395,000
Series Putters 1873, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,000,000	6,000,000
Series Putters 2517, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,110,000	3,110,000
Series ROC II R 7055, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(c)	875,000	875,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Westward Ho Apts. Proj.) Series 2003 A, 3.25%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 3.23%, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
(Independent Newspaper, Inc. Proj.) Series 2000, 3.5%, LOC Wachovia Bank NA, VRDN (a)(b)	700,000	700,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Laura Dozer Ctr. Proj.) 3.9%, LOC JPMorgan Chase Bank, VRDN (a)	$ 900,000	$ 900,000
(Phoenix Expansion Proj.) 4.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,230,000	2,230,000
(Plastican Proj.) Series 1997, 3.1%, LOC Bank of America NA, VRDN (a)(b)	2,285,000	2,285,000
(Swift Aviation Svcs., Inc. Proj.) 3.85%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	4,910,000	4,910,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series A, 3.24% 8/1/08 (a)(b)	5,543,169	5,543,169
Participating VRDN:
Series Merlots 07 E3, 3.4% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,885,000	2,885,000
Series MT 156, 3.22% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	360,000	360,000
Series Putters 2363, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	2,990,000	2,990,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 3.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	1,500,000	1,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 3.08%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1374, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	60,000	60,000
Pima County Unified School District #1 Tucson Bonds (Proj. of 2004) Series C, 4% 7/1/08 (FGIC Insured)	2,125,000	2,127,384
Phoenix, Maricopa, & Pima County Hsg. Single Family Mtg. Rev. Participating VRDN Series PT 4242, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,200,000	9,200,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series C, 6.5% 1/1/09	4,000,000	4,155,311
Participating VRDN:
Series EGL 06 0141, 3.2% (Liquidity Facility Citibank NA) (a)(c)	16,500,000	16,500,000
Series EGL 06 14 Class A, 3.2% (Liquidity Facility Citibank NA) (a)(c)	2,400,000	2,400,000
Series PT 1512, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,465,000	2,465,000
Series B:
1.53% 3/4/08, CP	4,750,000	4,750,000
3.4% 3/7/08, CP	1,750,000	1,750,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Series C:
1.3% 3/13/08, CP	$ 4,000,000	$ 4,000,000
3.38% 3/10/08, CP	3,700,000	3,700,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN:
Series GS 08 1, 3.27% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	555,000	555,000
Series ROC II R 11258, 3.21% (Liquidity Facility Citibank NA) (a)(c)	7,300,000	7,300,000
Series ROC II R 11260, 3.19% (Liquidity Facility Citibank NA) (a)(c)	3,600,000	3,600,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,955,000	8,955,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001A, 3.4%, LOC JPMorgan Chase Bank, VRDN (a)	4,700,000	4,700,000
Scottsdale Muni. Property Corp. Excise Tax Rev. Participating VRDN Series Putters 2518, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,490,000	2,490,000
Tempe Transit Excise Tax Rev. 3.03% (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,900,000	2,900,000
Tempe Union High School District #213 Bonds 7% 7/1/08 (FGIC Insured)	4,200,000	4,247,891
Yuma Muni. Property Corp. Rev. Bonds:
Series B, 5% 7/1/08 (XL Cap. Assurance, Inc. Insured)	1,450,000	1,457,866
Series D, 4.25% 7/1/08 (XL Cap. Assurance, Inc. Insured)	2,880,000	2,888,549
		369,279,322
Puerto Rico - 1.4%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	5,500,000	5,518,900
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $374,798,222)		374,798,222
NET OTHER ASSETS - 3.6%		14,125,762
NET ASSETS - 100%		$ 388,923,984
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 24,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $374,798,222)		$ 374,798,222
Cash		19,186,331
Receivable for fund shares sold		6,304,344
Interest receivable		1,509,918
Other receivables		99,061
Total assets		401,897,876

Liabilities
Payable for investments purchased	$ 7,706,058
Payable for fund shares redeemed	5,094,841
Distributions payable	9,394
Accrued management fee	163,582
Other affiliated payables	17
Total liabilities		12,973,892

Net Assets		$ 388,923,984
Net Assets consist of:
Paid in capital		$ 388,890,987
Undistributed net investment income		27,850
Accumulated undistributed net realized gain (loss) on investments		5,147
Net Assets, for 388,777,652 shares outstanding		$ 388,923,984
Net Asset Value, offering price and redemption price per share ($388,923,984 ÷ 388,777,652 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 5,930,109
Income from Fidelity Central Funds		24,510
Total income		5,954,619

Expenses
Management fee	$ 931,175
Independent trustees' compensation	751
Total expenses before reductions	931,926
Expense reductions	(187,713)	744,213
Net investment income		5,210,406
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,185
Net increase in net assets resulting from operations		$ 5,218,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,210,406	$ 9,623,320
Net realized gain (loss)	8,185	3,189
Net increase in net assets resulting from operations	5,218,591	9,626,509
Distributions to shareholders from net investment income	(5,210,007)	(9,623,312)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	963,936,647	1,169,008,700
Reinvestment of distributions	5,108,990	9,449,361
Cost of shares redeemed	(920,978,634)	(1,105,350,486)
Net increase (decrease) in net assets and shares resulting from share transactions	48,067,003	73,107,575
Total increase (decrease) in net assets	48,075,587	73,110,772

Net Assets
Beginning of period	340,848,397	267,737,625
End of period (including undistributed net investment income of $27,850 and undistributed net investment income of $27,451, respectively)	$ 388,923,984	$ 340,848,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.032	.027	.016	.006	.008
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.014	.032	.027	.016	.006	.008
Distributions from net investment income	(.014)	(.032)	(.027)	(.016)	(.006)	(.008)
Distributions from net realized gain	-	-	-	-	-	-F
Total distributions	(.014)	(.032)	(.027)	(.016)	(.006)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.42%	3.26%	2.78%	1.60%	.60%	.86%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.40%A	.38%	.37%	.43%	.49%	.48%
Net investment income	2.81%A	3.22%	2.77%	1.63%	.60%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,924	$ 340,848	$ 267,738	$ 217,819	$ 156,955	$ 134,118

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48).

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Arizona Municipal Income Fund	$ 138,641,592	$ 564,345	$ (7,082,790)	$ (6,518,445)
Fidelity Arizona Municipal Money Market Fund	374,798,222	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Income Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Income Fund's financial statement disclosures.

4. Operating Policies.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $16,192,816 and $8,224,231, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Arizona Municipal Income Fund	$ 168

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 25,569
Fidelity Arizona Municipal Money Market Fund	187,713

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AZI/SPZ-USAN-0408
1.790941.104

Fidelity®
AMT Tax-Free Money
Fund

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,015.30	$ 1.65
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.22	$ 1.66

* Expenses are equal to the Fund's annualized expense ratio of .33%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/29/08	% of fund's investments 8/31/07	% of fund's investments 2/28/07
0 - 30	86.6	89.6	92.4
31 - 90	2.5	0.4	1.1
91 - 180	4.3	2.1	2.9
181 - 397	6.6	7.9	3.6
Weighted Average Maturity
	2/29/08	8/31/07	2/28/07
Fidelity AMT Tax-Free Money Fund	26 Days	34 Days	20 Days
All Tax-Free Money Market Funds Average*	27 Days	28 Days	22 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
Variable Rate Demand Notes (VRDNs) 74.2%	Variable Rate Demand Notes (VRDNs) 82.0%
Commercial Paper (including CP Mode) 3.5%	Commercial Paper (including CP Mode) 3.8%
Tender Bonds 3.2%	Tender Bonds 1.4%
Municipal Notes 9.4%	Municipal Notes 7.6%
Fidelity Tax-Free Cash Central Fund 2.3%	Fidelity Tax-Free Cash Central Fund 2.4%
Other Investments 2.1%	Other Investments 1.2%
Net Other Assets 5.3%	Net Other Assets 1.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series Floaters 2212, 3.21% (Liquidity Facility Wells Fargo & Co.) (d)(f)	$ 5,965	$ 5,965
Series MS 06 2200, 3.16% (Liquidity Facility Morgan Stanley) (d)(f)	8,000	8,000
Series ROC II R 11310, 3.21% (Liquidity Facility Citibank NA) (d)(f)	4,700	4,700
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series ROC II R 10105, 4.2% (Liquidity Facility Citigroup, Inc.) (d)(f)	4,110	4,110
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 3.16%, LOC Regions Bank of Alabama, VRDN (d)	2,625	2,625
		25,400
Alaska - 1.2%
Alaska Hsg. Fin. Corp. Participating VRDN Series PZ 126, 3.33% (Liquidity Facility Wells Fargo & Co.) (d)(f)	6,195	6,195
Alaska Int'l. Arpts. Revs. Participating VRDN Series PT 1397, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	4,580	4,580
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	7,400	7,436
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series B, 3.5%, VRDN (d)	3,300	3,300
(ConocoPhillips Proj.) Series 1994 A, 2.96%, VRDN (d)	21,000	21,000
		42,511
Arizona - 2.8%
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 2.98%, LOC LaSalle Bank NA, VRDN (d)	4,150	4,150
Arizona School Facilities Board Rev. Participating VRDN Series MS 00 497, 3.21% (Liquidity Facility Morgan Stanley) (d)(f)	6,539	6,539
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 3384, 3.17% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	5,725	5,725
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11032, 3.24% (Liquidity Facility Citibank NA) (d)(f)	10,860	10,860
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28 Class A, 3.2% (Liquidity Facility Citibank NA) (d)(f)	7,805	7,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN:
Series MS 06 2136, 3.41% (Liquidity Facility Morgan Stanley) (d)(f)	$ 1,485	$ 1,485
Series MS 06 2137, 3.41% (Liquidity Facility Morgan Stanley) (d)(f)	1,490	1,490
Phoenix Civic Impt. Corp. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 674, 3.49% (Liquidity Facility Citibank NA) (d)(f)	4,120	4,120
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series EGL 7050056 Class A, 3.5% (Liquidity Facility Citibank NA) (d)(f)	7,900	7,900
Series MS 1122, 3.41% (Liquidity Facility Morgan Stanley) (d)(f)	11,900	11,900
Phoenix Gen. Oblig. Participating VRDN Series ROC II R 7055, 3.19% (Liquidity Facility Citigroup, Inc.) (d)(f)	3,995	3,995
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series GS 06 81T, 3.22% (Liquidity Facility Goldman Sachs Group, Inc.) (d)(f)	14,880	14,880
Series MS 04 1227, 3.16% (Liquidity Facility Morgan Stanley) (d)(f)	2,100	2,100
Series ROC II R 12029, 3.2% (Liquidity Facility Citigroup, Inc.) (d)(f)	7,310	7,310
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series ROC II R 11258, 3.21% (Liquidity Facility Citibank NA) (d)(f)	2,500	2,500
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 3.22% (Liquidity Facility Citigroup, Inc.) (d)(f)	4,800	4,800
		97,559
California - 1.3%
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 3.34% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	3,940	3,940
California Gen. Oblig. RAN 4% 6/30/08	40,000	40,082
		44,022
Colorado - 3.1%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 3.9%, LOC JPMorgan Chase Bank, VRDN (d)	1,250	1,250
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	10,575	10,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Ed. Ln. Prog. TRAN:
3.5% 8/5/08	$ 7,800	$ 7,819
4% 8/5/08	3,500	3,511
4.25% 8/5/08	3,900	3,908
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.) Series B5, 2.93% (Liquidity Facility UBS AG), VRDN (d)	1,500	1,500
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 3.21% (Liquidity Facility Bayerische Landesbank (UNGTD)) (d)(f)	29,700	29,700
Series EGL 07 0037, 3.21% (Liquidity Facility Bayerische Landesbank (UNGTD)) (d)(f)	16,830	16,830
Series MS 01 679, 3.21% (Liquidity Facility Morgan Stanley) (d)(f)	6,300	6,300
Denver City & County Arpt. Rev. Participating VRDN Series MS 08 2365, 3.31% (Liquidity Facility Morgan Stanley) (d)(f)	4,500	4,500
Univ. of Colorado Hosp. Auth. Rev.:
Participating VRDN:
Series ROC II R 10243 CE, 3.22% (Liquidity Facility Citigroup, Inc.) (d)(f)	2,200	2,200
Series ROC II R 573CE, 3.22% (Liquidity Facility Citigroup, Inc.) (d)(f)	16,500	16,500
Series A, 2.95% (FSA Insured), VRDN (d)	3,400	3,400
		107,993
Connecticut - 0.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.6% tender 3/10/08, CP mode	2,500	2,500
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series U2, 2.8%, VRDN (d)	2,000	2,000
		4,500
District Of Columbia - 0.1%
District of Columbia Gen. Oblig. Series B, 3.25% (FSA Insured), VRDN (d)	4,605	4,605
Florida - 5.4%
Alachua County Health Facilities Auth. Health Facilities Rev.:
(Shands Teach Hospitals & Clinics, Inc. Proj.) 3.7%, LOC SunTrust Banks, Inc., VRDN (d)	2,100	2,100
(Shands Teaching Hosp. Proj.) 3.7%, LOC SunTrust Banks, Inc., VRDN (d)	3,400	3,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn. 3% (FSA Insured), VRDN (d)	$ 8,245	$ 8,245
Charlotte County Util. Sys. Rev. Series 2003 B, 3% (FSA Insured), VRDN (d)	8,115	8,115
Florida Board of Ed. Participating VRDN:
Series PT 3520, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	3,000	3,000
Series ROC II R 6087, 3.19% (Liquidity Facility Citigroup, Inc.) (d)(f)	3,385	3,385
Florida Board of Ed. Cap. Outlay Pub. Ed. Rev. Participating VRDN Series EC 1150, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	5,450	5,450
Florida Board of Ed. Lottery Rev. Participating VRDN Series Putters 222, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	6,500	6,500
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 6530, 3.22% (Liquidity Facility Citigroup, Inc.) (d)(f)	4,800	4,800
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series MS 06 1450, 3.16% (Liquidity Facility Morgan Stanley) (d)(f)	5,000	5,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.21% (Liquidity Facility Wells Fargo & Co.) (d)(f)	3,140	3,140
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	7,000	7,000
Hialeah Gardens Health Facilities Rev. Participating VRDN Series PA 1523, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	4,500	4,500
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.) Series C, 3%, VRDN (d)	5,000	5,000
Hillsborough County Indl. Dev. Participating VRDN Series ROC II R 643, 3.22% (Liquidity Facility Citibank NA) (d)(f)	3,335	3,335
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) 3.65%, LOC Bank of America NA, VRDN (d)	2,600	2,600
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 4.1%, VRDN (d)	1,000	1,000
Orlando & Orange County Expressway Auth. Rev.:
Participating VRDN:
Series EGL 07 0145, 3.24% (Liquidity Facility Citibank NA) (d)(f)	11,300	11,300
Series Putters 1345, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	5,550	5,550
Series Solar 07 0065, 3.2% (Liquidity Facility U.S. Bank NA, Minnesota) (d)(f)	14,985	14,985
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando & Orange County Expressway Auth. Rev.: - continued
Series 2003 C3, 3.16% (FSA Insured), VRDN (d)	$ 3,700	$ 3,700
Series 2003 D, 3.2% (FSA Insured), VRDN (d)	10,115	10,115
Palm Beach County Rev. (Hanley Ctr., Inc. Proj.) 3%, LOC Bank of America NA, VRDN (d)	11,000	11,000
Palm Beach County School District 3.68% 3/13/08, LOC Bank of America NA, CP	9,200	9,200
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 12178, 3.3% (Liquidity Facility Bank of New York, New York) (d)(f)	6,270	6,270
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 3%, LOC Bank of America NA, VRDN (d)	3,565	3,565
Volusia County School Board Ctfs. of Prtn. Participating VRDN:
Series BA 07 1035, 3.19% (Liquidity Facility Bank of America NA) (d)(f)	9,000	9,000
Series ROC II R 4089, 3.24% (Liquidity Facility Citigroup, Inc.) (d)(f)	27,295	27,295
		188,550
Georgia - 2.8%
Atlanta Tax Allocation (Westside Proj.) Series A, 3.35%, LOC Wachovia Bank NA, VRDN (d)	4,755	4,755
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series MS 1273, 3.21% (Liquidity Facility Morgan Stanley) (d)(f)	7,700	7,700
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series Putters 580, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)	3,235	3,235
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) 3%, LOC Freddie Mac, VRDN (d)	1,330	1,330
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 3.16%, LOC SunTrust Banks, Inc., VRDN (d)	15,600	15,600
Fulton County School District TAN 3% 12/31/08 (c)	6,900	6,941
Fulton County Wtr. & Swr. Rev. Participating VRDN Series MS 1120, 3.31% (Liquidity Facility Morgan Stanley) (b)(d)(f)	8,545	8,545
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 3.2% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	9,920	9,920
Muni. Elec. Auth. of Georgia:
Series 1994 B, 3.05% (FSA Insured), VRDN (d)	2,250	2,250
Series 1994 D, 3.2% (FSA Insured), VRDN (d)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 3.76%, tender 7/1/08 (d)	$ 20,800	$ 20,792
Richmond County Participating VRDN Series LB 06 50, 3.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)	10,830	10,830
		97,098
Hawaii - 0.5%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series GS 06 4G, 3.22% (Liquidity Facility Goldman Sachs Group, Inc.) (d)(f)	8,000	8,000
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 3.74% (Liquidity Facility Deutsche Postbank AG) (d)(f)	2,600	2,600
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 2368, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	5,235	5,235
		15,835
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (Saint Luke's Reg'l. Med. Ctr. Proj.) 3.95% (FSA Insured), VRDN (d)	6,390	6,390
Illinois - 8.9%
Chicago Board of Ed.:
Participating VRDN Series PT 3624, 3.2% (Liquidity Facility Dexia Cr. Local de France) (d)(f)	9,235	9,235
Series 2000 B, 3% (FSA Insured), VRDN (d)	4,615	4,615
Series 2000 C, 3% (FSA Insured), VRDN (d)	12,800	12,800
Series 2000 D, 3.4% (FSA Insured), VRDN (d)	1,225	1,225
Series C2, 3.15% (FSA Insured), VRDN (d)	5,700	5,700
Chicago Gen. Oblig. Participating VRDN:
Series Putters 1050, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	3,055	3,055
Series Putters 2052, 3.66% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	5,000	5,000
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series PT 3967, 3.8% (Liquidity Facility Dexia Cr. Local de France) (d)(f)(g)	13,275	13,275
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	5,680	5,680
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Putters 2500, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	3,025	3,025
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series ROC II R 605 PB, 3.24% (Liquidity Facility Deutsche Postbank AG) (d)(f)	$ 5,100	$ 5,100
Chicago Wtr. Rev. Participating VRDN Series Merlots 00 TT, 3.35% (Liquidity Facility Wachovia Bank NA) (d)(f)	4,600	4,600
Cmnty. College District # 540 Participating VRDN Series DB 555, 3.22% (Liquidity Facility Deutsche Bank AG) (d)(f)	1,625	1,625
Cook County Gen. Oblig.:
Bonds Series B, 5% 11/15/08 (MBIA Insured)	1,000	1,014
Participating VRDN:
Series Putters 1269, 3.66% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	2,670	2,670
Series Putters 1313, 3.66% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	10,365	10,365
Series ROC II R 10163, 4.17% (Liquidity Facility Citibank NA) (d)(f)	16,015	16,015
Series 2004 E, 3.25% (Liquidity Facility DEPFA BANK PLC), VRDN (d)	1,575	1,575
Illinois Dev. Fin. Auth. Multi-family Hsg. Rev. (Orleans-Illinois Proj.) Series 1992, 3.25% (FSA Insured), VRDN (d)	6,350	6,350
Illinois Dev. Fin. Auth. Rev.:
Bonds (DePaul Univ. Proj.) Series 2004 C, 5.25% 10/1/08	1,000	1,011
(Evanston Northwestern Health Care Corp. Proj.) Series 2001 A, 3.4%, VRDN (d)	3,200	3,200
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 10298, 3.19% (Liquidity Facility Citigroup, Inc.) (d)(f)	4,795	4,795
Illinois Fin. Auth. Rev.:
Participating VRDN Series ROC II R 6015, 3.19% (Liquidity Facility Citigroup, Inc.) (d)(f)	4,930	4,930
(Clare Oaks Proj.) Series C, 3.01%, LOC Banco Santander SA, VRDN (d)	11,300	11,300
Illinois Gen. Oblig.:
Bonds:
Series A, 5% 10/1/08	3,790	3,824
5% 4/1/08	6,000	6,007
5% 1/1/09	5,000	5,126
Participating VRDN:
Series Floaters 01 534, 4.16% (Liquidity Facility Morgan Stanley) (d)(f)	10,205	10,205
Series MSTC 01 148, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (d)(f)	12,435	12,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Participating VRDN:
Series Putters 660, 3.66% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	$ 1,495	$ 1,495
Series ROC II R 12020, 3.23% (Liquidity Facility Citibank NA) (d)(f)	4,000	4,000
Series 2003 B, 3.28% (Liquidity Facility DEPFA BANK PLC), VRDN (d)	16,520	16,520
Illinois Health Facilities Auth. Rev. (Blessing Hosp. Proj.) Series 1999 B, 3% (FSA Insured), VRDN (d)	1,000	1,000
Illinois Reg'l. Trans. Auth.:
Participating VRDN:
Series BA 03 C, 3.19% (Liquidity Facility Bank of America NA) (d)(f)	7,045	7,045
Series GS 06 40TP, 3.2% (Liquidity Facility Wells Fargo & Co.) (d)(f)	9,520	9,520
Series Merlots 01 A48, 3.45% (Liquidity Facility Bank of New York, New York) (d)(f)	8,830	8,830
Series Merlots 07 D62, 3.45% (Liquidity Facility Wachovia Bank NA) (d)(f)	3,995	3,995
Series MSTC 9044, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (d)(f)	15,555	15,555
Series ROC II R 642, 3.22% (Liquidity Facility Citibank NA) (d)(f)	9,200	9,200
Series B, 2.9% (Liquidity Facility DEPFA BANK PLC), VRDN (d)	3,230	3,230
Illinois Sales Tax Rev. Participating VRDN Series ROC II R 4516, 3.19% (Liquidity Facility Citigroup, Inc.) (d)(f)	4,430	4,430
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Participating VRDN Series ROC II R 10082, 3.49% (Liquidity Facility Citibank NA) (d)(f)	13,545	13,545
Lake County Cmnty. High School District Participating VRDN Series PT 3383, 3.2% (Liquidity Facility Dexia Cr. Local de France) (d)(f)	9,710	9,710
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series Putters 269, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	4,160	4,160
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 12133, 3.33% (Liquidity Facility Bank of New York, New York) (d)(f)	5,000	5,000
Univ. of Illinois Health Svcs. Facilities Sys. Rev. Series 2005 B, 2.95% (FSA Insured), VRDN (d)	1,245	1,245
Will County Cmnty. High School District #210 Participating VRDN Series DB 475, 3.24% (Liquidity Facility Deutsche Bank AG) (d)(f)	5,030	5,030
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Illinois Participating VRDN Series PT 2542, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	$ 6,230	$ 6,230
Will County School District #122 Participating VRDN Series PZ 48, 3.21% (Liquidity Facility BNP Paribas SA) (d)(f)	3,600	3,600
		309,097
Indiana - 1.4%
Baugo School Bldg. Corp. Participating VRDN Series PT 3109, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	5,485	5,485
Benton School Impt. Bldg. Corp. Participating VRDN Series Putters 903, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)	7,255	7,255
Dyer Redev. Auth. Econ. Dev. Lease Rental Participating VRDN Series DBE 573, 3.22% (Liquidity Facility Deutsche Bank AG) (d)(f)	1,500	1,500
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 3.23% (Liquidity Facility Bear Stearns Companies, Inc.) (d)(f)	13,350	13,350
Indiana Univ. Student Fee Revs. Participating VRDN Series Merlots 08 D64, 3.4% (Liquidity Facility Wachovia Bank NA) (d)(f)	5,120	5,120
IPS Multi-School Bldg. Corp. Bonds Series PT 3895, 3.77%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (d)(f)(g)	5,640	5,640
New Albany Floyd County Independent School Bldg. Corp. Participating VRDN Series Merlots 07 D73, 3.45% (Liquidity Facility Wachovia Bank NA) (d)(f)	7,675	7,675
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 3.17%, LOC Nat'l. City Bank Cleveland, VRDN (d)	2,900	2,900
		48,925
Iowa - 0.2%
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	6,300	6,315
Kansas - 0.4%
Kansas Dept. of Trans. Hwy. Rev.:
Series 2002 C3, 2.97% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (d)	1,300	1,300
Series C-2, 2.97% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (d)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 3.65% 4/1/08	$ 8,300	$ 8,300
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series ROC II R 12036, 3.28% (Liquidity Facility Citigroup, Inc.) (d)(f)	4,730	4,730
		15,330
Kentucky - 0.9%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J1, 3.5%, tender 4/15/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (d)	5,420	5,420
Louisville Participating VRDN Series ROC II R 651 CE, 3.22% (Liquidity Facility Citibank NA) (d)(f)	7,160	7,160
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.31% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (d)	3,550	3,550
Series 1984 B2, 3.31% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (d)	15,480	15,480
		31,610
Louisiana - 1.3%
Jefferson Sales Tax District Spl. Sales Tax Rev. Participating VRDN:
Series DBE 576, 3.22% (Liquidity Facility Deutsche Bank AG) (d)(f)	1,265	1,265
Series DBE 577, 3.22% (Liquidity Facility Deutsche Bank AG) (d)(f)	1,285	1,285
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series MS 06 1590, 3.21% (Liquidity Facility Morgan Stanley) (d)(f)	7,491	7,491
Series ROC II R 12048, 3.23% (Liquidity Facility Citigroup, Inc.) (d)(f)	9,900	9,900
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Wtr. & Swr. Rev. Proj.) 3.4% (FSA Insured), VRDN (d)	5,000	5,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 0.9% tender 4/3/08, CP mode	8,200	8,200
(Dow Chemical Co. Proj.) Series 1994 B, 3.65%, VRDN (d)	10,300	10,300
		43,441
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.5%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Piper 06 A, 3.46% (Liquidity Facility Bank of New York, New York) (d)(f)	$ 6,493	$ 6,493
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.2% (Liquidity Facility U.S. Bank NA, Minnesota) (d)(f)	7,065	7,065
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 3285, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	3,750	3,750
		17,308
Maryland - 0.3%
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 3.23%, LOC BNP Paribas SA, VRDN (d)	6,100	6,100
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	180	180
Maryland Health & Higher Edl. Facilities Auth. Rev. (Villa Julie College, Inc. Proj.) 3%, LOC Bank of America NA, VRDN (d)	5,000	5,000
		11,280
Massachusetts - 1.6%
Massachusetts Gen. Oblig. RAN Series 2007 A, 3.08% 3/21/08 (g)	35,800	35,800
Massachusetts Health & Edl. Facilities Auth. Rev. 0.7% 4/3/08, CP	20,199	20,199
		55,999
Michigan - 3.4%
Detroit Swr. Disp. Rev.:
Participating VRDN Series GS 06 100 TP, 3.22% (Liquidity Facility DEPFA BANK PLC) (d)(f)	1,758	1,758
Series 2001 C1, 3.05% (FSA Insured), VRDN (d)	15,820	15,820
Hudsonville Pub. Schools Participating VRDN Series Putters 897, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	5,695	5,695
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 06 156, 3.23% (Liquidity Facility Citibank NA) (d)(f)	7,100	7,100
Series ROC II R 9196, 3.24% (Liquidity Facility Citigroup, Inc.) (d)(f)	18,365	18,365
Michigan Gen. Oblig.:
Participating VRDN Series UBS 07 22, 3.18% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)	9,900	9,900
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	24,400	24,548
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev. RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	$ 8,400	$ 8,431
Michigan State Univ. Revs. Series 1998 A2, 2.93% (Liquidity Facility DEPFA BANK PLC), VRDN (d)	2,725	2,725
Michigan Strategic Fund Ltd. Oblig. Rev. (Holland Home Oblig. Group Proj.) 3.41%, LOC Huntington Nat'l. Bank, Columbus, VRDN (d)	8,940	8,940
Portage Pub. Schools Participating VRDN Series LB 08 P14W, 3.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)	11,415	11,415
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.21%, LOC KBC Bank NV, VRDN (d)	4,400	4,400
		119,097
Minnesota - 1.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series MSTC 292, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (d)(f)	18,000	18,000
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 3.16% (Liquidity Facility Morgan Stanley) (d)(f)	21,300	21,300
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Proj.) Series 2007 F, 3.68% 5/29/08	9,000	9,000
		48,300
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. Bonds Series Solar 06 0153, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota) (d)(f)(g)	6,255	6,255
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 10152, 4.32% (Liquidity Facility Citigroup, Inc.) (d)(f)	3,735	3,735
Series ROC II R 10182, 3.19% (Liquidity Facility Citibank NA) (d)(f)	3,600	3,600
		13,590
Missouri - 1.3%
Missouri Board of Pub. Buildings Spl. Oblig. Participating VRDN Series Putters 1501, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	2,990	2,990
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.):
Series C-1, 3.25% (FSA Insured), VRDN (d)	2,850	2,850
Series C4, 2.95% (FSA Insured), VRDN (d)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 3.2% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)	$ 21,000	$ 21,000
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. Participating VRDN Series DBE 521, 3.22% (Liquidity Facility Deutsche Bank AG) (d)(f)	6,245	6,245
Missouri Reg'l. Convention & Sports Complex Auth. Rev. Bonds Series A-1, 5% 8/15/08 (AMBAC Insured)	4,610	4,638
		45,223
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev.:
Bonds Series MS 06 2081, 3.45%, tender 3/27/08 (Liquidity Facility Wells Fargo & Co.) (d)(f)(g)	4,975	4,975
Participating VRDN Series ROC II R 12132, 3.33% (Liquidity Facility Bank of New York, New York) (d)(f)	2,470	2,470
Omaha Gen. Oblig. Participating VRDN Series ROC II R 10085, 3.19% (Liquidity Facility Citibank NA) (d)(f)	2,365	2,365
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series ROC II R 9031, 3.19% (Liquidity Facility Citigroup, Inc.) (d)(f)	3,670	3,670
		13,480
Nevada - 1.7%
Clark County Fuel Tax Participating VRDN:
Series Putters 2113, 3.66% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	9,600	9,600
Series ROC II R 1035, 3.49% (Liquidity Facility Citigroup, Inc.) (d)(f)	2,940	2,940
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Participating VRDN Series DBE 501, 3.22% (Liquidity Facility Deutsche Bank AG) (d)(f)	2,115	2,115
Clark County School District:
Participating VRDN:
Series PT 3261, 3.2% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	9,980	9,980
Series PZ 165, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	8,865	8,865
Series PZ 167, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	4,530	4,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District: - continued
Series 2001 B, 3.8% (FSA Insured), VRDN (d)	$ 13,340	$ 13,340
Las Vegas Gen. Oblig. 3.8%, LOC Lloyds TSB Bank PLC, VRDN (d)	7,275	7,275
		58,645
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 3.5% tender 3/11/08, CP mode	10,000	10,000
New Jersey - 0.8%
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series DB 452, 3.23% (Liquidity Facility Deutsche Bank AG) (d)(f)	2,600	2,600
Series PT 3640, 3.17% (Liquidity Facility Dexia Cr. Local de France) (d)(f)	25,030	25,030
		27,630
New Mexico - 0.2%
New Mexico Fin. Auth. Rev. Participating VRDN Series PT 3133, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	3,520	3,520
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Proj.) Series B, 2.9% (FSA Insured), VRDN (d)	2,100	2,100
		5,620
New York - 3.5%
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN Series Putters 2550, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	4,285	4,285
Series 2003 D, 3.2% (FSA Insured), VRDN (d)	5,850	5,850
Series 2003 G, 2.87% (FSA Insured), VRDN (d)	3,325	3,325
New York City Gen. Oblig.:
Series 1994 A10, 3.75%, LOC JPMorgan Chase Bank, VRDN (d)	1,430	1,430
Series 1994 E3, 3.1%, LOC WestLB AG, VRDN (d)	2,600	2,600
Series 2002 A6, 3.05% (FSA Insured), VRDN (d)	10,250	10,250
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 2540, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	1,940	1,940
Series 1, 0.85% 3/4/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	3,000	3,000
Series 2000 C, 3.78% (Liquidity Facility Dexia Cr. Local de France), VRDN (d)	17,600	17,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2003 F2, 3.78% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (d)	$ 7,500	$ 7,500
Series 5B, 0.65% 3/3/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	10,600	10,600
New York City Transitional Fin. Auth. Rev. Subseries 2003 C4, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (d)	6,780	6,780
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Impt. Proj.) Series F2C, 3.22% (FSA Insured), VRDN (d)	2,575	2,575
Series 2003D 2B, 3.15% (FSA Insured), VRDN (d)	5,200	5,200
New York Metropolitan Trans. Auth. Rev.:
Participating VRDN Series ROC II R 12094, 3.24% (Liquidity Facility Citigroup, Inc.) (d)(f)	23,360	23,360
Series G, 3.75%, LOC BNP Paribas SA, VRDN (d)	7,785	7,785
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B2, 3.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (d)	7,600	7,600
		121,680
North Carolina - 2.6%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II R 4056, 3.19% (Liquidity Facility Citigroup, Inc.) (d)(f)	6,020	6,020
Fayetteville Pub. Wks Commission 2.95% (FSA Insured), VRDN (d)	6,200	6,200
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R 7010, 3.19% (Liquidity Facility Citigroup, Inc.) (d)(f)	6,975	6,975
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 12 Class A, 3.2% (Liquidity Facility Citibank NA) (d)(f)	12,000	12,000
Series EGL 7050060 Class A, 3.2% (Liquidity Facility Citibank NA) (d)(f)	15,600	15,600
Series MS 06 1895, 3.16% (Liquidity Facility Morgan Stanley) (d)(f)	2,155	2,155
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series Putters 2233, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	14,960	14,960
North Carolina Med. Care Commission Health Care Facilities Rev. (Novant Health, Inc. Proj.) Series B, 2.9% (Liquidity Facility JPMorgan Chase Bank), VRDN (d)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 3.18% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)	$ 9,900	$ 9,900
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota) (d)(f)(g)	2,500	2,500
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series MS 1287, 3.16% (Liquidity Facility Morgan Stanley) (d)(f)	7,795	7,795
Wake County Gen. Oblig. Series B, 3.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (d)	6,100	6,100
		91,205
Ohio - 1.3%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 3.6%, LOC JPMorgan Chase Bank, VRDN (d)	17,050	17,050
American Muni. Pwr. Series 2008 A, 2.15% 3/4/08, LOC JPMorgan Chase Bank, CP	3,800	3,800
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	4,360	4,360
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.24%, LOC Fifth Third Bank, Cincinnati, VRDN (d)	5,115	5,115
Erie County Multi-family Hsg. Rev. (Providence Residential Cmnty. Corp. Proj.) Series 1999 A, 3.21%, LOC JPMorgan Chase Bank, VRDN (d)	7,730	7,730
Geauga County Rev. (South Franklin Circle Proj.) Series 2007B, 4%, LOC KeyBank NA, VRDN (d)	6,500	6,500
		44,555
Oklahoma - 0.4%
Oklahoma City Gen. Oblig. Participating VRDN Series Putters 855, 3.66% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	5,270	5,270
Oklahoma Dev. Fin. Auth. Rev. Participating VRDN Series BA 07 1037, 3.19% (Liquidity Facility Bank of America NA) (d)(f)	6,870	6,870
		12,140
Oregon - 1.1%
Oregon Dept. Administrative Services Bonds 5% 9/1/08 (FSA Insured)	2,125	2,158
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series ROC II R 7017, 4.22% (Liquidity Facility Citigroup, Inc.) (d)(f)	8,860	8,860
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	5,400	5,415
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 2.95%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (d)	$ 3,235	$ 3,235
Oregon Homeowner Rev. Participating VRDN Series MT 229, 3.2% (Liquidity Facility Lloyds TSB Bank PLC) (d)(f)	2,925	2,925
Portland Swr. Sys. Rev. Participating VRDN Series MS 00 386, 3.21% (Liquidity Facility Morgan Stanley) (d)(f)	10,800	10,800
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	5,410	5,410
		38,803
Pennsylvania - 4.7%
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 2.98%, LOC Banco Santander SA, VRDN (d)	2,600	2,600
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 2.42%, LOC Manufacturers & Traders Trust Co., VRDN (d)	3,800	3,800
Chester County Indl. Dev. Auth. Rev. (Archdiocese of Philadelphia Proj.) 3.5%, LOC Wachovia Bank NA, VRDN (d)	6,135	6,135
Dauphin County Gen. Auth. (Pinnacle Health Systems Proj.) 2.95% (FSA Insured), VRDN (d)	1,700	1,700
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.35% (Liquidity Facility Bank of New York, New York) (d)(f)	45,285	45,285
Erie Wtr. Auth. Rev. Series 2006 A, 3.35% (FSA Insured), VRDN (d)	3,200	3,200
Lehigh County Gen. Purp. Auth. Participating VRDN Series ROC II R 862 CE, 3.22% (Liquidity Facility Citibank NA) (d)(f)	8,595	8,595
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.2%, LOC Bank of New York, New York, VRDN (d)	4,400	4,400
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 1382, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	3,600	3,600
Series ROC II R 11158, 3.19% (Liquidity Facility Citibank NA) (d)(f)	3,500	3,500
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 3.21% (Liquidity Facility Morgan Stanley) (d)(f)	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. Philadelphia Schools Rev. Participating VRDN Series MS 7031, 3.23% (Liquidity Facility Bear Stearns Companies, Inc.) (d)(f)	$ 3,535	$ 3,535
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series ROC II R 11268, 3.24% (Liquidity Facility Citibank NA) (d)(f)	7,825	7,825
Pennsylvania Tpk. Commission Registration Fee Rev. Series C, 3.05% (FSA Insured), VRDN (d)	5,150	5,150
Philadelphia Gas Works Rev.:
Bonds Series A, 5.5% 7/1/08 (FSA Insured)	2,500	2,517
Participating VRDN Series MS 06 1312, 3.21% (Liquidity Facility Morgan Stanley) (d)(f)	5,400	5,400
Sixth Series, 3.35% (FSA Insured), VRDN (d)	4,250	4,250
Philadelphia Gen. Oblig. Series 2007 B, 3.16% (FSA Insured), VRDN (d)	31,000	31,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series A, 3.45% (Liquidity Facility Bank of America NA), VRDN (d)	6,000	6,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 3.3%, VRDN (d)	1,200	1,200
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 3.16%, LOC Manufacturers & Traders Trust Co., VRDN (d)	5,200	5,200
		161,192
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series DCL 08 7, 3.56% (Liquidity Facility Dexia Cr. Local de France) (d)(f)	2,205	2,205
Series Putters 2554, 3.56% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	6,275	6,275
		8,480
South Carolina - 1.5%
Chesterfield County School District Participating VRDN Series PT 02 1453, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	6,375	6,375
Greenville County School District Installment Purp. Rev. Participating VRDN Series PA 1367, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	10,000	10,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.7%, VRDN (d)	3,700	3,700
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. 3.05%, LOC Bank of America NA, VRDN (d)	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R 12034, 3.28% (Liquidity Facility Citigroup, Inc.) (d)(f)	$ 7,660	$ 7,660
Spartanburg County School District #1 Bonds Series Solar 06 152, 3.65%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota) (d)(f)(g)	10,650	10,650
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.95% tender 5/1/08, CP mode	5,000	5,000
York County School District #4 Participating VRDN Series TOC 04 F, 3.22% (Liquidity Facility Goldman Sachs Group, Inc.) (d)(f)	4,250	4,250
		51,435
Tennessee - 1.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 3.65%, LOC Bank of America NA, VRDN (d)	6,085	6,085
Jackson Energy Auth. Wastewtr. Sys. Rev. 3% (FSA Insured), VRDN (d)	5,165	5,165
Jackson Energy Auth. Wtr. Sys. Rev. 3.24% (FSA Insured), VRDN (d)	5,840	5,840
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R 2072, 3.74% (Liquidity Facility Citigroup, Inc.) (d)(f)	2,080	2,080
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 3%, LOC Bank of America NA, VRDN (d)	6,600	6,600
3.65%, LOC Bank of America NA, VRDN (d)	7,200	7,200
Shelby County Gen. Oblig.:
Participating VRDN Series ROC II R 10142, 3.19% (Liquidity Facility Citibank NA) (d)(f)	9,490	9,490
Series 2004 B, 3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (d)	6,285	6,285
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)	3,300	3,300
		52,045
Texas - 19.2%
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 2.82% (Liquidity Facility Societe Generale) (d)(f)	9,680	9,680
Austin Util. Sys. Rev. Series A, 2.1% 3/11/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,970	2,970
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series PZ 164, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	9,420	9,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.65%, VRDN (d)	$ 8,400	$ 8,400
Brownsville Util. Sys. Rev. Participating VRDN Series DBE 533, 3.22% (Liquidity Facility Deutsche Bank AG) (d)(f)	1,905	1,905
Clear Creek Independent School District Participating VRDN Series BS 341, 3.23% (Liquidity Facility Bear Stearns Companies, Inc.) (d)(f)	9,965	9,965
Comal Independent School District Participating VRDN Series Solar 06 36, 3.26% (Liquidity Facility U.S. Bank NA, Minnesota) (d)(f)	13,320	13,320
Corpus Christi Util. Sys. Rev. Participating VRDN:
Series DB 540, 3.22% (Liquidity Facility Deutsche Bank AG) (d)(f)	1,430	1,430
Series PT 3674, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	5,760	5,760
Crowley Independent School District Participating VRDN Series PT 3041, 3.2% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	12,215	12,215
Cypress-Fairbanks Independent School District Participating VRDN:
Series MS 08 2436, 3.21% (Liquidity Facility Morgan Stanley) (d)(f)	2,725	2,725
Series ROC II R 10091, 3.19% (Liquidity Facility Citibank NA) (d)(f)	4,480	4,480
Series ROC II R 4514, 3.19% (Liquidity Facility Citigroup, Inc.) (d)(f)	5,440	5,440
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series PT 1503, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	5,330	5,330
Dallas Gen. Oblig. Bonds 5% 2/15/09 (MBIA Insured)	1,265	1,301
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1434, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)	6,570	6,570
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 2.82% (Liquidity Facility Societe Generale) (d)(f)	8,600	8,600
El Paso Gen. Oblig. Participating VRDN Series Putters 843, 4% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	3,095	3,095
El Paso Independent School District Participating VRDN Series PT 4220, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	9,645	9,645
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 3.48% (Liquidity Facility Societe Generale) (d)(f)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Bend Independent School District Participating VRDN Series PZ 124, 3.21% (Liquidity Facility Wells Fargo & Co.) (d)(f)	$ 10,020	$ 10,020
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	9,420	9,420
Frisco Independent School District Participating VRDN:
Series DB 157, 3.26% (Liquidity Facility Deutsche Bank AG) (d)(f)	7,200	7,200
Series DB 202, 3.2% (Liquidity Facility Deutsche Bank AG) (d)(f)	5,265	5,265
Garland Independent School District Participating VRDN Series Putters 551, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	1,615	1,615
Harris County Gen. Oblig. Participating VRDN:
Series Austin 2013, 3.19% (Liquidity Facility Bank of America NA) (d)(f)	8,885	8,885
Series MSTC 280, 3.23% (Liquidity Facility Bear Stearns Companies, Inc.) (d)(f)	4,625	4,625
Series Putters 1111Z, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	3,845	3,845
Series Putters 1172Z, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	3,495	3,495
Series Putters 586, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)	7,555	7,555
Series ROC II R 1029, 3.24% (Liquidity Facility Citigroup, Inc.) (d)(f)	3,450	3,450
Series ROC II R 12191, 3.27% (Liquidity Facility Bank of New York, New York) (d)(f)	16,255	16,255
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	3,420	3,420
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 3.45% (Liquidity Facility Bank of New York, New York) (d)(f)	12,475	12,475
Series ROC II R 12046, 3.25% (Liquidity Facility Citibank NA) (d)(f)	13,200	13,200
Houston Gen. Oblig. Series E, 3.35% 3/11/08 (Liquidity Facility Bank of America NA), CP	4,500	4,500
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 10144, 3.2% (Liquidity Facility Citibank NA) (d)(f)	8,520	8,520
Houston Independent School District Participating VRDN:
Series DB 169, 3.2% (Liquidity Facility Deutsche Bank AG) (d)(f)	3,335	3,335
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District Participating VRDN: - continued
Series PT 3161, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	$ 7,970	$ 7,970
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (d)(f)	1,400	1,400
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 2493, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	1,650	1,650
Series ROC II R 10282, 3.24% (Liquidity Facility Citigroup, Inc.) (d)(f)	4,950	4,950
Series 2004 A, 1.35% 3/5/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	4,800	4,800
Houston Wtr. & Swr. Sys. Rev. Bonds Series GS 06 37TPZ, 3.2%, tender 3/19/08 (Liquidity Facility Wells Fargo & Co.) (d)(f)(g)	13,150	13,150
Humble Independent School District Participating VRDN Series Putters 2349, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	4,395	4,395
Judson Independent School District:
Bonds Series MS 06 1859, 3.45%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.) (d)(f)(g)	3,940	3,940
Participating VRDN Series Putters 662, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)	5,220	5,220
Klein Independent School District Participating VRDN:
Series PT 3371, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	3,225	3,225
Series PZ 180, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	2,740	2,740
Lower Colorado River Auth. Rev. Series A, 2.1% 3/3/08 (Liquidity Facility JPMorgan Chase Bank), CP	4,000	4,000
Lubbock Gen. Oblig. Participating VRDN Series ROC II R 4532, 3.49% (Liquidity Facility Citigroup, Inc.) (d)(f)	5,090	5,090
Lufkin Health Facilities Dev. Corp. Health Sys. Rev. (Memorial Health Sys. of East Texas Proj.) 3.45%, LOC Wachovia Bank NA, VRDN (d)	1,100	1,100
Midlothian Independent School District Participating VRDN Series PT 2179, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	5,310	5,310
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
New Braunfels Gen. Oblig. Participating VRDN Series PT 2211, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	$ 5,590	$ 5,590
North Central Texas Health Facilities Dev. Corp. (Baylor Health Care Sys. Proj.) Series 2006 B, 2.9% (FSA Insured), VRDN (d)	3,100	3,100
North East Independent School District Participating VRDN Series PT 3958, 3.77% (Liquidity Facility Dexia Cr. Local de France) (d)(f)(g)	7,095	7,095
North East Texas Independent School District Participating VRDN Series Putters 2355, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	3,400	3,400
North Harris Montgomery Cmnty. College District Rev. Participating VRDN Series Putters 1091 B, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)	5,910	5,910
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 3.49% (Liquidity Facility Deutsche Postbank AG) (d)(f)	8,475	8,475
Northside Independent School District:
Bonds Series A, 3.75%, tender 8/1/08 (Permanent School Fund of Texas Guaranteed) (d)	4,000	4,000
Participating VRDN Series PT 2329, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	4,535	4,535
Plano Gen. Oblig. Bonds Series MS 06 1862, 3.45%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.) (d)(f)(g)	2,920	2,920
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.21% (Liquidity Facility Societe Generale) (d)(f)	3,500	3,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series Merlots 01 A10, 3.35% (Liquidity Facility Wachovia Bank NA) (d)(f)	3,995	3,995
Series ROC II R 3011, 3.19% (Liquidity Facility Citigroup, Inc.) (d)(f)	7,190	7,190
3.28% (Liquidity Facility Bank of America NA), VRDN (d)	5,000	5,000
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.19%, tender 3/7/08 (Liquidity Facility Bank of America NA) (d)(f)	3,900	3,900
Participating VRDN Series EGL 01 4311, 3.2% (Liquidity Facility Citibank NA) (d)(f)	4,800	4,800
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 3.23% (Liquidity Facility Bear Stearns Companies, Inc.) (d)(f)	10,505	10,505
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Schertz-Cibolo-Universal City Independent School District Participating VRDN: - continued
Series PT 1610, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	$ 6,640	$ 6,640
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series MS 06 1759, 3.16% (Liquidity Facility Morgan Stanley) (d)(f)	15,445	15,445
Temple Independent School District Participating VRDN Series DB 560, 3.22% (Liquidity Facility Deutsche Bank AG) (d)(f)	1,395	1,395
Texas A&M Univ. Rev. Series 1993 B, 1.05% 3/3/08, CP	2,475	2,475
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 3.35% (Liquidity Facility Wachovia Bank NA) (d)(f)	3,850	3,850
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 06 126, Class A, 3.2% (Liquidity Facility Citibank NA) (d)(f)	14,400	14,400
Series Putters 2490, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	1,850	1,850
Series Putters 2491, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	1,525	1,525
Series Putters 2568, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	2,800	2,800
Series PZ 108, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	9,905	9,905
Series ROC II R 11184, 3.19% (Liquidity Facility Citibank NA) (d)(f)	6,215	6,215
Series ROC II R 3077, 3.22% (Liquidity Facility Citigroup, Inc.) (d)(f)	3,600	3,600
Series ROC II R 378, 3.19% (Liquidity Facility Citibank NA) (d)(f)	7,640	7,640
TRAN 4.5% 8/28/08	124,600	125,079
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Bonds 5% 6/1/08	2,000	2,006
Texas Trans. Commission State Hwy. Fund Rev.:
Bonds Series A, 5% 4/1/08	10,040	10,051
Participating VRDN Series Putters 1330, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(g)	1,145	1,145
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 2.82% (Liquidity Facility Societe Generale) (d)(f)	10,470	10,470
Univ. of Texas Univ. Revs.:
Bonds Series ROC II R 11077, 3.05%, tender 3/18/08 (Liquidity Facility Citibank NA) (d)(f)(g)	6,495	6,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Univ. Revs.: - continued
Participating VRDN Series Putters 2082, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)	$ 11,495	$ 11,495
Victoria Gen. Oblig. Participating VRDN Series Putters 1041, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)	5,945	5,945
Willis Independent School District Participating VRDN Series MS 08 2335, 3.21% (Liquidity Facility Morgan Stanley) (d)(f)	1,825	1,825
Wylie Independent School District Participating VRDN Series ROC II R 3004, 3.19% (Liquidity Facility Citigroup, Inc.) (d)(f)	6,510	6,510
		665,447
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B-3, 3.38% 3/10/08 (Liquidity Facility Bank of Nova Scotia), CP	14,000	14,000
Series 1997 B3, 3.23% 3/5/08 (Liquidity Facility Bank of Nova Scotia), CP	1,000	1,000
Series 1998 B4, 3.23% 3/5/08 (Liquidity Facility Bank of Nova Scotia), CP	3,000	3,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series GS 07 63Z, 3.26% (Liquidity Facility Goldman Sachs Group, Inc.) (d)(f)	1,385	1,385
		19,385
Virginia - 1.9%
Farmville Indl. Dev. Auth. Edl. Facilities Rev. (Longwood Student Hsg. Proj.) Series 2007, 3%, VRDN (d)	19,928	19,928
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 B, 2.75%, VRDN (d)	1,300	1,300
Series 2003 F, 2.85%, VRDN (d)	1,870	1,870
Suffolk Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 10245, 3.19% (Liquidity Facility Citigroup, Inc.) (d)(f)	15,000	15,000
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Participating VRDN:
Series MS 01 721, 3.16% (Liquidity Facility Morgan Stanley) (d)(f)	9,700	9,700
Series PZ 161, 3.2% (Liquidity Facility Wells Fargo & Co.) (d)(f)	3,860	3,860
(Shenandoah Univ. Proj.) 3.45%, LOC Branch Banking & Trust Co., VRDN (d)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Commonwealth Trans. Board Rev.:
Bonds Series A, 5% 5/15/08	$ 6,565	$ 6,621
Participating VRDN Series ROC II R 10076, 3.19% (Liquidity Facility Citibank NA) (d)(f)	1,800	1,800
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 3.45% (Liquidity Facility Wells Fargo & Co.) (d)(f)	4,720	4,720
		67,199
Washington - 7.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Floaters 2217, 3.16% (Liquidity Facility Morgan Stanley) (d)(f)	1,759	1,759
Series Putters 2482, 3.41% (Liquidity Facility PNC Bank NA, Pittsburgh) (d)(f)	3,235	3,235
Energy Northwest Elec. Rev.:
Participating VRDN:
Series PT 615, 3.2% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (d)(f)	16,255	16,255
Series PT 778, 3.2% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)	2,000	2,000
Series PT 982, 3.2% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)	6,380	6,380
Series Putters 248, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	3,785	3,785
(#3 Proj.) Series 2003 E, 3.2%, LOC JPMorgan Chase Bank, VRDN (d)	8,100	8,100
Series D-3-1, 2.95% (FSA Insured), VRDN (d)	8,825	8,825
Goat Hill Properties Lease Rev. Participating VRDN Series ROC II R 2173, 3.49% (Liquidity Facility Citigroup, Inc.) (d)(f)	2,645	2,645
King County Gen. Oblig. Participating VRDN Series PT 2248, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	5,525	5,525
King County Pub. Hosp. District #2 Participating VRDN Series ROC II R 6036, 3.49% (Liquidity Facility Citigroup, Inc.) (d)(f)	3,940	3,940
King County School District #145 Kent Participating VRDN Series PT 2449, 3.26% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	4,495	4,495
King County School District #401 Highline Pub. Schools Participating VRDN Series ROC II R 4561, 4.41% (Liquidity Facility Citigroup, Inc.) (d)(f)	5,210	5,210
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.:
Participating VRDN:
Series Putters 1612, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	$ 2,145	$ 2,145
Series ROC II R 10279, 3.24% (Liquidity Facility Citigroup, Inc.) (d)(f)	12,580	12,580
Series A:
1.25% 4/8/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	2,000	2,000
2.8% 3/5/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	5,300	5,300
Port of Seattle Rev. Participating VRDN Series ROC II R 7015, 4.14% (Liquidity Facility Citigroup, Inc.) (d)(f)	10	10
Seattle Gen. Oblig. Participating VRDN:
Series BS 322, 3.23% (Liquidity Facility Bear Stearns Companies, Inc.) (d)(f)	7,570	7,570
Series SGA 03 142, 2.82% (Liquidity Facility Societe Generale) (d)(f)	5,000	5,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series PT 2476, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	5,175	5,175
Series ROC II R 2055, 3.24% (Liquidity Facility Citigroup, Inc.) (d)(f)	6,540	6,540
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 4006, 3.49% (Liquidity Facility Citigroup, Inc.) (d)(f)	4,920	4,920
Washington Gen. Oblig.:
Bonds Series C, 5% 7/1/08	6,685	6,772
Participating VRDN:
Series EGL 98 4703, 3.2% (Liquidity Facility Citibank NA) (d)(f)	9,900	9,900
Series GS 06 7T, 3.24% (Liquidity Facility Wells Fargo & Co.) (d)(f)	10,940	10,940
Series MACN 04 D, 3.19% (Liquidity Facility Bank of America NA) (d)(f)	5,715	5,715
Series MS 1161, 4.16% (Liquidity Facility Morgan Stanley) (d)(f)	6,225	6,225
Series PT 1937, 4.5% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	12,695	12,695
Series PT 3293, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	2,460	2,460
Series Putters 1312, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	4,470	4,470
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Participating VRDN:
Series Putters 1359, 4% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	$ 1,380	$ 1,380
Series Putters 1360, 4% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	860	860
Series Putters 2157, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	5,765	5,765
Series Putters 2519, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	4,195	4,195
Series PZ 106, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	21,275	21,275
Series ROC II R 2056, 3.22% (Liquidity Facility Citigroup, Inc.) (d)(f)	5,070	5,070
Series ROC II R 7022, 3.22% (Liquidity Facility Citigroup, Inc.) (d)(f)	4,000	4,000
3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	6,200	6,200
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) 3.6%, LOC Bank of America NA, VRDN (d)	8,000	8,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.05%, LOC Bank of America NA, VRDN (d)	1,940	1,940
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Bonds 0% 7/1/08 (Bonneville Pwr. Administration Guaranteed)	7,000	6,920
Washington State Univ. Revs. Participating VRDN Series ROC II R 595PB, 3.74% (Liquidity Facility Deutsche Postbank AG) (d)(f)	8,085	8,085
		256,261
Wisconsin - 2.8%
Milwaukee Gen. Oblig. RAN:
4.25% 3/27/08	5,700	5,703
4.5% 9/4/08	17,300	17,373
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.45% (Liquidity Facility Wachovia Bank NA) (d)(f)	5,830	5,830
Wind Point (Johnson Foundation, Inc. Proj.) Series 2000, 3.03%, LOC U.S. Bank NA, Minnesota, VRDN (d)	7,815	7,815
Wisconsin Gen. Oblig.:
Participating VRDN:
Series Putters 1321, 3.41% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	4,135	4,135
Series Putters 531, 4% (Liquidity Facility JPMorgan Chase Bank) (d)(f)	7,475	7,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 10191, 3.19% (Liquidity Facility Citibank NA) (d)(f)	$ 16,545	$ 16,545
TRAN 4.5% 6/16/08	17,700	17,738
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series PA 970, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)	2,995	2,995
(Attic Angel Obligated Group Proj.) 3.01%, LOC M&I Marshall & Ilsley Bank, VRDN (d)	5,895	5,895
(Aurora Health Care, Inc. Proj.) Series C, 2.7%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (d)	2,710	2,710
Wisconsin Trans. Rev. Series 1997 A, 2.83% 6/25/08 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,500	1,500
		95,714
Wyoming - 0.1%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 3.25%, VRDN (d)	4,900	4,900
	Shares
Other - 2.3%
Fidelity Tax-Free Cash Central Fund, 3.05% (a)(e)	78,430,900	78,431
TOTAL INVESTMENT PORTFOLIO - 94.7% (Cost $3,284,225)		3,284,225
NET OTHER ASSETS - 5.3%		183,805
NET ASSETS - 100%		$ 3,468,030
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,545,000 or 0.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $113,840,000 or 3.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series PT 3967, 3.8% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 13,275
Security	Acquisition Date	Cost (000s)
Houston Wtr. & Swr. Sys. Rev. Bonds Series GS 06 37TPZ, 3.2%, tender 3/19/08 (Liquidity Facility Wells Fargo & Co.)	10/2/07 - 12/4/07	$ 13,150
IPS Multi-School Bldg. Corp. Bonds Series PT 3895, 3.77%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	2/15/07	$ 5,640
Judson Independent School District Bonds Series MS 06 1859, 3.45%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.)	6/13/07	$ 3,940
Massachusetts Gen. Oblig. RAN Series 2007 A, 3.08% 3/21/08	12/19/07	$ 35,800
Mississippi Dev. Bank Spl. Oblig. Bonds Series Solar 06 0153, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota)	9/20/07	$ 6,255
Nebraska Pub. Pwr. District Rev. Bonds Series MS 06 2081, 3.45%, tender 3/27/08 (Liquidity Facility Wells Fargo & Co.)	10/3/07	$ 4,975
Security	Acquisition Date	Cost (000s)
North East Independent School District Participating VRDN Series PT 3958, 3.77% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 7,095
Plano Gen. Oblig. Bonds Series MS 06 1862, 3.45%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.)	6/14/07	$ 2,920
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota)	9/20/07	$ 2,500
Spartanburg County School District #1 Bond Series Solar 06 152, 3.65% tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota)	3/27/07 - 9/14/07	$ 10,650
Security	Acquisition Date	Cost (000s)
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 1330, 3.41% (Liquidity Facility JPMorgan Chase Bank)	11/15/07	$ 1,145
Univ. of Texas Univ. Revs. Bonds Series ROC II R 11077, 3.05%, tender 3/18/08 (Liquidity Facility Citibank NA)	6/13/07 - 12/18/07	$ 6,495
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,205,794)	$ 3,205,794
Fidelity Central Funds (cost $78,431)	78,431
Total Investments (cost $3,284,225)		$ 3,284,225
Cash		146,695
Receivable for investments sold		38,739
Receivable for fund shares sold		14,366
Interest receivable		20,952
Distributions receivable from Fidelity Central Funds		143
Receivable from investment adviser for expense reductions		343
Other receivables		641
Total assets		3,506,104

Liabilities
Payable for investments purchased Regular delivery	$ 20,965
Delayed delivery	6,941
Payable for fund shares redeemed	8,332
Distributions payable	562
Accrued management fee	1,270
Other affiliated payables	4
Total liabilities		38,074

Net Assets		$ 3,468,030
Net Assets consist of:
Paid in capital		$ 3,467,275
Undistributed net investment income		90
Accumulated undistributed net realized gain (loss) on investments		665
Net Assets, for 3,466,276 shares outstanding		$ 3,468,030
Net Asset Value, offering price and redemption price per share ($3,468,030 ÷ 3,466,276 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 56,564
Income from Fidelity Central Funds		1,410
Total income		57,974

Expenses
Management fee	$ 7,650
Independent trustees' compensation	9
Total expenses before reductions	7,659
Expense reductions	(3,094)	4,565
Net investment income		53,409
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,011
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		1,016
Net increase in net assets resulting from operations		$ 54,425

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 53,409	$ 111,559
Net realized gain (loss)	1,016	904
Net increase in net assets resulting from operations	54,425	112,463
Distributions to shareholders from net investment income	(53,400)	(111,554)
Distributions to shareholders from net realized gain	(782)	-
Total distributions	(54,182)	(111,554)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,504,300	3,025,506
Reinvestment of distributions	48,814	97,773
Cost of shares redeemed	(1,559,238)	(2,982,945)
Net increase (decrease) in net assets and shares resulting from share transactions	(6,124)	140,334
Total increase (decrease) in net assets	(5,881)	141,243

Net Assets
Beginning of period	3,473,911	3,332,668
End of period (including undistributed net investment income of $90 and undistributed net investment income of $81, respectively)	$ 3,468,030	$ 3,473,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.034	.029	.018	.008	.010
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.015	.034	.029	.018	.008	.010
Distributions from net investment income	(.015)	(.034)	(.029)	(.018)	(.008)	(.010)
Distributions from net realized gain	- F	-	-	- F	- F	-
Total distributions	(.015)	(.034)	(.029)	(.018)	(.008)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.53%	3.41%	2.94%	1.79%	.79%	.98%
Ratios to Average Net Assets D, E
Expenses before reductions	.43% A	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.33% A	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.26% A	.24%	.24%	.27%	.32%	.31%
Net investment income	3.02% A	3.36%	2.88%	1.78%	.76%	.97%
Supplemental Data
Net assets, end of period (in millions)	$ 3,468	$ 3,474	$ 3,333	$ 3,803	$ 3,309	$ 3,038

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 3,284,225

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,814.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1,280.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMM-USAN-0408
1.790945.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Municipal Money Market
Fund

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,014.80	$ 2.15
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.73	$ 2.16

* Expenses are equal to the Fund's annualized expense ratio of .43%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/29/08	% of fund's investments 8/31/07	% of fund's investments 2/28/07
0 - 30	85.5	87.0	92.7
31 - 90	3.5	1.1	1.7
91 - 180	4.8	1.7	2.7
181 - 397	6.2	10.2	2.9
Weighted Average Maturity
	2/29/08	8/31/07	2/28/07
Fidelity Municipal Money Market	27 Days	42 Days	17 Days
All Tax-Free Money Market Funds Average*	27 Days	28 Days	22 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
Variable Rate Demand Notes (VRDNs) 73.5%	Variable Rate Demand Notes (VRDNs) 77.4%
Commercial Paper (including CP Mode) 6.0%	Commercial Paper (including CP Mode) 6.3%
Tender Bonds 1.0%	Tender Bonds 1.6%
Municipal Notes 10.1%	Municipal Notes 8.5%
Fidelity Municipal Cash Central Fund 2.8%	Fidelity Municipal Cash Central Fund 2.9%
Other Investments 2.6%	Other Investments 2.3%
Net Other Assets 4.0%	Net Other Assets 1.0%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Alabama Gen. Oblig. Bonds Series A, 5% 8/1/08 (FSA Insured)	$ 10,135	$ 10,188
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(ChapelRidge Apts. Proj.) Series E, 3.29%, LOC Wachovia Bank NA, VRDN (c)(d)	11,000	11,000
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 3.29%, LOC Wachovia Bank NA, VRDN (c)(d)	7,325	7,325
(Liberty Square Apts. Proj.) Series C, 3.29%, LOC Wachovia Bank NA, VRDN (c)(d)	8,400	8,400
(Sundown Apts. Proj.) Series 2000 E, 3.27%, LOC Regions Bank of Alabama, VRDN (c)(d)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A38, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	7,880	7,880
Series MS 06 2046, 3.28% (Liquidity Facility Morgan Stanley) (c)(d)(f)	12,640	12,640
Alabama Port Auth. Docks Facilities Rev. Participating VRDN Series PT 3734, 3.22% (Liquidity Facility Dexia Cr. Local de France) (c)(d)(f)	8,585	8,585
Alabama Pub. School & College Auth. Rev.:
Bonds Series D, 5.25% 8/1/08 (FSA Insured)	9,980	10,044
Participating VRDN Series Clipper 08 3, 3.21% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	28,655	28,655
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 3.12%, LOC Bank of America NA, VRDN (c)(d)	1,920	1,920
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series ROC II R 10105, 4.2% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,100	4,100
Series ROC II R 10109, 4.2% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,690	4,690
Series ROC II R 12185, 3.3% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,890	10,890
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 D, 4%, VRDN (c)	8,300	8,300
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3%, LOC Wachovia Bank NA, VRDN (c)(d)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.15%, VRDN (c)(d)	17,000	17,000
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 3.7% (BP PLC Guaranteed), VRDN (c)(d)	4,200	4,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alabama - continued
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.) 3.31%, LOC Regions Bank of Alabama, VRDN (c)(d)	$ 2,640	$ 2,640
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Bonds 5.25% 10/1/08 (MBIA Insured) (d)	5,955	6,010
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3%, LOC Wachovia Bank NA, VRDN (c)(d)	8,200	8,200
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 3.77%, VRDN (c)(d)	9,500	9,500
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 3.26%, LOC KeyBank NA, VRDN (c)(d)	770	770
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 3.29%, LOC Bank of America NA, VRDN (c)(d)	880	880
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 3.5%, VRDN (c)	9,550	9,550
		207,867
Alaska - 1.2%
Alaska Hsg. Fin. Corp.:
Participating VRDN:
Series PA 1407, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	11,005	11,005
Series PT 3614, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	9,655	9,655
Series Putters 1020, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	4,840	4,840
Series A:
3.36% (FSA Insured), VRDN (c)(d)	29,800	29,800
3.36% (FSA Insured), VRDN (c)(d)	66,475	66,475
Alaska Hsg. Fin. Corp. Home Mtg. Rev. Participating VRDN Series PT 3940, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	5,100	5,100
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN:
Series PT 862, 3.2% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	9,995	9,995
Series Solar 07 28, 3.22% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	23,805	23,805
Alaska Int'l. Arpts. Revs. Participating VRDN Series PT 2061, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	9,515	9,515
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,730	5,730
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	$ 47,400	$ 47,633
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) 3.7% (BP PLC Guaranteed), VRDN (c)(d)	49,800	49,800
		273,353
Arizona - 1.8%
Arizona Health Facilities Auth. Rev. Participating VRDN Series MS 06 1782, 3.16% (Liquidity Facility Morgan Stanley) (c)(f)	34,710	34,710
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.75%, tender 3/3/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)(d)	4,400	4,400
Maricopa County & Phoenx Indl. Dev. Auth. Participating VRDN Series Putters 2198, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	60,800	60,800
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 3.08%, LOC Fannie Mae, VRDN (c)(d)	9,000	9,000
(San Angelin Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	14,900	14,900
(San Clemente Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	10,500	10,500
(San Fernando Apts. Proj.) Series 2004, 3.1%, LOC Fannie Mae, VRDN (c)(d)	6,750	6,750
(San Lucas Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 3.2%, LOC Fannie Mae, VRDN (c)(d)	4,300	4,300
(San Miguel Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 3.08%, LOC Fannie Mae, VRDN (c)(d)	7,000	7,000
(Village Square Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 3.2% tender 3/13/08, CP mode (d)	7,435	7,435
(Clayton Homes, Inc. Proj.) Series 1998, 3.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	4,200	4,200
Phoenix & Pima County Participating VRDN Series 06 P55U, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	12,985	12,985
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN:
Series Putters 2364, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	6,947	6,947
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN: - continued
Series ROC II R 10017, 3.27% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	$ 3,980	$ 3,980
Series ROC II R 10215, 3.27% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	4,010	4,010
Series ROC II R 10216, 3.27% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	12,000	12,000
Series ROC II R 10228, 3.27% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	12,580	12,580
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series Putters 2317, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,000	12,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 4.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,365	4,365
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.5%, LOC Wachovia Bank NA, VRDN (c)(d)	580	580
(Laura Dozer Ctr. Proj.) 3.9%, LOC JPMorgan Chase Bank, VRDN (c)	1,050	1,050
(Plastican Proj.) Series 1997, 3.1%, LOC Bank of America NA, VRDN (c)(d)	2,515	2,515
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series A, 3.24% 8/1/08 (c)(d)	32,380	32,380
Participating VRDN:
Series Merlots 07 E3, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	4,470	4,470
Series MT 156, 3.22% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(f)	1,395	1,395
Series Putters 2363, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	7,032	7,032
Phoenix, Maricopa, & Pima County Hsg. Single Family Mtg. Rev. participating VRDN Series PT 4242, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	6,635	6,635
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 3.08%, LOC Fannie Mae, VRDN (c)(d)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1374, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	145	145
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series B, 3.4% 3/7/08, CP	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN:
Series PT 4455, 3.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 12,765	$ 12,765
Series Putters 2373, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,365	9,365
Series ROC II R 11255, 3.21% (Liquidity Facility Citibank NA) (c)(f)	13,000	13,000
Series ROC II R 11258, 3.21% (Liquidity Facility Citibank NA) (c)(f)	11,300	11,300
Series ROC II R 11260, 3.19% (Liquidity Facility Citibank NA) (c)(f)	18,170	18,170
		407,564
Arkansas - 0.3%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 3.12%, LOC Bank of America NA, VRDN (c)(d)	1,800	1,800
Arkansas Dev. Fin. Auth. Econ. Dev. Rev. (Taber Extrusions Proj.) 3.1%, LOC Bank of America NA, VRDN (c)(d)	5,000	5,000
Arkansas Dev. Fin. Auth. Home Mtg. Rev. Participating VRDN Series BA 98 C, 3.22% (Liquidity Facility Bank of America NA) (c)(d)(f)	2,680	2,680
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.24%, LOC Fannie Mae, VRDN (c)(d)	7,800	7,800
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Bonds 2.91%, tender 5/7/08 (Liquidity Facility Bank of New York, New York) (c)(d)(f)(i)	5,515	5,515
Arkansas Gen. Oblig. Bonds (Fed. Hwy. Proj.) Series 2001 A, 5.25% 8/1/08	18,785	18,909
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 3.1%, LOC Fortis Banque SA, VRDN (c)(d)	9,500	9,500
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 3.15%, LOC Royal Bank of Scotland PLC, VRDN (c)(d)	4,000	4,000
		55,204
California - 1.3%
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN Series PT 2067, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,755	5,755
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 3.34% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,645	13,645
California Gen. Oblig. RAN 4% 6/30/08	150,000	150,307
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.) Series 2005 H, 4.02% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(d)	$ 53,135	$ 53,135
Series 2001 N, 3.15% (FSA Insured), VRDN (c)(d)	980	980
Southern California Home Fing. Auth. Single Family Rev. Participating VRDN Series MS 02 144, 3.3% (Liquidity Facility Morgan Stanley) (c)(d)(f)	56,740	56,740
		280,562
Colorado - 1.9%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,760	5,760
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 3.1%, LOC Fannie Mae, VRDN (c)(d)	7,250	7,250
Aurora Hsg. Auth. Multi-Family Hsg. Rev. 3.26%, LOC Fannie Mae, VRDN (c)(d)	21,000	21,000
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 3.31%, LOC Fannie Mae, VRDN (c)(d)	13,400	13,400
Colorado Ed. Ln. Prog. TRAN:
3.5% 8/5/08	46,400	46,511
4.25% 8/5/08	21,100	21,145
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series PZ 82, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(i)	14,900	14,900
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.):
Series 2000, 3.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	9,400	9,400
Series B5, 2.93% (Liquidity Facility UBS AG), VRDN (c)	6,025	6,025
Series B6, 2.98% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	13,500	13,500
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series FRRI 00 A3, 3.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	50	50
Series FRRI 00 A4, 3.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	520	520
Series FRRI L9, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	700	700
Series LB 04 F13, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	5,360	5,360
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Participating VRDN: - continued
Series LB 05 F1, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	$ 7,380	$ 7,380
Series LB 05 F4, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	7,300	7,300
Series LB 08 F67W, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	4,830	4,830
Series Merlots 01 A20, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	4,085	4,085
Series PT 1373, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	1,415	1,415
Series Putters 120, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	1,340	1,340
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series ADG 1B3, 3.35% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(d)	8,000	8,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series PT 1413, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,160	7,160
Series ROC II R 10119, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)	33,275	33,275
Denver City & County Arpt. Rev. Participating VRDN:
Series MS 08 2365, 3.31% (Liquidity Facility Morgan Stanley) (c)(f)	28,605	28,605
Series PT 3899, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	9,615	9,615
Series PT 920, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	1,500	1,500
Series Putters 3978, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	24,290	24,290
Denver City & County Gen. Oblig. Participating VRDN Series PT 2043, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,540	6,540
Denver City & County Wtr. Commissioners Participating VRDN Series PT 4010, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,500	6,500
El Paso County Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P1U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	4,560	4,560
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
El Paso County Single Family Mtg. Rev. Participating VRDN: - continued
Series LB 06 P28U, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	$ 18,955	$ 18,955
Series Merlots 07 C44, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	8,655	8,655
Series MS 1136, 3.28% (Liquidity Facility Morgan Stanley) (c)(d)(f)	1,297	1,297
Series Putters 1679, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	7,965	7,965
Series ROC II R 10220, 3.27% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	5,240	5,240
Series ROC II R 10221, 3.27% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	7,915	7,915
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 4.55%, LOC JPMorgan Chase Bank, VRDN (c)(d)	595	595
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 3.1%, LOC Fannie Mae, VRDN (c)(d)	16,000	16,000
(Timberleaf Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	13,850	13,850
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series ROC II R 12144, 3.33% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	4,620	4,620
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 3.31%, LOC Fannie Mae, VRDN (c)(d)	7,110	7,110
		414,118
Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series 2001 V1, 3.05%, VRDN (c)	20,370	20,370
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 3.21% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(f)	20	20
Danbury Gen. Oblig. BAN 4.25% 8/1/08	54,080	54,206
Fairfield Gen. Oblig. BAN 4.25% 7/25/08	7,995	8,013
		82,609
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 5%, VRDN (c)(d)	8,000	8,000
Series 1988, 5%, VRDN (c)(d)	13,550	13,550
Series 1993 C, 5%, VRDN (c)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.): - continued
Series 1994, 5%, VRDN (c)(d)	$ 20,700	$ 20,700
Series 1999 A, 3.75%, VRDN (c)	16,930	16,930
Series 1999 B, 3.75%, VRDN (c)(d)	9,900	9,900
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	6,810	6,810
Series Clipper 08 A, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	17,621	17,621
Series FRRI 02 L8, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	2,865	2,865
Series LB 07 P91W, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	7,975	7,975
Series Merlots 07 C103, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	7,240	7,240
Series Merlots 07 C66, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	7,835	7,835
Series Putter 1513, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	7,750	7,750
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	8,500	8,500
		140,176
District Of Columbia - 4.4%
District of Columbia Gen. Oblig.:
Participating VRDN Series ROC II R 99 10, 3.24% (Liquidity Facility Citibank NA) (c)(f)	5,905	5,905
Series B, 3.25% (FSA Insured), VRDN (c)	12,010	12,010
District of Columbia Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BNY 05 5, 3.05% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	27,750	27,750
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 3.1%, LOC Bank of America NA, VRDN (c)(d)	3,075	3,075
(WDC I LP Dev. Proj.) Series 2000, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	8,005	8,005
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev.:
Bonds Series PT 3088, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(i)	8,530	8,530
Participating VRDN Series PT 2780, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,470	5,470
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 3.45%, LOC Branch Banking & Trust Co., VRDN (c)(d)	$ 2,750	$ 2,750
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	8,015	8,015
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	7,500	7,500
(The Phillips Collection Issue Proj.) Series 2003, 3%, LOC Bank of America NA, VRDN (c)	3,425	3,425
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,070	5,070
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series EGL 98 5201, 3.23% (Liquidity Facility Citibank NA) (c)(f)	12,300	12,300
Metropolitan Washington Arpts. Auth. Passenger Facility Charges Rev. Series 2005 2A:
1.5% 4/3/08, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (d)	37,690	37,690
1.73% 4/3/08, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (d)	32,360	32,360
3.4% 3/3/08, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (d)	14,000	14,000
3.42% 3/3/08, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (d)	10,000	10,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Bonds Series A, 5% 10/1/08 (AMBAC Insured) (d)	6,955	7,010
Participating VRDN:
Series BBT 2054, 3.29% (Liquidity Facility Branch Banking & Trust Co.) (c)(d)(f)	5,000	5,000
Series DB 454, 3.25% (Liquidity Facility Deutsche Bank AG) (c)(d)(f)	23,900	23,900
Series DB 505, 3.25% (Liquidity Facility Deutsche Bank AG) (c)(d)(f)	10,910	10,910
Series DB 567, 3.25% (Liquidity Facility Deutsche Bank AG) (c)(d)(f)	10,390	10,390
Series EGL 06 0151, 3.29% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(d)(f)	9,400	9,400
Series EGL 06 8 Class A, 3.3% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(d)(f)	9,325	9,325
Series EGL 07 0025, 3.56% (Liquidity Facility Citibank NA) (c)(d)(f)	49,500	49,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series EGL 07 0026, 3.29% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(d)(f)	$ 29,590	$ 29,590
Series EGL 07 0122, 3.3% (Liquidity Facility Citibank NA) (c)(d)(f)	56,550	56,550
Series LB 08 K23W, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	9,925	9,925
Series MS 06 1635, 4.19% (Liquidity Facility DEPFA BANK PLC) (c)(d)(f)	44,066	44,066
Series MS 06 2185, 3.24% (Liquidity Facility Morgan Stanley) (c)(d)(f)	4,500	4,500
Series MS 06 2186, 3.24% (Liquidity Facility Morgan Stanley) (c)(d)(f)	6,995	6,995
Series MT 114, 3.22% (Liquidity Facility Svenska Handelsbanken AB) (c)(d)(f)	5,990	5,990
Series MT 13, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	8,245	8,245
Series MT 501, 3.22% (Liquidity Facility KBC Bank NV) (c)(d)(f)	14,285	14,285
Series MT 509, 3.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	13,105	13,105
Series PT 1991, 4.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	3,220	3,220
Series PT 2672, 3.22% (Liquidity Facility Dexia Cr. Local de France) (c)(d)(f)	5,260	5,260
Series PT 4205, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	5,390	5,390
Series PT 4215, 3.22% (Liquidity Facility Dexia Cr. Local de France) (c)(d)(f)	23,100	23,100
Series PT 4224, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	35,690	35,690
Series PT 4431, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	13,965	13,965
Series Putters 1691, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	25,205	25,205
Series Putters 2121, 4% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	22,555	22,555
Series Putters 2191, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	32,880	32,880
Series Putters 2294, 3.76% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	9,000	9,000
Series ROC II R 12060, 3.57% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	14,850	14,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 12064, 3.58% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(d)(f)	$ 5,750	$ 5,750
Series ROC II R 12202, 3.36% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	5,975	5,975
Series ROC II R 54, 3.62% (Liquidity Facility Citibank NA) (c)(d)(f)	2,495	2,495
Series ROC II R 7065, 3.82% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	18,860	18,860
Series A, 1.5% 8/5/08, LOC Bank of America NA, CP (d)	6,000	6,000
Series C, 3.1% (FSA Insured), VRDN (c)(d)	215,215	215,215
Participating VRDN Series BS 7074, 3.26% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(d)(f)	14,000	14,000
		981,951
Florida - 10.5%
Brevard County Health Facilities Auth. Health Care Facilities Rev. Participating VRDN Series LB 07 FC15, 3.6% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	6,600	6,600
Brevard County Hsg. Fin. Auth.:
(Manatee Cove Apts. Proj.) 3.2%, LOC Citibank NA, VRDN (c)(d)	11,415	11,415
(Wickham Club Apts. Proj.) Series A, 3.2%, LOC Wachovia Bank NA, VRDN (c)(d)	7,305	7,305
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	2,800	2,800
Brevard County School Board RAN 4% 4/25/08	40,200	40,221
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 3.1%, LOC Citibank NA, VRDN (c)(d)	7,000	7,000
(Sanctuary Apts Proj.) Series A, 3.36%, LOC Fannie Mae, VRDN (c)(d)	16,230	16,230
Broward County Gen. Oblig. Participating VRDN Series PT 2138, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,860	13,860
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A27, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	715	715
Broward County School Board Ctfs. of Prtn. Participating VRDN Series DB 580, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,585	5,585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School District TAN 4% 9/30/08	$ 32,400	$ 32,512
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 3.1%, LOC Bank of America NA, VRDN (c)(d)	6,650	6,650
Citizens Property Ins. Corp. Bonds Series A, 5% 3/1/08 (MBIA Insured)	6,000	6,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 3.2%, LOC Fannie Mae, VRDN (c)(d)	10,205	10,205
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series BA 00 O, 3.22% (Liquidity Facility Bank of America NA) (c)(d)(f)	2,550	2,550
Collier County Health Facilities Auth. Hosp. Rev. (Cleveland Clinic Health Sys. Proj.) Series 2003 C1, 3.45%, LOC JPMorgan Chase Bank, VRDN (c)	3,820	3,820
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 3.36%, LOC Fannie Mae, VRDN (c)(d)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 3.2%, LOC Citibank NA, VRDN (c)(d)	22,000	22,000
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2277, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,815	3,815
Dade County Aviation Rev. Bonds (Miami Int'l. Arpt. Proj.) Series A, 6% 10/1/08 (FSA Insured) (d)	5,000	5,070
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 3.31% (Monumental Life Ins. Co. Guaranteed), VRDN (c)(d)	28,475	28,475
Duval County School District TAN 4% 10/9/08	22,000	22,072
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series BA 01 C, 3.22% (Liquidity Facility Bank of America NA) (c)(d)(f)	1,090	1,090
Florida Board of Ed. Participating VRDN:
Series EC 1049, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,800	3,800
Series PT 3979, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,770	10,770
Series ROC II R 10122, 3.19% (Liquidity Facility Citibank NA) (c)(f)	4,590	4,590
Series ROC II R 12211, 3.27% (Liquidity Facility Bank of New York, New York) (c)(f)	8,000	8,000
Florida Board of Ed. Cap. Outlay Pub. Ed. Rev. Participating VRDN:
Series EC 1126, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,650	7,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Cap. Outlay Pub. Ed. Rev. Participating VRDN: - continued
Series EC 1134, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 6,900	$ 6,900
Series EC 1150, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,000	3,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series PT 1687, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	41,485	41,485
Series Putters 222, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,215	11,215
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series BA 07 1032, 3.19% (Liquidity Facility Bank of America NA) (c)(f)	20,000	20,000
Series BA 07 191, 3.19% (Liquidity Facility Bank of America NA) (c)(f)	7,315	7,315
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series PT 1465, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,320	8,320
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series PT 3819, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,055	13,055
Series PT 3820, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,050	13,050
Series Putters 2539, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 3.5%, LOC SunTrust Banks, Inc., VRDN (c)(d)	1,045	1,045
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 3.5%, LOC Wachovia Bank NA, VRDN (c)(d)	1,475	1,475
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 3.65%, LOC Wachovia Bank NA, VRDN (c)(d)	675	675
Florida Gen. Oblig. Participating VRDN Series Merlots 05 A22, 2.03% (Liquidity Facility Wachovia Bank NA) (c)(f)	32,155	32,155
Florida Hsg. Participating VRDN Series Clipper 07 49, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	21,555	21,555
Florida Hsg. Fin. Agcy. Rev.:
(Ashley Lake Park II Proj.) Series J, 2.85%, LOC Freddie Mac, VRDN (c)(d)	24,000	24,000
(Bainbridge Club Apt. Proj.) Series M, 2.85%, LOC Fannie Mae, VRDN (c)(d)	5,970	5,970
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Agcy. Rev.: - continued
(Banyan Bay Apts. Proj.) 2.85%, LOC Fannie Mae, VRDN (c)(d)	$ 8,190	$ 8,190
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	10,615	10,615
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3.36%, LOC Fannie Mae, VRDN (c)(d)	14,900	14,900
(Bridgewater Club Proj.) Series L1, 3.05%, LOC SunTrust Banks, Inc., VRDN (c)(d)	7,230	7,230
(Grande Court at North Port Apts. Proj.) Series 2004 E, 3.36%, LOC Fannie Mae, VRDN (c)(d)	6,100	6,100
(Lynn Lake Apts. Proj.) Series B1, 3.22%, LOC Freddie Mac, VRDN (c)(d)	10,100	10,100
(Mill Creek Apts. Proj.) 3.36%, LOC Fannie Mae, VRDN (c)(d)	15,500	15,500
(Pinnacle Grove Apts. Proj.) Series 2003 A, 3.36%, LOC Fannie Mae, VRDN (c)(d)	7,800	7,800
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 3.05%, LOC Citibank NA, VRDN (c)(d)	12,020	12,020
(Savannah Springs Apts. Proj.) Series G, 3.36%, LOC Citibank NA, VRDN (c)(d)	7,450	7,450
(Sterling Palms Apts. Proj.) Series F, 3.36%, LOC Fannie Mae, VRDN (c)(d)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 07 1034, 3.22% (Liquidity Facility Bank of America NA) (c)(d)(f)	11,150	11,150
Series BS 3051, 3.5% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(d)(f)	6,720	6,720
Series LB 04 L74J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	4,000	4,000
Series LB 04 L9, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	5,555	5,555
Series LB 07 P48W, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	11,715	11,715
Series LB 07 P70W, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	8,975	8,975
Series LB 07 P97W, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	14,225	14,225
Series Merlots 06 B17, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	6,540	6,540
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
Participating VRDN:
Series Merlots 07 C109, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	$ 5,565	$ 5,565
Series Merlots 07 C49, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	10,020	10,020
Series Merlots 07 C64, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	5,385	5,385
Series MS 06 2047, 3.28% (Liquidity Facility Morgan Stanley) (c)(d)(f)	9,125	9,125
Series MSTC 7028, 3.26% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(d)(f)	13,700	13,700
Series PT 4273, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	12,875	12,875
Series Putters 1336 B, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	11,325	11,325
Series Putters 1340, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	28,395	28,395
Series Stars 07 18, 3.22% (Liquidity Facility BNP Paribas SA) (c)(d)(f)	12,760	12,760
(Riverside Apts. Proj.) Series 2000 1, 3.2%, LOC Bank of America NA, VRDN (c)(d)	13,365	13,365
(Stuart Pointe Apts. Proj.) Series B1, 3.05%, LOC SunTrust Banks, Inc., VRDN (c)(d)	7,700	7,700
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 3.24%, LOC Fannie Mae, VRDN (c)(d)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 3.2%, LOC Fannie Mae, VRDN (c)(d)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 3.36%, LOC Fannie Mae, VRDN (c)(d)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	43,700	43,700
Gainesville Utils. Sys. Rev. Series B, 2.2% (Liquidity Facility Bank of New York, New York), VRDN (c)	7,335	7,335
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN:
Series PT 2319, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	5,125	5,125
Series PT 4278, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	16,800	16,800
Series ROC II R 7544, 3.3% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Greater Orlando Aviation Auth. Arpt. Facilities Rev.: - continued
Series 2002 E, 3.1% (FSA Insured), VRDN (c)(d)	$ 123,945	$ 123,945
Series B:
3.3% 3/12/08, LOC Bayerische Landesbank (UNGTD), LOC State Street Bank & Trust Co., Boston, CP (d)	58,000	58,000
3.45% 4/3/08, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (d)	12,680	12,680
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	7,600	7,600
Hillsborough County Aviation Auth. Rev.:
Participating VRDN:
Series MS 1060, 4.19% (Liquidity Facility Morgan Stanley) (c)(d)(f)	8,391	8,391
Series PT 2723, 3.22% (Liquidity Facility Dexia Cr. Local de France) (c)(d)(f)	3,430	3,430
Series PT 2725, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	5,250	5,250
Series PT 745, 3.38% (Liquidity Facility Svenska Handelsbanken AB) (c)(d)(f)	2,500	2,500
Series B, 3.4% 3/12/08, LOC Landesbank Baden-Wuert, CP (d)	43,500	43,500
Hillsborough County Aviation Auth. Rev. Tampa Int'l. Arpt. Participating VRDN Series MT 417, 3.38% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(f)	9,995	9,995
Hillsborough County Aviation Tampa Int'l. Arpt. Participating VRDN Series MT 395, 3.38% (Liquidity Facility BNP Paribas SA) (c)(d)(f)	7,245	7,245
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 3.2%, LOC Citibank NA, VRDN (c)(d)	8,190	8,190
(Hunters Run Apts. Proj.) Series 2002 A, 3.2%, LOC Fannie Mae, VRDN (c)(d)	9,000	9,000
(Lake Kathy Apt. Proj.) 3.36%, LOC SunTrust Banks, Inc., VRDN (c)(d)	11,670	11,670
(Lakewood Shores Apt. Proj.) Series 2000 A, 3.2%, LOC Bank of America NA, VRDN (c)(d)	7,015	7,015
(Meridian Pointe Apts. Proj.) 3.2%, LOC Citibank NA, VRDN (c)(d)	13,095	13,095
(Mobley Park Apts. Proj.) Series A, 3.36%, LOC Freddie Mac, VRDN (c)(d)	8,000	8,000
(Morgan Creek Apts. Proj.) 3.36%, LOC Fannie Mae, VRDN (c)(d)	12,700	12,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Royal Palm Key Apts. Proj.) 3.2%, LOC Fannie Mae, VRDN (c)(d)	$ 7,630	$ 7,630
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 3.15%, LOC Bank of America NA, VRDN (c)(d)	500	500
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.31%, LOC Wachovia Bank NA, VRDN (c)	12,700	12,700
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 3%, LOC Bank of America NA, VRDN (c)	5,030	5,030
Jacksonville Econ. Dev. (Holland Sheltair Aviation Group Proj.) 3.28%, LOC Mellon Bank NA, Pittsburgh, VRDN (c)(d)	2,100	2,100
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 3.1%, LOC Bank of America NA, VRDN (c)(d)	7,350	7,350
Jacksonville Excise Tax Rev. Bonds Series A, 5% 10/1/08 (FSA Insured) (d)	7,530	7,661
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 3.2%, LOC Fannie Mae, VRDN (c)(d)	9,900	9,900
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 3.25%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(d)	58,700	58,700
JEA Saint Johns River Pwr. Park Sys. Rev. Participating VRDN Series Putters 1182, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)	16,070	16,070
Lake County School Board Ctfs. of Prtn. Participating VRDN Series EGL 07 0005, 3.23% (Liquidity Facility Citibank NA) (c)(f)	18,400	18,400
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 3.24% (Liquidity Facility Morgan Stanley) (c)(d)(f)	6,995	6,995
Series MS 01 811, 3.24% (Liquidity Facility Morgan Stanley) (c)(d)(f)	7,958	7,958
Series MS 08 2446, 3.24% (Liquidity Facility Morgan Stanley) (c)(d)(f)	11,210	11,210
Series PT 2269, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	5,135	5,135
Series ROC II R 14, 3.31% (Liquidity Facility Citibank NA) (c)(d)(f)	6,870	6,870
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1985 D, 3%, VRDN (c)	9,500	9,500
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 3.28%, LOC Fannie Mae, VRDN (c)(d)	7,500	7,500
Lee County Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds (Multi-county Prog.) Series B, 4.45% 9/2/08	23,000	23,062
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Indl. Dev. Auth. Util. Sys. Rev. (North Fort Myers Util., Inc. Proj.) Series A, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	$ 13,190	$ 13,190
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Centre Court Apts. Proj.) Series 2000 A, 3.2%, LOC SunTrust Banks, Inc., VRDN (c)(d)	7,245	7,245
(Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 3.1%, LOC Bank of America NA, VRDN (c)(d)	3,070	3,070
Series 2000 B, 3.1%, LOC Bank of America NA, VRDN (c)(d)	3,305	3,305
Manatee County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 11115, 3.22% (Liquidity Facility Citibank NA) (c)(f)	14,065	14,065
Marion Co. Indl. Dev. Auth. (Ocala Recycling, Inc. Proj.) 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	5,000	5,000
Miami Health Facilities Auth. Rev. (Miami Jewish Home and Hosp. for the Aged Proj.) 3.25%, LOC SunTrust Banks, Inc., VRDN (c)	4,500	4,500
Miami-Dade County Aviation Rev.:
Bonds:
(Miami Int'l. Arpt. Proj.) Series C, 5% 10/1/08 (FSA Insured) (d)	7,515	7,579
Series A, 5.25% 10/1/08 (FGIC Insured) (d)	4,500	4,543
Participating VRDN:
Series 459, 3.24% (Liquidity Facility Deutsche Bank AG) (c)(d)(f)	70,000	70,000
Series EGL 06 60 Class A, 3.31% (Liquidity Facility Citibank NA) (c)(d)(f)	9,900	9,900
Series EGL 07 0126, 3.3% (Liquidity Facility Citibank NA) (c)(d)(f)	63,600	63,600
Series Merlots 07 D72, 3.5% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	6,415	6,415
Series MS 06 2199, 3.24% (Liquidity Facility Morgan Stanley) (c)(d)(f)	9,500	9,500
Series MS 06 2203, 3.24% (Liquidity Facility Morgan Stanley) (c)(d)(f)	10,410	10,410
Series Putters 2575Z, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	13,260	13,260
Series Putters 2586Z, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	21,830	21,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Aviation Rev.: - continued
Series 2005 A:
1% 5/1/08, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (d)	$ 6,750	$ 6,750
1.15% 4/3/08, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (d)	13,500	13,500
1.75% 4/2/08, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (d)	21,160	21,160
Miami-Dade County Gen. Oblig. Participating VRDN Series ROC II R 12140, 3.33% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	19,800	19,800
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 3.2%, LOC Citibank NA, VRDN (c)(d)	17,290	17,290
Miami-Dade County School District:
Bonds 4.5% 7/15/08 (MBIA Insured)	10,785	10,831
RAN Series A, 3.5% 5/29/08	18,000	18,067
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 2.9%, LOC Bank of America NA, VRDN (c)	4,520	4,520
Ocean Hwy. & Port Auth. Rev. Series 1990:
3.35%, LOC Wachovia Bank NA, VRDN (c)(d)	1,400	1,400
3.35%, LOC Wachovia Bank NA, VRDN (c)(d)	1,500	1,500
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series MT 118, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	1,220	1,220
Series MT 164, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	6,415	6,415
Series MT 553, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	13,720	13,720
Series PT 2411, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	20,220	20,220
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 3.2%, LOC Citibank NA, VRDN (c)(d)	6,920	6,920
(Osprey Ridge Apts. Proj.) Series 2000 H, 3.36%, LOC Fannie Mae, VRDN (c)(d)	8,160	8,160
(West Point Villas Apt. Proj.) Series 2000 F, 3.36%, LOC Fannie Mae, VRDN (c)(d)	11,500	11,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.22%, LOC Nat'l. City Bank Cleveland, VRDN (c)(d)	2,300	2,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando & Orange County Expressway Auth. Rev.:
Participating VRDN Series Putters 2448, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 5,680	$ 5,680
Series 2003 C1, 3% (FSA Insured), VRDN (c)	21,395	21,395
Series 2003 C3, 3.16% (FSA Insured), VRDN (c)	26,400	26,400
Series 2003 C4, 3.1% (FSA Insured), VRDN (c)	11,280	11,280
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series PT 2372, 3.23% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,850	5,850
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 3.2%, LOC Fannie Mae, VRDN (c)(d)	9,300	9,300
Palm Beach County Edl. Facilities Auth.:
(Atlantic College Proj.) Series 2001, 3.02%, LOC Bank of America NA, VRDN (c)	13,900	13,900
(Lynn Univ. Proj.) 3%, LOC Bank of America NA, VRDN (c)	5,065	5,065
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 3.2%, LOC Fannie Mae, VRDN (c)(d)	18,500	18,500
Palm Beach County Rev.:
(Benjamin Private School Proj.) 3%, LOC Bank of America NA, VRDN (c)	6,660	6,660
(Morse Oblig. Group Proj.) 3.06%, LOC KeyBank NA, VRDN (c)	14,000	14,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 3.15%, LOC Bank of America NA, VRDN (c)(d)	1,710	1,710
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series FRRI 03 L10J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	1,440	1,440
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series CDC 04 4 Class A, 3.22% (Liquidity Facility CDC Fin. CDC IXIS) (c)(d)(f)	10,165	10,165
Series MT 66, 3.22% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(f)	17,350	17,350
Series MT 9, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	15,470	15,470
Series PT 2239, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	10,895	10,895
Series PT 993, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	6,190	6,190
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 3.35%, LOC ABN-AMRO Bank NV, VRDN (c)(d)	3,100	3,100
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 3.2%, LOC Fannie Mae, VRDN (c)(d)	8,600	8,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	$ 435	$ 435
Seminole County School District TAN 4.25% 9/17/08	20,000	20,064
South Miami Health Facilities Baptist Health Participating VRDN:
Series MT 436, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	20,835	20,835
Series PA 1488, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,375	9,375
Series PA 1490, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,000	8,000
St. Johns County School Board Participating VRDN Series PT 3587, 4.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,530	13,530
Sunshine State Govt. Fing. Commission Rev. 1.3% 3/13/08, CP	12,500	12,500
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 3.5%, LOC Wachovia Bank NA, VRDN (c)(d)	3,300	3,300
Tampa Bay Wtr. Util. Sys. Rev. 3.1%, LOC Bank of America NA, VRDN (c)(d)	78,950	78,950
USF Fing. Corp. Ctfs. of Prtn. Participating VRDN Series LB 08 F75W, 3.46% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	14,225	14,225
		2,351,681
Georgia - 3.5%
Atlanta Arpt. Rev.:
Participating VRDN:
Series LB 08 F31W, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	10,000	10,000
Series MT 43, 3.22% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(f)	9,680	9,680
Series A-1, 3.5% 3/7/08, LOC Bayerische Landesbank (UNGTD), LOC Calyon, CP (d)	11,430	11,430
Atlanta Hsg. Auth. Multi-family Rev. 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	8,100	8,100
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	4,100	4,100
(Capitol Gateway Apts. Proj.) 3.26%, LOC Bank of America NA, VRDN (c)(d)	4,125	4,125
(Carver Redev. Proj.) Series 2000, 3.35%, LOC Fannie Mae, VRDN (c)(d)	4,115	4,115
(Collegetown at Harris Homes Phase I Proj.) 3.25%, LOC Fannie Mae, VRDN (c)(d)	7,530	7,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.: - continued
(Market District at Atlanta Commons Proj.) Series A, 3.4%, LOC Wachovia Bank NA, VRDN (c)(d)	$ 28,800	$ 28,800
(Peaks at West Atlanta Proj.) Series 2001, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	4,710	4,710
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series EGL 06 94 Class A, 3.22% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	24,750	24,750
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.):
Second Series 1998, 4.1%, VRDN (c)(d)	3,500	3,500
Second Series 2007, 3.75%, VRDN (c)(d)	53,700	53,700
Third Series 2007, 3.75%, VRDN (c)(d)	50,800	50,800
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	6,400	6,400
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 3.23%, LOC Regions Bank of Alabama, VRDN (c)(d)	7,500	7,500
(Canton Mill Lofts Proj.) Series 1999, 3.28%, LOC Branch Banking & Trust Co., VRDN (c)(d)	13,720	13,720
Carrollton Hsg. Auth. Multifamily Rev. (Magnolia Lake Apts. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	11,550	11,550
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 2.95%, LOC Fannie Mae, VRDN (c)	4,000	4,000
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	5,965	5,965
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 3.2%, LOC Freddie Mac, VRDN (c)(d)	9,970	9,970
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.29%, LOC Comerica Bank, Detroit, VRDN (c)(d)	1,400	1,400
DeKalb County Dev. Auth. Rev. (Marist School, Inc. Proj.) Series 1999, 3.25%, LOC SunTrust Banks, Inc., VRDN (c)	6,850	6,850
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Eagles Trace Apts. Proj.) Series 1996, 3.2%, LOC Fannie Mae, VRDN (c)(d)	8,350	8,350
(Villas of Friendly Heights Proj.) Series 2001, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	3,555	3,555
(Wesley Club Apts. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	8,300	8,300
Downtown Smyrna Dev. Auth. Rev. Participating VRDN Series DB 582, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	11,275	11,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulco Hosp. Auth. Rev. Anticipation Ctfs. 3.24%, LOC SunTrust Banks, Inc., VRDN (c)	$ 2,200	$ 2,200
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Walton Falls Apt. Proj.) Series 1999, 3.41%, LOC Wachovia Bank NA, VRDN (c)(d)	18,000	18,000
Fulton County School District TAN 3% 12/31/08 (b)	44,000	44,260
Georgia Gen. Oblig. Participating VRDN:
Series Clipper 07 53, 3.21% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	8,895	8,895
Series Putters 1420, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,150	2,150
Series Putters 2592, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,710	5,710
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN:
Series Merlots 06 B11, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	7,200	7,200
Series Merlots 07 H10, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	17,075	17,075
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series PA 786, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,595	4,595
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 3.02%, LOC Wachovia Bank NA, LOC JPMorgan Chase Bank, VRDN (c)	15,175	15,175
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	2,500	2,500
(Mayor's Point Term. Proj.) Series 1992, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	900	900
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 3.35%, LOC Wells Fargo Bank NA, VRDN (c)(d)	6,260	6,260
3.4%, LOC SunTrust Banks, Inc., VRDN (c)(d)	3,500	3,500
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	15,300	15,300
(Herrington Woods Apt. Proj.) Series 1996 A, 3.2%, LOC Fannie Mae, VRDN (c)(d)	12,635	12,635
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 3.35%, LOC Bank of America NA, VRDN (c)(d)	12,250	12,250
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	1,930	1,930
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 3.27%, LOC Freddie Mac, VRDN (c)(d)	$ 15,555	$ 15,555
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 3.1%, LOC Bank of America NA, VRDN (c)(d)	2,300	2,300
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series Putters 2333, 3.61% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(i)	9,950	9,950
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	2,200	2,200
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds Second Series 1995, 3.76%, tender 7/1/08 (c)	27,800	27,800
Muni. Elec. Auth. of Georgia:
Series 1985 B, 3%, LOC Landesbank Hessen-Thuringen, VRDN (c)	7,370	7,370
Series 1994 B, 3.05% (FSA Insured), VRDN (c)	5,425	5,425
Series 1994 C, 3.05% (FSA Insured), VRDN (c)	7,480	7,480
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 3.38%, LOC Fannie Mae, VRDN (c)(d)	5,120	5,120
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.) Series B2, 2.99%, VRDN (c)	5,950	5,950
Private Colleges & Univs. Facilities Auth. Rev. (Emory Univ. Proj.) Series 2000 B, 2.9%, VRDN (c)	7,700	7,700
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 3.4%, LOC Wachovia Bank NA, VRDN (c)(d)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 5.05%, VRDN (c)(d)	57,400	57,400
(Kaolin Terminals, Inc. Proj.) 3.1%, LOC Bank of America NA, VRDN (c)(d)	27,971	27,971
Savannah Hsg. Auth. Multi-family Hsg. Rev. (Live Oak Plantation Proj.) Series 2001 A1, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 3.1%, LOC Citibank NA, VRDN (c)(d)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 3.24%, LOC Wachovia Bank NA, VRDN (c)(d)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 3.34%, LOC SunTrust Banks, Inc., VRDN (c)(d)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	15,000	15,000
Whitfield County School District Bonds 4% 4/1/08	2,000	2,001
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Winder-Barrow County Joint Dev. Auth. Solid Waste Disp. Rev.:
(Republic Services, Inc. Proj.) 5.05%, VRDN (c)(d)	$ 9,800	$ 9,800
5.05%, VRDN (c)(d)	6,250	6,250
Worth County Indl. Dev. Auth. Indl. Dev. Rev.:
(Seabrook Enterprises, Inc. Proj.) Series 1996 A, 3.25%, LOC Harris NA, VRDN (c)	2,150	2,150
(Seabrook Peanut Co. Proj.) Series 1996 B, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	2,800	2,800
		789,322
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series PT 3809, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	6,165	6,165
Series PT 3889, 3.22% (Liquidity Facility Dexia Cr. Local de France) (c)(d)(f)	11,215	11,215
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 12123, 3.33% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	18,470	18,470
		35,850
Illinois - 4.6%
Aurora Single Family Mtg. Rev. Participating VRDN:
Series 2362, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	5,010	5,010
Series Merlots 07 E2, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	12,705	12,705
Series Merlots 07 E4, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	7,400	7,400
Series MS 06 2219, 3.28% (Liquidity Facility Morgan Stanley) (c)(d)(f)	28,430	28,430
Series Putters 2361, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	9,985	9,985
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 3.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	1,300	1,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.08%, LOC Fannie Mae, VRDN (c)(d)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 3.3%, LOC JPMorgan Chase Bank, VRDN (c)(d)	38,800	38,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.:
Participating VRDN:
Series LB 08 F30W, 3.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 5,000	$ 5,000
Series LB 08 F39W, 3.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	34,575	34,575
Series LB 08 F80W, 3.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	49,700	49,700
Series ROC II R 10097, 3.24% (Liquidity Facility Citibank NA) (c)(f)	10,390	10,390
Series 2000 C, 3% (FSA Insured), VRDN (c)	6,215	6,215
Chicago Gen. Oblig.:
Participating VRDN:
Series Austin 07 171, 3.61% (Liquidity Facility Bank of America NA) (c)(f)	3,960	3,960
Series EGL 00 1308, 3.23% (Liquidity Facility Citibank NA) (c)(f)	9,900	9,900
Series EGL 07 0059, 3.21% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	15,500	15,500
Series MS 06 1435, 3.41% (Liquidity Facility Morgan Stanley) (c)(f)	8,815	8,815
Series PT 3504, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,960	4,960
Series PT 4122, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,200	7,200
Series ROC II R 10275, 3.21% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	26,445	26,445
Series ROC II R 12217, 3.28% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	14,645	14,645
Series 2003 B1, 3% (FSA Insured), VRDN (c)	10,000	10,000
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 3.15%, LOC Harris NA, VRDN (c)(d)	3,320	3,320
(MRC Polymers, Inc. Proj.) Series 2001, 3.11%, LOC LaSalle Bank NA, VRDN (c)(d)	5,106	5,106
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series PT 3967, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(i)	8,040	8,041
Chicago O'Hare Int'l. Arpt. Participating VRDN Series PT 3977, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	9,990	9,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series LB 08 K17W, 3.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 11,970	$ 11,970
Series MT 59, 3.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	6,145	6,145
Series PA 1200, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	7,750	7,750
Series Putters 370, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	4,995	4,995
Series Putters 653Z, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	2,000	2,000
Series ROC II R 11312, 3.24% (Liquidity Facility Citibank NA) (c)(f)	24,375	24,375
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 3.05%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(d)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) 3.1%, LOC LaSalle Bank NA, VRDN (c)(d)	10,500	10,500
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series PT 2041, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	30	30
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	320	320
Series FRRI 02 L24J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	620	620
Series Merlots 00 A31, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	55	55
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 3.26%, LOC JPMorgan Chase Bank, VRDN (c)(d)	19,580	19,580
Cook County Gen. Oblig.:
Participating VRDN Series PA 591, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,300	5,300
Series 2004 E, 3.25% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	10,000	10,000
Cook County School District #135 Participating VRDN Series PT 3120, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,655	5,655
DuPage County Trans. Rev. Participating VRDN:
Series MSTC 01 139, 3.23% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	9,995	9,995
Series MSTC 01 140, 3.23% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	18,010	18,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 3.1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	$ 4,165	$ 4,165
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 3.15%, LOC Harris NA, VRDN (c)(d)	3,015	3,015
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 3.21%, LOC JPMorgan Chase Bank, VRDN (c)(d)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 3.15%, LOC Bank of America NA, VRDN (c)(d)	5,600	5,600
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.33%, LOC Harris NA, VRDN (c)(d)	1,017	1,017
(R&R Enterprises 2nd Proj.) Series 1999 A, 3.15%, LOC Harris NA, VRDN (c)(d)	4,030	4,030
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 80, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(i)	13,040	13,040
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 3.35%, LOC HSBC Bank USA, VRDN (c)(d)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
3.1%, LOC JPMorgan Chase Bank, VRDN (c)(d)	5,000	5,000
3.1%, LOC Wachovia Bank NA, VRDN (c)(d)	23,000	23,000
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 3.26%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	10,000	10,000
Illinois Fin. Auth. Rev.:
Participating VRDN Series DB 601, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	15,305	15,305
(Alexian Brothers Health Sys. Proj.) 3.1%, LOC JPMorgan Chase Bank, VRDN (c)	4,900	4,900
(Northwestern Memorial Proj.) Series B1, 3.45% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (c)	5,600	5,600
Illinois Gen. Oblig.:
Participating VRDN:
Series PT 2009, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,720	4,720
Series Putters 636, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,960	3,960
Series ROC II R 10291, 3.23% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,900	9,900
Series ROC II R 12020, 3.23% (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Series ROC II R 12069, 3.2% (Liquidity Facility Citigroup, Inc.) (c)(f)	15,225	15,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 12126, 3.33% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	$ 15,095	$ 15,095
Series ROC II R 12128, 3.33% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,095	5,095
Series 2003 B, 3.28% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	128,400	128,400
Illinois Health Facilities Auth. Rev. Participating VRDN Series PA 848R, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,190	5,190
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	17,900	17,900
(Valley View Apts. Proj.) 3.14%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	11,200	11,200
Illinois Hsg. Dev. Auth. Rev. Participating VRDN Series ROC II R 10205, 3.27% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	8,585	8,585
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 04 A, 3.51% (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series SG 3, 4.5% (Liquidity Facility Societe Generale) (c)(f)	4,000	4,000
Illinois Sales Tax Rev. Participating VRDN:
Series Floaters 2307, 4.16% (Liquidity Facility Morgan Stanley) (c)(f)	27,555	27,555
Series PT 1929, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,520	7,520
Series ROC II R 12150, 3.27% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	4,570	4,570
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN Series EGL 07 0152, 3.22% (Liquidity Facility Citibank NA) (c)(f)	18,600	18,600
Series 2008 A1, 3.08% (FSA Insured), VRDN (c)	30,000	30,000
Kane County Cmnty. Unit School District #304 Participating VRDN Series MS 08 2310, 3.21% (Liquidity Facility Morgan Stanley) (c)(f)	4,940	4,940
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 3.12%, LOC JPMorgan Chase Bank, VRDN (c)(d)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 3.08%, LOC Freddie Mac, VRDN (c)(d)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
McLean & Woodford Counties Cmnty. Unit School District #5 Bonds Series PT 1989, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(i)	$ 3,010	$ 3,010
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series ROC II R 12124, 3.33% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	9,635	9,635
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 3.15%, LOC Harris NA, VRDN (c)(d)	2,850	2,850
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 3.1%, LOC Fannie Mae, VRDN (c)(d)	10,630	10,630
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	560	560
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 2.95%, LOC JPMorgan Chase Bank, VRDN (c)(d)	9,500	9,500
Will County Cmnty. Unit School District #365 Participating VRDN Series PZ 47, 3.21% (Liquidity Facility BNP Paribas SA) (c)(f)	10,380	10,380
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.):
3.1%, LOC LaSalle Bank NA, VRDN (c)(d)	7,490	7,490
3.1%, LOC LaSalle Bank NA, VRDN (c)(d)	4,875	4,875
		1,034,929
Indiana - 2.2%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 3.12%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(d)	5,570	5,570
Bartholomew Consolidated School Corp. District TAN 4.25% 12/31/08	13,314	13,405
Brownsburg 1999 School Bldg. Corp. Participating VRDN Series PT 3234, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,100	6,100
Clark Pleasant Cmnty. School Bldg. Corp. Participating VRDN Series PT 3103, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,940	5,940
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 3.16%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	2,400	2,400
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 3.1%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(d)	7,844	7,844
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 3.12%, VRDN (c)(d)	32,500	32,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev.:
(Mittal Steel Co. Proj.) 3.3%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(d)	$ 22,000	$ 22,000
(PSI Energy Proj.) Series A, 3.1%, LOC Barclays Bank PLC, VRDN (c)(d)	25,500	25,500
(PSI Energy, Inc. Proj.) Series B, 3.05%, LOC Calyon, VRDN (c)(d)	37,000	37,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 5.05%, VRDN (c)(d)	4,350	4,350
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 3.1%, LOC JPMorgan Chase Bank, VRDN (c)(d)	6,250	6,250
Series 2002 B, 3.35%, LOC JPMorgan Chase Bank, VRDN (c)(d)	7,000	7,000
Indiana Fin. Auth. Hwy. Rev. Participating VRDN Series Putters 1777, 4% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
Indiana Fin. Auth. Rev. Participating VRDN Series Putters 1642, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,805	1,805
Indiana Hsg. & Cmnty. Dev. Auth.:
Participating VRDN Series CRVS 06 1013, 3.27% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	4,020	4,020
( Sf Mtg. Rev. Proj.) Series B-3, 3.15% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(d)	15,500	15,500
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 07 C52, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	7,780	7,780
Series PA 1423 R, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	7,500	7,500
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 12, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	8,100	8,100
Series Merlots 01 A2, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	745	745
Series Putters 1204, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	4,660	4,660
Series ROC II R 99, 3.27% (Liquidity Facility Citibank NA) (c)(d)(f)	2,145	2,145
Indiana Trans. Fin. Auth. Arpt. Facilities Lease Rev. Participating VRDN Series LB 08 F83W, 3.46% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Arpt. Auth. Participating VRDN Series MSTC 06 263 Class A, 4.19% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(d)(f)	$ 10,375	$ 10,375
Indianapolis Arpt. Facilities Rev. Series 2007, 3.53% 4/7/08, LOC Fortis Banque SA, LOC State Street Bank & Trust Co., Boston, CP (d)	16,500	16,500
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 3.29%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(d)	6,280	6,280
(US LLC Proj.) Series 1996, 4.55%, LOC JPMorgan Chase Bank, VRDN (c)(d)	250	250
Indianapolis Gas Util. Sys. Rev. 1.3% 3/13/08, CP	50,000	50,000
Indianapolis Local Pub. Impt. Bond Bank Wtrwks. Participating VRDN Series PT 3963, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(i)	6,505	6,505
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 3.1%, LOC Bank of America NA, VRDN (c)(d)	9,435	9,435
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.51%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(d)	300	300
Lawrenceburg Poll. Cont. Rev. Participating VRDN Series LB 08 F58W, 3.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	23,975	23,975
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 3%, LOC Bank of America NA, VRDN (c)	4,040	4,040
Mt. Vernon School Bldg. Corp. Participating VRDN Series Merlots D60, 3.45% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,070	6,070
Purdue Univ. Rev. Participating VRDN Series PT 3510, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,130	8,130
Springfield Pub. Util. Rev. Bonds 3.77%, tender 5/17/08 (Liquidity Facility Bank of America NA) (c)(f)(i)	17,250	17,250
Vigo County Indl. Dev. Rev. (Republic Services, Inc. Proj.) 5.05%, VRDN (c)(d)	8,000	8,000
Whiting Envir. Facilities Rev. (BP PLC Proj.) 3.7% (BP PLC Guaranteed), VRDN (c)(d)	42,900	42,900
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 3.22%, LOC Nat'l. City Bank Cleveland, VRDN (c)(d)	2,905	2,905
		479,779
Iowa - 0.5%
Iowa Fin. Auth.:
Participating VRDN:
Series LB 03 L21J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	4,975	4,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth.: - continued
Participating VRDN:
Series LB 04 L33J, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	$ 7,710	$ 7,710
Series 2003 F, 3.05% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(d)	12,485	12,485
Series 2005 C, 3.05% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(d)	12,000	12,000
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN:
Series Putters 1205, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	6,480	6,480
Series ROC II R 74, 3.27% (Liquidity Facility Citibank NA) (c)(d)(f)	2,475	2,475
(Mtg. Backed Securities Prog.) Series 2004 G, 3.15% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(d)	15,500	15,500
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 3%, LOC Bank of America NA, VRDN (c)	4,000	4,000
Iowa School Cash Anticipation Prog. TRAN:
Series A, 4.5% 6/27/08 (FSA Insured)	34,100	34,182
Series B, 3.75% 1/23/09 (FSA Insured)	10,500	10,604
		110,411
Kansas - 0.6%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 3.1%, LOC Bank of America NA, VRDN (c)(d)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 3.29%, LOC Fannie Mae, VRDN (c)(d)	7,800	7,800
Olathe Gen. Oblig. BAN Series A, 4% 6/1/08	25,700	25,719
Sedgwick & Shawnee Counties Participating VRDN:
Series Merlots 07 C45, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	5,040	5,040
Series RBC S 2, 3.29% (Liquidity Facility Royal Bank of Canada) (c)(d)(f)	5,000	5,000
Series ROC II R 10223, 3.27% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	7,950	7,950
Series ROC II R 10225, 3.27% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	6,495	6,495
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 3.65% 4/1/08	50,690	50,690
		133,794
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 1.6%
Carroll & Trimble Counties Envir. Facilities Rev. Participating VRDN Series LB 08 F77W, 3.46% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	$ 26,080	$ 26,080
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.55%, LOC JPMorgan Chase Bank, VRDN (c)(d)	10,000	10,000
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 3.5%, tender 4/15/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)	9,270	9,270
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 3.75% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(d)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.75% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(d)	67,250	67,250
Series 1993 B, 3.75% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(d)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 2.82%, LOC Wachovia Bank NA, VRDN (c)(d)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 3.3%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 4.55%, LOC JPMorgan Chase Bank, VRDN (c)(d)	690	690
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 6.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	10,475	10,475
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.55%, LOC Bank of America NA, VRDN (c)(d)	5,000	5,000
Kentucky Hsg. Participating VRDN Series Clipper 05 35, 3.28% (Liquidity Facility Lloyds TSB Bank PLC) (c)(d)(f)	10,000	10,000
Kentucky Hsg. Auth. Participating VRDN 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	8,740	8,740
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 3.1%, LOC JPMorgan Chase Bank, VRDN (c)(d)	9,900	9,900
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN:
Series 03 L49J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	2,160	2,160
Series PA 1445, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	8,050	8,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 3.1%, LOC Freddie Mac, VRDN (c)(d)	$ 13,880	$ 13,880
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 547, 3.22% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	45,605	45,605
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 3.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	6,000	6,000
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 3.12%, LOC Wachovia Bank NA, VRDN (c)(d)	7,450	7,450
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN:
Series EGL 06 53 Class A, 3.23% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	14,000	14,000
Series ROC II R 12149, 3.33% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,600	5,600
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 3.65% (United Parcel Svc. of America Guaranteed), VRDN (c)(d)	19,400	19,400
Series 1999 C, 3.19% (United Parcel Svc. of America Guaranteed), VRDN (c)(d)	16,000	16,000
Series B, 3.55% (United Parcel Svc. of America Guaranteed), VRDN (c)(d)	6,000	6,000
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 3.36%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(d)	1,875	1,875
		350,995
Louisiana - 1.7%
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R 4038, 4.59% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,045	8,045
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 3.95%, VRDN (c)(d)	7,500	7,500
Jefferson Parish Fin. Auth. Participating VRDN Series GS 07 28TP, 3.23% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(d)(f)	56,560	56,560
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 3.41% (ConocoPhillips Guaranteed), VRDN (c)(d)	24,000	24,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series BA 08 1051, 3.19% (Liquidity Facility Bank of America NA) (c)(f)	10,550	10,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN: - continued
Series EGL 06 0137, 3.23% (Liquidity Facility Citibank NA) (c)(f)	$ 11,550	$ 11,550
Series MS 1127, 4.16% (Liquidity Facility Morgan Stanley) (c)(f)	31,550	31,550
Series Putters 2378, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	15,605	15,605
Series ROC II R 12138, 3.28% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	9,900	9,900
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series LB 99 A52, 3.45% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	1,455	1,455
Participating VRDN Series Clipper 05 11, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	3,627	3,627
Louisiana Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Floaters 2142, 3.28% (Liquidity Facility Morgan Stanley) (c)(d)(f)	12,195	12,195
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 3.2%, LOC JPMorgan Chase Bank, VRDN (c)	8,350	8,350
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
3.15%, VRDN (c)(d)	6,250	6,250
3.15%, VRDN (c)(d)	5,000	5,000
New Orleans Aviation Board Rev. Participating VRDN Series Putters 2452, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	7,010	7,010
Port New Orleans Board Commerce Rev. 3.18%, LOC BNP Paribas SA, VRDN (c)(d)	19,055	19,055
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 3.06%, LOC Wachovia Bank NA, VRDN (c)(d)	12,600	12,600
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 0.9% tender 4/3/08, CP mode	2,100	2,100
(Dow Chemical Co. Proj.):
Series 1993, 3.95%, VRDN (c)(d)	29,000	29,000
Series 1994 A, 3.95%, VRDN (c)(d)	20,700	20,700
Series 1994 B, 3.65%, VRDN (c)	13,200	13,200
Series 1995, 3.95%, VRDN (c)(d)	71,350	71,350
		387,152
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.5%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 3.1%, LOC Bank of America NA, VRDN (c)(d)	$ 12,500	$ 12,500
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 184, 3.22% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(f)	140	140
Series MT 207, 3.22% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(f)	120	120
Series MT 275, 3.22% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(f)	305	305
Series MT 312, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	210	210
Series MT 375, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	550	550
Series PT 541, 3.22% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	30,000	30,000
Maine Hsg. Auth. Mtg. Purchase Rev.:
Bonds:
Series 2007 B, 3.75%, tender 5/15/08 (c)(d)	8,500	8,500
Series 2007 D, 3.82%, tender 7/18/08 (c)(d)	15,000	15,000
Participating VRDN:
Series BA 99 P, 3.22% (Liquidity Facility Bank of America NA) (c)(d)(f)	10,915	10,915
Series Putters 1414 B, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	5,010	5,010
Series ROC II R 10206, 3.27% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	7,065	7,065
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 3.05%, LOC Fannie Mae, VRDN (c)(d)	22,100	22,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 2.9%, LOC Bank of America NA, VRDN (c)(d)	9,000	9,000
		121,415
Maryland - 1.8%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 3.12% tender 3/11/08, CP mode (d)	35,000	35,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3% tender 3/5/08, LOC Wachovia Bank NA, CP mode	18,700	18,700
Maryland Cmnty. Dev. Administration Dept. of Hsg. Participating VRDN Series LB 07 P26W, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	9,485	9,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Bonds (Maryland Residential Rev. Proj.) 3.37% 12/15/08 (d)	$ 10,000	$ 10,000
Participating VRDN:
Series Floaters 2345, 3.28% (Liquidity Facility Morgan Stanley) (c)(d)(f)	35,570	35,570
Series LB 04 L24, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	7,945	7,945
Series LB 04 L59J, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	4,930	4,930
Series LB 04 L75J, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	7,015	7,015
Series Merlots 07 C54, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	14,765	14,765
Series MT 160, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,020	1,020
Series MT 470, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	4,785	4,785
Series MT 552, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	48,000	48,000
Series PA 1432, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	16,560	16,560
Series PT 530, 3.22% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	5,415	5,415
Series Putters 1206, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	6,420	6,420
Series Putters 1515, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	6,070	6,070
Series Putters 1759, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	8,695	8,695
Series UBS 07 1004, 3.27% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	6,665	6,665
(Barrington Apts. Proj.) Series A, 3.03%, LOC Fannie Mae, VRDN (c)(d)	12,310	12,310
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Single Family Hsg. Rev. Participating VRDN:
Series MSTC 7027, 3.26% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(d)(f)	4,770	4,770
Series MT 478, 3.22% (Liquidity Facility Lloyds TSB Bank PLC) (c)(d)(f)	2,550	2,550
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Econ. Dev. Corp. Envir. Impt. Rev. (Constellation Energy Corp., Inc. Proj.) Series 2007 3.1%, LOC Wachovia Bank NA, VRDN (c)(d)	$ 21,000	$ 21,000
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 3.45% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	15,000	15,000
Maryland Gen. Oblig. Participating VRDN Series EC 1072, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,720	3,720
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 2601, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,450	6,450
Series A, 2.25% 3/11/08, CP	10,506	10,506
Montgomery County Gen. Oblig. Series 2006 B, 3.15% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	23,900	23,900
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 2.84%, LOC Fannie Mae, VRDN (c)(d)	19,400	19,400
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	1,660	1,660
Series MT 314, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,840	2,840
Series MT 88, 3.31% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	2,630	2,630
Series PT 537, 3.2% (Liquidity Facility Bank of New York, New York) (c)(f)	8,300	8,300
		405,251
Massachusetts - 1.5%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 3.55% tender 3/10/08, CP mode (d)	20,400	20,400
Massachusetts Gen. Oblig.:
Participating VRDN Series MS 06 1798, 3.4% (Liquidity Facility DEPFA BANK PLC) (c)(f)	25,000	25,000
RAN Series 2007 A, 3.08% 3/21/08 (i)	212,600	212,600
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series ROC II R 10207, 3.26% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	4,490	4,490
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 3.5% tender 3/12/08, CP mode	$ 20,000	$ 20,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 08 2373, 4.15% (Liquidity Facility Morgan Stanley) (c)(f)	19,615	19,615
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN:
Series DCL 08 014, 3.41% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	11,950	11,950
Series DCL 08 015, 3.41% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	13,120	13,120
Series ROC II R 11316, 3.22% (Liquidity Facility Citibank NA) (c)(f)	14,870	14,870
		342,045
Michigan - 2.6%
Detroit City School District Participating VRDN Series DB 182, 3.19% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,940	10,940
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series EGL 06 127, 3.23% (Liquidity Facility Citibank NA) (c)(f)	18,200	18,200
Series GS 06 100 TP, 3.22% (Liquidity Facility DEPFA BANK PLC) (c)(f)	22,891	22,891
Series Merlots 08 C09, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(f)	24,055	24,055
Series 2001 C1, 3.05% (FSA Insured), VRDN (c)	35,640	35,640
Series B, 3.25% (FSA Insured), VRDN (c)	11,000	11,000
Holt Pub. Schools 2.95% (Michigan Gen. Oblig. Guaranteed), VRDN (c)	12,175	12,175
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 06 0142, 3.23% (Liquidity Facility Citibank NA) (c)(f)	25,000	25,000
Michigan Gen. Oblig.:
Participating VRDN Series PT 4405, 3.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,000	3,000
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	145,000	145,881
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series PT 732, 3.19% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	4,300	4,300
(Trinity Health Sys. Proj.) Series E, 3.15% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (c)	28,980	28,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 3.36%, LOC Bank of America NA, VRDN (c)(d)	$ 7,520	$ 7,520
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 4% (MBIA Insured), VRDN (c)(d)	115	115
Series 2006 A, 4.04% (FSA Insured), VRDN (c)(d)	59,280	59,280
Series 2006 C, 4.04% (FSA Insured), VRDN (c)(d)	43,325	43,325
Series 2007 A, 4.04% (FSA Insured), VRDN (c)(d)	24,700	24,700
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2003 C, 3.27% (FSA Insured), VRDN (c)(d)	7,100	7,100
Series B, 3.38% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(d)	12,800	12,800
Series C, 3.28% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	15,000	15,000
Michigan Muni. Bond Auth. Rev. RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	44,100	44,264
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) 3.65%, VRDN (c)	4,700	4,700
(Fintex LLC Proj.) Series 2000, 3.31%, LOC Comerica Bank, Detroit, VRDN (c)(d)	800	800
(Majestic Ind., Inc. Proj.) 3.31%, LOC Comerica Bank, Detroit, VRDN (c)(d)	1,500	1,500
Wayne State Univ. Revs. Participating VRDN Series LB 08 F54W, 3.46% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	25,200	25,200
		588,366
Minnesota - 1.2%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 3.29%, LOC Fannie Mae, VRDN (c)(d)	4,325	4,325
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 3.29%, LOC Fannie Mae, VRDN (c)(d)	5,600	5,600
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN:
Series PT 4232, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	155	155
Series PT 4233, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	22,150	22,150
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Bonds Series A, 5% 1/1/09 (d)	1,745	1,770
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Participating VRDN:
Series MSTC 290, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	$ 4,975	$ 4,975
Series PT 1457, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	5,050	5,050
Series PT 1459, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	5,530	5,530
Series PT 735, 3.22% (Liquidity Facility BNP Paribas SA) (c)(d)(f)	5,225	5,225
3.42% 3/6/08, LOC WestLB AG, CP (d)	6,768	6,768
Minnesota Participating VRDN Series EC 1059, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,700	6,700
Minnesota Gen. Oblig. Bonds:
5% 8/1/08	37,675	37,875
5% 11/1/08	7,385	7,461
Minnesota Hsg. Fin. Agcy.:
Bonds:
(Minnesota Residential Hsg. Fin. Proj.) Series B, 3.7% 3/4/08 (d)	15,500	15,500
(Residential Hsg. Fin. Proj.) Series 2007 G, 3.73% 5/29/08 (d)	45,800	45,800
Participating VRDN:
Series LB 03 L28J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	3,600	3,600
Series LB 04 L23, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	4,650	4,650
Series LB 06 K23, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	5,000	5,000
Series LB 07 P53W, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	6,595	6,595
Series Merlots 01 B3, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	1,370	1,370
Series Putters 1207, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	4,745	4,745
Series Putters 1552, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	2,325	2,325
Series UBS 07 35, 3.27% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	6,200	6,200
(Minnesota Residential Hsg. Fin. Proj.) Series I, 3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(d)	6,600	6,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Hsg. Fin. Agcy.: - continued
(Residential Hsg. Fin. Proj.) Bonds Series O, 3.35% 12/18/08 (d)	$ 11,800	$ 11,800
Richfield Multi-family Hsg. Rev. (Lynwood Partners LLC Proj.) 3.26%, LOC LaSalle Bank NA, VRDN (c)(d)	15,445	15,445
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.):
Series 2008 A, 3.35%, VRDN (c)	7,775	7,775
Series 2008 B, 3.35%, VRDN (c)	5,305	5,305
Series 2008 C, 3.15%, VRDN (c)	5,000	5,000
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 3.26%, LOC LaSalle Bank NA, VRDN (c)(d)	16,885	16,885
		278,179
Mississippi - 0.5%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 3.06%, VRDN (c)(d)	18,100	18,100
Mississippi Bus. Fin. Corp. Participating VRDN Series LB 08 F38W, 3.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	21,275	21,275
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.6%, LOC JPMorgan Chase Bank, VRDN (c)(d)	25,000	25,000
Mississippi Bus. Fin. Corp. Rev. (DDR Gulfport Promenade LLC Proj.) Series 2007, 3.16%, LOC Regions Bank of Alabama, VRDN (c)	7,000	7,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.35%, LOC Bank of America NA, VRDN (c)(d)	5,000	5,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 3.29%, LOC Wachovia Bank NA, VRDN (c)(d)	8,200	8,200
Mississippi Home Corp. Single Family Mtg. Rev. Participating VRDN Series PT 4260, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	21,985	21,985
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	1,010	1,010
		107,570
Missouri - 1.4%
Clay County Pub. School District Participating VRDN Series PT 2195, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,015	6,015
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Greene County Reorganized School District # R-3 Participating VRDN Series Putters 2546, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 4,565	$ 4,565
Hazelwood School District Participating VRDN Series Merlots 07 H3, 3.45% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,910	6,910
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 3.25%, LOC Freddie Mac, VRDN (c)(d)	12,900	12,900
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 3.1%, LOC JPMorgan Chase Bank, VRDN (c)(d)	7,300	7,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 3.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	13,185	13,185
(Lutheran High School Assoc. Proj.) 4%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,400	4,400
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 2587, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,885	8,885
Missouri Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series ROC II R 10293, 3.19% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,560	12,560
(Washington Univ. Proj.) Series A, 3.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	13,490	13,490
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 1990 B, 3.1%, LOC Bank of America NA, VRDN (c)(d)	37,800	37,800
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series MT 496, 3.2% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	19,540	19,540
Series MT 499, 3.2% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	20,000	20,000
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 3.22% (Liquidity Facility Bank of America NA) (c)(d)(f)	3,225	3,225
Series Clipper 05 14, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	8,176	8,176
Series FRRI 03 L5J, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	4,500	4,500
Series FRRI A64, 3.52% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	685	685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN: - continued
Series GS 07 84TP, 3.25% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(d)(f)	$ 8,874	$ 8,874
Series LB 04 L15, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	3,710	3,710
Series LB 04 L35J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	4,410	4,410
Series Merlots 01 A28, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	1,370	1,370
Series Putters 1208, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	3,630	3,630
Series Putters 1514, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	2,255	2,255
Series Putters 224, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	1,320	1,320
Saint Louis Arpt. Rev. Participating VRDN:
Series EC 1086, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	6,305	6,305
Series MT 414, 3.22% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(f)	9,990	9,990
Series PT 4013, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	18,620	18,620
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.) Series 2001 A, 3.85%, LOC LaSalle Bank NA, VRDN (c)(d)	4,500	4,500
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 3.76% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	34,960	34,960
		307,830
Montana - 0.1%
Montana Board of Hsg. Participating VRDN:
Series Clipper 2006 2, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	14,305	14,305
Series LB 03 L33J, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	12,355	12,355
Series LB 04 6, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	5,080	5,080
Series Merlots 02 A19, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	1,070	1,070
		32,810
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.9%
Central Plains Energy Nebraska Gas Proj. Rev. Participating VRDN Series EC 1121, 3.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 15,400	$ 15,400
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.1%, LOC Bank of America NA, VRDN (c)(d)	3,000	3,000
Nebraska Hsg. Participating VRDN 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	8,930	8,930
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series FRRI L31, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	40	40
Series Merlots 00 UU, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	2,440	2,440
Series Putters 1352, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	5,455	5,455
Series 2001 E, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	13,070	13,070
Series 2002 F, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	17,000	17,000
Series 2003 B, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	2,215	2,215
Series 2003 E, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	3,810	3,810
Series 2004 B, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	2,000	2,000
Series 2005 B, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	14,640	14,640
Series 2006 B, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	16,970	16,970
Series 2007 H, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	48,500	48,500
Series B, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	3,000	3,000
Nebraska Pub. Pwr. District Rev. Participating VRDN:
Series EGL 04 16 Class A, 3.23% (Liquidity Facility Citibank NA) (c)(f)	5,330	5,330
Series Putters 2588, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,835	5,835
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series EGL 07 0009, 3.22% (Liquidity Facility Citibank NA) (c)(f)	28,910	28,910
		196,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - 1.5%
Clark County Arpt. Rev.:
Bonds Series B1, 5% 7/1/08 (d)	$ 125,625	$ 126,283
Participating VRDN Series BS 331, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(d)(f)	9,990	9,990
Clark County Fuel Tax Participating VRDN Series MS 06 2201, 4.16% (Liquidity Facility Morgan Stanley) (c)(f)	7,020	7,020
Clark County Indl. Dev. Rev. Participating VRDN Series LB 08 F33W, 4.27% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	26,800	26,800
Clark County School District Participating VRDN:
Series DB 605, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,700	5,700
Series PT 3261, 3.2% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	15,900	15,900
Series PZ 166, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	30,190	30,190
Series PZ 168, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	18,420	18,420
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 3.15%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(d)	13,100	13,100
(Republic Svcs., Inc. Proj.) 3.75%, VRDN (c)(d)	7,500	7,500
(Valley Joist, Inc. Proj.) Series A, 3.29%, LOC Regions Bank of Alabama, VRDN (c)(d)	6,845	6,845
Nevada Gen. Oblig.:
Bonds Series A, 5% 8/1/08 (FSA Insured)	5,180	5,208
Participating VRDN:
Series Austin 07 170, 4% (Liquidity Facility Bank of America NA) (c)(f)	11,100	11,100
Series PZ 141, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,435	4,435
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	405	405
(Horizon Apt. Hsg. Proj.) Series 2000 A, 3.2%, LOC Fannie Mae, VRDN (c)(d)	5,510	5,510
Nevada Hwy. Impt. Rev. Participating VRDN Series Putters PZ 154, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	19,010	19,010
Reno Sales Tax Rev. Participating VRDN Series GS 06 5GZ, 3.25% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	15,048	15,048
		328,464
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 1.2%
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 3.43%, LOC Wachovia Bank NA, VRDN (c)(d)	$ 10,500	$ 10,500
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 3.1%, LOC Bank of America NA, VRDN (c)(d)	4,800	4,800
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 1.05% tender 6/12/08, CP mode (d)	20,000	20,000
Series 1990 B, 3.5% tender 3/10/08, CP mode	40,600	40,600
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 3%, LOC Wachovia Bank NA, VRDN (c)(d)	4,625	4,625
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 3.15%, LOC HSBC Bank USA, VRDN (c)(d)	2,750	2,750
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 3.2%, LOC Deutsche Bank AG, VRDN (c)(d)	20,000	20,000
New Hampshire Health & Ed. Facilities Auth. Rev. Participating VRDN Series LB 08 F51W, 3.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	42,900	42,900
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 3.27%, LOC Fannie Mae, VRDN (c)(d)	15,800	15,800
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 B, 3.22% (Liquidity Facility Bank of America NA) (c)(d)(f)	955	955
Series Clipper 05 3, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	46,000	46,000
Series Merlots 00 A29, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	1,255	1,255
Series Merlots 00 B13, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	325	325
Series Merlots 01 A51, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	1,775	1,775
Series Merlots 01 A82, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	1,905	1,905
Series Merlots 97 F, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	1,860	1,860
Series PA 1404R, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	16,935	16,935
Series Putters 1210 B, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	5,900	5,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN: - continued
Series Putters 1284 B, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	$ 6,130	$ 6,130
Series Putters 1555, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	5,810	5,810
New Hampshire State Hsg. Fin. Rev. Participating VRDN Series Putters 1431, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	11,590	11,590
		262,415
New Jersey - 0.3%
Cherry Hill Township Gen. Oblig. BAN 4% 10/21/08	21,214	21,286
Essex County Gen. Oblig. BAN 4.25% 8/20/08	17,600	17,649
Passaic County Gen. Oblig. BAN 4% 5/14/08	33,386	33,407
		72,342
New Mexico - 0.7%
Albuquerque Gen. Oblig. Bonds Series A, 5% 7/1/08	4,285	4,303
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 3.12%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	1,785	1,785
New Mexico Edl. Assistance Foundation Student Ln. Rev. Participating VRDN Series RBC I 36, 3.29% (Liquidity Facility Royal Bank of Canada) (c)(d)(f)	24,695	24,695
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series GS 07 56TP, 3.25% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(d)(f)	40,177	40,177
Series LB 06 P56, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	4,580	4,580
Series Merlots 00 A9, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	1,580	1,580
Series Merlots 01 A37, 3.45% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	4,560	4,560
Series MS 06 1948, 3.28% (Liquidity Facility Morgan Stanley) (c)(d)(f)	12,255	12,255
New Mexico Mtg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1506, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	22,785	22,785
New Mexico Severance Tax Rev. Bonds Series A, 5% 7/1/08	15,000	15,064
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(i)	$ 5,180	$ 5,180
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,655	10,655
		147,619
New York - 1.8%
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 1998 A, 5.25% 12/1/26 (Pre-Refunded to 6/1/08 @ 101) (e)	4,000	4,070
Series 2003 F, 3.25% (FSA Insured), VRDN (c)	3,380	3,380
Series 2003 H, 3% (FSA Insured), VRDN (c)	3,325	3,325
New York City Gen. Oblig. Series 1994 E5, 3.95%, LOC JPMorgan Chase Bank, VRDN (c)	3,100	3,100
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(East 165th Street Proj.) Series A, 3.18%, LOC Citibank NA, VRDN (c)(d)	5,000	5,000
Series A, 3.27%, LOC Landesbank Baden-Wuert, VRDN (c)(d)	5,400	5,400
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Related-Tribeca Tower Proj.) Series 1997 A, 2.95%, LOC Fannie Mae, VRDN (c)(d)	10,000	10,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Putters 2559, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,995	1,995
Series Putters 2593, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,735	10,735
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series EGL 06 0149, 3.22% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	22,380	22,380
Series Putters 2535, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,780	7,780
New York Dorm. Auth. Revs.:
Participating VRDN Series Putters 2562, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,135	2,135
Series 2003D 2B, 3.15% (FSA Insured), VRDN (c)	33,750	33,750
Series F2A, 3.35% (FSA Insured), VRDN (c)	15,405	15,405
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.) Series A, 2.98%, LOC Fannie Mae, VRDN (c)(d)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(455 West 37th Street Hsg. Proj.) Series A, 3.17%, LOC Landesbank Hessen-Thuringen, VRDN (c)(d)	$ 15,925	$ 15,925
(55 West 25th Street Hsg. Proj.) Series 2005 A, 3%, LOC Fannie Mae, VRDN (c)(d)	37,500	37,500
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 3.27%, LOC Fannie Mae, VRDN (c)(d)	12,000	12,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 2.77%, LOC Freddie Mac, VRDN (c)(d)	42,600	42,600
(Avalon Chrystie Place I Hsg. Proj.) 2.77%, LOC Freddie Mac, VRDN (c)(d)	5,000	5,000
(Biltmore Tower Hsg. Proj.) Series A, 3.27%, LOC Fannie Mae, VRDN (c)(d)	43,300	43,300
(East 39th Street Hsg. Proj.) Series 2000 A, 3.27%, LOC Fannie Mae, VRDN (c)(d)	10,000	10,000
(South Cove Plaza Proj.) Series A, 3.29%, LOC Freddie Mac, VRDN (c)(d)	12,700	12,700
(Tower 31 Hsg. Proj.) Series 2005 A, 2.9%, LOC Freddie Mac, VRDN (c)(d)	4,000	4,000
(West 20th Street Proj.) Series A, 2.77%, LOC Fannie Mae, VRDN (c)(d)	5,475	5,475
(West 33rd Street Hsg. Proj.) Series A, 3.15%, LOC Fannie Mae, VRDN (c)(d)	8,200	8,200
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2002 B, 3.1% (FSA Insured), VRDN (c)	17,600	17,600
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series LB 08 F42W, 3.59% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	46,375	46,375
New York Thruway Auth. Gen. Rev. Participating VRDN Series MS 2104, 4.14% (Liquidity Facility Morgan Stanley) (c)(f)	7,135	7,135
		411,265
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.26% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(f)	151,450	151,450
Non State Specific - 0.7%
Multi-state Hsg. Participating VRDN:
Series Clipper 06 2, 3.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	11,308	11,308
Series Clipper 07 14, 3.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	16,287	16,287
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - continued
Multi-state Hsg. Participating VRDN: - continued
Series Clipper 07 19, 3.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	$ 8,321	$ 8,321
Series Clipper 07 47, 3.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	36,020	36,020
Series Clipper 07 52, 3.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	35,095	35,095
Series LB 05 L11, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	11,080	11,080
Series LB 05 LJ5, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	17,970	17,970
Series LB 06 P30U, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	11,230	11,230
		147,311
North Carolina - 1.8%
Brunswick County Enterprise Participating VRDN PT 2235, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,310	5,310
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.22%, LOC Nat'l. City Bank Cleveland, VRDN (c)(d)	1,800	1,800
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	5,370	5,370
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 4.02%, VRDN (c)(d)	20,000	20,000
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 3.2%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(d)	2,150	2,150
Mecklenburg County Gen. Oblig.:
Series 1998 C, 3.33% (Liquidity Facility Wachovia Bank NA), VRDN (c)	5,635	5,635
Series 2006 A, 3.33% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	4,885	4,885
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 3.1%, LOC Bank of America NA, VRDN (c)(d)	7,910	7,910
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	3,200	3,200
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Services, Inc. Proj.) 5.05%, VRDN (c)(d)	20,000	20,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN Series ROC II R 12072, 3.2% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev.: - continued
(Duke Energy Corp. Proj.):
Series 2006 A, 3.1%, LOC Wachovia Bank NA, VRDN (c)(d)	$ 32,700	$ 32,700
Series 2006 B, 3.38%, LOC Wachovia Bank NA, VRDN (c)(d)	27,200	27,200
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	27,165	27,165
Series FRRI 02 L7, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	1,460	1,460
Series FRRI 03 L17, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	2,100	2,100
Series LB 03 L44J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	1,000	1,000
Series LB 08 P10W, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	15,835	15,835
Series Merlots 06 B12, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	8,985	8,985
Series Putters 1553, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	4,795	4,795
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series EGL 07 0062, 6.23% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	17,200	17,200
(Friends Homes, Inc. Proj.) Series 2003, 2.9%, LOC Bank of America NA, VRDN (c)	2,540	2,540
North Carolina Ports Auth. Port Facilities Rev. Series 2006 A1, 2.9%, LOC Bank of America NA, VRDN (c)	10,000	10,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Participating VRDN Series LB 08 F60W, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	37,137	37,137
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	6,500	6,500
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
3.4%, LOC Wachovia Bank NA, VRDN (c)(d)	30,855	30,855
3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	7,000	7,000
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series EGL 05 3014 Class A, 3.2% (Liquidity Facility Citibank NA) (c)(f)	$ 42,710	$ 42,710
Series Putters 2590, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,615	8,615
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 3.15%, LOC Harris NA, VRDN (c)(d)	1,200	1,200
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	5,000	5,000
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 2.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	10,300	10,300
		397,397
North Dakota - 0.2%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 3.26%, LOC LaSalle Bank NA, VRDN (c)(d)	29,000	29,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 3.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	1,000	1,000
North Dakota Hsg. Fin. Agcy. Rev.:
Participating VRDN Series MS 08 2372, 3.28% (Liquidity Facility Morgan Stanley) (c)(d)(f)	17,610	17,610
Series A, 3.06% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(d)	7,000	7,000
		54,610
Ohio - 2.9%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 3.6%, LOC JPMorgan Chase Bank, VRDN (c)	17,050	17,050
American Muni. Pwr. Series 2008 A, 2.15% 3/4/08, LOC JPMorgan Chase Bank, CP	23,900	23,900
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 3.1%, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.16% (Deutsche Post AG Guaranteed), VRDN (c)(d)	38,600	38,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.): - continued
Series 2007 B, 3.16% (Deutsche Post AG Guaranteed), VRDN (c)(d)	$ 38,600	$ 38,600
Series 2007 C, 3.16% (Deutsche Post AG Guaranteed), VRDN (c)(d)	33,800	33,800
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.35%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	5,400	5,400
Delaware Gen. Oblig. BAN 4% 5/8/08	5,645	5,648
Erie County Hosp. Facilities Rev. Participating VRDN Series LB 07 FC13, 3.6% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,250	5,250
Franklin County Hosp. Rev. (US Health Corp. of Columbus Proj.) Series 1996 B, 3.02%, LOC Citibank NA, VRDN (c)	12,755	12,755
Geauga County Rev. (South Franklin Circle Proj.) Series 2007B, 4%, LOC KeyBank NA, VRDN (c)	16,000	16,000
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 3.16%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,115	6,115
Series 2000, 3.16%, LOC JPMorgan Chase Bank, VRDN (c)	2,025	2,025
Series 2007 N, 3.16%, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Series 2002 A, 3%, LOC JPMorgan Chase Bank, VRDN (c)	1,150	1,150
Hamilton County Swr. Sys. Rev. Participating VRDN Series PT 3254, 3.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,095	10,095
Montgomery County Hosp. Rev. (Kettering Med. Ctr., Inc. Proj.) Series 2008 A, 3.14% (FSA Insured), VRDN (c)	18,200	18,200
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 3.21%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	14,030	14,030
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN:
Series LB 08 F22W, 4.27% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	7,575	7,575
Series LB 08 FC1W, 3.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	24,585	24,585
(Cincinnati Gas & Elec. Co. Proj.) Series A, 4.5%, VRDN (c)	13,700	13,700
Ohio Gen. Oblig. Series 2006 B, 2.9%, VRDN (c)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 98 B, 3.22% (Liquidity Facility Bank of America NA) (c)(d)(f)	$ 16,750	$ 16,750
Series BA 98 Q, 3.31% (Liquidity Facility Bank of America NA) (c)(d)(f)	18,500	18,500
Series LB 03 L46J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	3,300	3,300
Series Putters 1334, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	2,245	2,245
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 3.15% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(d)	2,000	2,000
Series 2005 B2, 2.87% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(d)	7,630	7,630
Series 2005 F, 2.87% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(d)	22,250	22,250
Series 2006 F, 2.91% (Liquidity Facility Citibank NA), VRDN (c)(d)	2,750	2,750
Series B, 3.05% (Liquidity Facility Citibank NA), VRDN (c)(d)	21,500	21,500
Series 2004 D, 2.87% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(d)	7,095	7,095
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 3.2%, LOC Charter One Bank NA, VRDN (c)(d)	3,800	3,800
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 06N, 2.87% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(d)	66,810	66,810
Series 2006 I, 3.05% (Liquidity Facility Citibank NA), VRDN (c)(d)	52,000	52,000
Series 2006 J, 3.05% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(d)	44,000	44,000
Series 2006 M, 2.91% (Liquidity Facility Citibank NA), VRDN (c)(d)	31,600	31,600
Series 2007 J, 3.15% (Liquidity Facility KBC Bank NV), VRDN (c)(d)	6,300	6,300
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 2.95%, LOC Bank of America NA, VRDN (c)(d)	8,100	8,100
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 3.15%, LOC JPMorgan Chase Bank, VRDN (c)	10,470	10,470
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.16%, LOC KeyBank NA, VRDN (c)(d)	$ 2,200	$ 2,200
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 4.55%, LOC JPMorgan Chase Bank, VRDN (c)(d)	440	440
		638,518
Oklahoma - 0.3%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	1,000	1,000
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	3,300	3,300
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.) Series 2002 B, 3.15%, VRDN (c)(d)	2,500	2,500
(Shawnee Fdg. LP Proj.) Series 1996, 3.35%, LOC Bank of Nova Scotia, VRDN (c)(d)	4,700	4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 04 3, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	20,644	20,644
Series LB 06 P42, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	8,725	8,725
Series LB 99 A5, 3.52% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	620	620
Series Putters 1380, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	10,360	10,360
Oklahoma Industries Auth. Rev. Bonds (INTEGRIS Health Proj.) 6% 8/15/08	4,465	4,511
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 3.05%, LOC Landesbank Hessen-Thuringen, VRDN (c)(d)	10,120	10,120
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 3.15%, LOC Bank of America NA, VRDN (c)(d)	900	900
Univ. Hosps Trust Rev. Series 2005 A, 3%, LOC Bank of America NA, VRDN (c)	8,850	8,850
		76,230
Oregon - 0.6%
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 3.22%, LOC Nat'l. City Bank Cleveland, VRDN (c)(d)	3,485	3,485
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	28,700	28,780
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Homeowner Rev. Participating VRDN:
Series MT 227, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	$ 3,505	$ 3,505
Series MT 228, 3.22% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(d)(f)	22,920	22,920
Series MT 229, 3.2% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	4,205	4,205
Series MT 294, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	1,635	1,635
Series PT 539, 3.2% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	8,525	8,525
Oregon Hsg. & Cmnty. Services Dept. Mtg. Rev. Participating VRDN Series LB 08 P17W, 3.43% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	25,125	25,125
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating VRDN Series Merlots 01 B5, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	4,990	4,990
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 3.04%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) 3.1%, LOC Bank of America NA, VRDN (c)(d)	1,500	1,500
(New Columbia - Trouton Proj.) 3.1%, LOC Bank of America NA, VRDN (c)(d)	24,730	24,730
		131,300
Pennsylvania - 3.4%
Allegheny County Participating VRDN Series ROC II R 11252, 3.24% (Liquidity Facility Citibank NA) (c)(f)	16,910	16,910
Allegheny County Arpt. Auth. Rev. Participating VRDN Series MT 508, 3.22% (Liquidity Facility DEPFA BANK PLC) (c)(d)(f)	12,800	12,800
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Putters 1281, 4% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	30,520	30,520
Series Putters 1965, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,990	14,990
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.25%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	78,825	78,825
Series 1998 A2, 3%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	12,805	12,805
Crawford County Indl. Dev. Auth. Rev. (Greenleaf Corp. Proj.) 3.22%, LOC Nat'l. City Bank Cleveland, VRDN (c)(d)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Erie Wtr. Auth. Rev. Series 2006 A, 3.35% (FSA Insured), VRDN (c)	$ 21,080	$ 21,080
Guthrie Health Participating VRDN Series GS 7048, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	12,205	12,205
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 3.16%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	1,500	1,500
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 2.94%, LOC Fannie Mae, VRDN (c)	5,425	5,425
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.2% tender 3/13/08, CP mode (d)	18,250	18,250
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.45%, LOC JPMorgan Chase Bank, VRDN (c)(d)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Bonds (PSEG Pwr. LLC Proj.) 4%, tender 1/15/09 (c)(d)	6,100	6,100
(Amtrak Proj.) Series B, 3.38%, LOC JPMorgan Chase Bank, VRDN (c)(d)	5,000	5,000
(FirstEnergy Corp. Proj.) Series A, 3.15%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	13,000	13,000
(Shippingport Proj.) Series A, 2.94%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	13,800	13,800
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. Series 2007 A, 3.15% 4/4/08, CP	39,365	39,365
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Hanover, LP Proj.) 3.23%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (c)(d)	5,600	5,600
Series 1994 B3, 3.12%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	400	400
Series 1996 D5, 3.12%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	1,500	1,500
Series 1997 B1, 3.12%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	800	800
Series 1997 B4, 3.12%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	800	800
Series 1997 B6, 3.12%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	200	200
Series 1997 B8, 3.12%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	600	600
Series 1997 B9, 3.12%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	400	400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 2.595%, VRDN (c)(d)	$ 8,400	$ 8,400
Series B, 3.3% (Sunoco, Inc. Guaranteed), VRDN (c)(d)	6,900	6,900
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 2001 B, 3.08% (FSA Insured), VRDN (c)(d)	42,935	42,935
Series 2002 B, 3.25% (FSA Insured), VRDN (c)(d)	47,200	47,200
Series A, 3.25% (FSA Insured), VRDN (c)(d)	79,000	79,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN Series LB 06 P35, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	3,900	3,900
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds:
Series 2003, 1.94%, tender 6/1/08 (c)(d)	5,026	5,026
Series Merlots 07 C50, 2.15%, tender 8/20/08 (Liquidity Facility Bank of New York, New York) (c)(d)(f)(i)	7,040	7,040
Participating VRDN:
Series Merlots 06 B15, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	5,260	5,260
Series Putters 2138, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	8,865	8,865
Series UBS 07 1041Z, 3.27% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	3,000	3,000
Series 2004 82B, 3.19% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(d)	5,000	5,000
Series 2004 82C, 3.19% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(d)	20,500	20,500
Series 2004 84C, 3% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(d)	300	300
Series 2007 100C, 3% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(d)	27,000	27,000
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series EGL 06 161, 3.25% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	19,000	19,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 U, 3.05% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	8,100	8,100
Series 2002 A1, 3.2% (Liquidity Facility WestLB AG), VRDN (c)	6,975	6,975
Philadelphia Arpt. Rev. Participating VRDN Series Putters 2260Z, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	2,800	2,800
Philadelphia Gas Works Rev. Sixth Series, 3.35% (FSA Insured), VRDN (c)	33,400	33,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.:
Series 2007 B, 3.16% (FSA Insured), VRDN (c)	$ 45,600	$ 45,600
TRAN Series A, 4.5% 6/30/08	27,400	27,473
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 4.25% 4/24/08	19,100	19,117
		751,566
Puerto Rico - 0.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series BA 07 325, 3.17% (Liquidity Facility Bank of America NA) (c)(f)	18,830	18,830
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 3.95%, tender 3/1/08 (c)	2,680	2,680
		21,510
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
Participating VRDN Series LB 08 F88W, 3.5% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	35,925	35,925
(Care New England Health Sys. Proj.) Series 2008 A, 3%, LOC JPMorgan Chase Bank, VRDN (c)	14,800	14,800
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN:
Series PT 3618, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	6,285	6,285
Series UBS 07 1002, 3.27% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	7,000	7,000
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 3.1%, LOC Bank of America NA, VRDN (c)(d)	5,000	5,000
		69,010
South Carolina - 1.4%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) 3.7%, VRDN (c)(d)	3,000	3,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.15%, VRDN (c)(d)	8,100	8,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 3.45%, LOC JPMorgan Chase Bank, VRDN (c)(d)	7,650	7,650
North Charleston Hsg. Auth. Multi-family Hsg. Rev. (Horizon Village Proj. ) Series B, 3.36%, LOC Bank of America NA, VRDN (c)(d)	11,075	11,075
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.7%, VRDN (c)	2,600	2,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Assoc. of Governmental Organizations (SCAGO) TAN 4.25% 4/11/08	$ 73,100	$ 73,147
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Bonds Series B, 3.87% 9/2/08 (d)	16,700	16,700
Participating VRDN:
Series Putters 1388, 3.76% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	5,105	5,105
Series ROC II R 398, 3.3% (Liquidity Facility Citibank NA) (c)(d)(f)	2,020	2,020
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	2,900	2,900
(City Heights Apt. Proj.) Series 2000 A1, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(ACI Industries LLC Proj.) 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	7,000	7,000
(Alfmeier Corp. Proj.) 3.45%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(d)	1,500	1,500
(Carolina Ceramics LLC Proj.) 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	2,800	2,800
(Carolinas Recycling Group Proj.) Series 2001, 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	2,400	2,400
(Chambers Richland Co. Landfill Proj.) Series 1997, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	9,000	9,000
(Giant Cement Holding, Inc. Proj.) 3.4%, LOC Citibank NA, VRDN (c)(d)	39,000	39,000
(Keys Printing Co. Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (c)(d)	800	800
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 3.34%, LOC Wachovia Bank NA, VRDN (c)(d)	1,100	1,100
Series 1997 B, 3.34%, LOC Wachovia Bank NA, VRDN (c)(d)	3,000	3,000
Series C, 3.34%, LOC Wachovia Bank NA, VRDN (c)(d)	6,225	6,225
(Paxar Corp. Proj.) Series 1996, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	4,800	4,800
(Ring Missouri LP Proj.) Series 1999, 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	1,785	1,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Turnils North America Proj.) Series 1999, 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	$ 6,265	$ 6,265
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 3.35%, LOC Wachovia Bank NA, VRDN (c)(d)	5,000	5,000
3.05%, LOC Bank of America NA, VRDN (c)	5,720	5,720
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Greenville Baptist Retirement Cmnty. Proj.) 3.38%, LOC Wachovia Bank NA, VRDN (c)	5,330	5,330
South Carolina Ports Auth. Ports Rev. Series 1998 B, 3.36% (FSA Insured), VRDN (c)(d)	25,000	25,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series MS 08 2418, 3.31% (Liquidity Facility Morgan Stanley) (c)(f)	12,910	12,910
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.95% tender 5/1/08, CP mode	27,800	27,800
		307,312
South Dakota - 0.6%
South Dakota Hsg. Dev. Auth.:
Bonds (Homeownership Mtg. Proj.):
Series 2007 C, 4.5% 6/1/08 (d)	27,500	27,566
Series 2007 F, 4.25% 8/15/08 (d)	26,000	26,052
Participating VRDN:
Series Clipper 05 9, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	7,285	7,285
Series LB 04 L34J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	1,415	1,415
Series LB 06 K21, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	6,015	6,015
Series LB 06 P41, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	2,325	2,325
Series MS 08 2432, 3.28% (Liquidity Facility Morgan Stanley) (c)(d)(f)	6,110	6,110
Series PA 1436, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	10,480	10,480
Series Putters 1415, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	3,650	3,650
(Harmony Heights Proj.) Series 2001, 3.31%, LOC Fannie Mae, VRDN (c)(d)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
South Dakota Hsg. Dev. Auth.: - continued
(Homeownership Mtg. Proj.) Series 2003 F, 3.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(d)	$ 2,300	$ 2,300
Series 2006 C, 3.05% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(d)	34,700	34,700
		134,398
Tennessee - 1.8%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 3.1%, LOC JPMorgan Chase Bank, VRDN (c)(d)	4,500	4,500
Chattanooga-Hamilton County Hosp. Auth. Hosp. Rev. Participating VRDN Series LB 08 P11W, 3.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	28,075	28,075
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2004, 3.65%, LOC Bank of America NA, VRDN (c)	705	705
3.65%, LOC Bank of America NA, VRDN (c)	1,600	1,600
Jackson Energy Auth. Wtr. Sys. Rev. 3.24% (FSA Insured), VRDN (c)	4,505	4,505
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 3.1%, LOC Bank of America NA, VRDN (c)(d)	17,000	17,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 3.12%, LOC Wachovia Bank NA, VRDN (c)(d)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 3.75%, VRDN (c)(d)	11,600	11,600
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 3.4%, LOC Wachovia Bank NA, VRDN (c)(d)	7,680	7,680
Memphis Gen. Oblig. 0.9% 5/2/08 (Liquidity Facility WestLB AG), CP	36,100	36,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 3.1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	8,000	8,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series PT 3897, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	4,995	4,995
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	15,000	15,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. 3.17% 3/13/08, CP	25,000	25,000
Metropolitan Nashville Arpt. Auth. Passenger Facilities Charge Rev. 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	12,375	12,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 3%, LOC Bank of America NA, VRDN (c)	$ 9,600	$ 9,600
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 3.4%, LOC Landesbank Baden-Wuert, VRDN (c)(d)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 3.1%, LOC LaSalle Bank NA, VRDN (c)(d)	5,000	5,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 3.16%, LOC LaSalle Bank NA, VRDN (c)	7,225	7,225
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	16,870	16,870
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(f)	34,000	34,000
Tennessee Hsg. Dev. Agcy.:
Bonds Series Merlots C51, 2.15%, tender 8/20/08 (Liquidity Facility Bank of New York, New York) (c)(d)(f)(i)	34,405	34,405
Participating VRDN:
Series BA 01 H, 3.22% (Liquidity Facility Bank of America NA) (c)(d)(f)	2,230	2,230
Series FRRI 02 L13, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	2,045	2,045
Series LB 04 L7, 3.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	1,505	1,505
Series LB 07 P99W, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	19,975	19,975
Series LB L32J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	5,185	5,185
Series PT 3433, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	9,820	9,820
Series ROC II R 10212, 3.27% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	9,525	9,525
Series Stars 08 002, 3.51% (Liquidity Facility BNP Paribas SA) (c)(d)(f)	10,625	10,625
Tennessee Hsg. Dev. Agcy. Single Family Hsg. Rev. Participating VRDN Series LB 07 P77W, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	33,725	33,725
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 3.35%, LOC Bank of America NA, VRDN (c)(d)	5,000	5,000
		398,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - 14.3%
Austin Elec. Util. Sys. Rev. Participating VRDN Series ROC II R 10100, 3.24% (Liquidity Facility Citibank NA) (c)(f)	$ 8,310	$ 8,310
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series PZ 157, 3.21% (Liquidity Facility Wells Fargo & Co.) (c)(f)	8,395	8,395
Bastrop Independent School District Participating VRDN Series Merlots 08 D40, 3.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	13,870	13,870
Brazos County Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MT 76, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	4,705	4,705
Brazos River Auth. Poll. Cont. Rev.:
Bonds (TXU Energy Co. LLC Proj.) 5.55% 5/1/33 (Pre-Refunded to 5/1/08 @ 102) (d)(e)	5,000	5,114
(Texas Utils. Elec. Co. Proj.):
Series 2001 D1, 3.35%, LOC Citibank NA, VRDN (c)(d)	68,355	68,355
Series 2001 D2, 3.35%, LOC Citibank NA, VRDN (c)(d)	35,300	35,300
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev.:
(Dow Chemical Co. Proj.) Series A2, 3.95%, VRDN (c)(d)	10,500	10,500
(Merey Sweeny Proj.) Series 2002 A, 3.7%, LOC JPMorgan Chase Bank, VRDN (c)(d)	5,000	5,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 0.9% tender 4/3/08, CP mode	12,000	12,000
Brazosport Independent School District Participating VRDN:
Series PT 1690, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,920	4,920
Series PT 2315, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,295	5,295
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 3.35%, LOC HSBC Bank USA, VRDN (c)(d)	6,250	6,250
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 3.39%, LOC Wachovia Bank NA, VRDN (c)(d)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 3.39%, LOC Wachovia Bank NA, VRDN (c)(d)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 3.1%, LOC Bank of America NA, VRDN (c)(d)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 3.39%, LOC Wachovia Bank NA, VRDN (c)(d)	25,000	25,000
3.39%, LOC Wachovia Bank NA, VRDN (c)(d)	19,000	19,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2007 A, 3.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	$ 43,500	$ 43,500
Canutillo Independent School District Participating VRDN Series PT 1936, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,760	4,760
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	6,000	6,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 3.05%, LOC Citibank NA, VRDN (c)(d)	14,300	14,300
Cypress-Fairbanks Independent School District Participating VRDN:
Series DB 597, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	3,830	3,830
Series Merlots 08 D57, 3.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	9,465	9,465
Series PT 2283, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,720	9,720
Series PT 3893, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,240	5,240
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series MS 2075, 4.16% (Liquidity Facility Morgan Stanley) (c)(f)	3,280	3,280
Dallas County Util. & Reclamation District Rev. Participating VRDN Series LB 08 F18W, 3.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	10,000	10,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 3.5% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	4,990	4,990
Series MT 407, 3.8% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)(i)	12,490	12,490
Series PT 2156, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	5,175	5,175
Series PT 2318, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	5,555	5,555
Series PT 3875, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	10,170	10,170
Series PT 3976, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	20,490	20,490
Series Putters 351, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	1,295	1,295
Series Putters 604, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	2,120	2,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN: - continued
Series ROC II R 12084, 3.32% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	$ 16,830	$ 16,830
Dallas Independent School District Participating VRDN Series PT 2181, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,540	3,540
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12044, 3.23% (Liquidity Facility Citigroup, Inc.) (c)(f)	22,295	22,295
Denton County Gen. Oblig. Participating VRDN Series PT 2983, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,825	6,825
Denton Independent School District Participating VRDN Series Putters 2603, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,700	3,700
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 3.15%, LOC Harris NA, VRDN (c)(d)	4,200	4,200
Ector County Independent School District Participating VRDN Series EGL 02 4301 Class A, 3.2% (Liquidity Facility Citibank NA) (c)(f)	4,120	4,120
El Paso Independent School District Participating VRDN:
Series DB 588, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	3,480	3,480
Series PT 4220, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,140	13,140
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	1,535	1,535
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	15,885	15,885
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 3.1%, LOC JPMorgan Chase Bank, VRDN (c)(d)	700	700
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 4.45%, LOC SunTrust Banks, Inc., VRDN (c)(d)	3,215	3,215
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 3.75%, tender 6/1/08, LOC State Street Bank & Trust Co., Boston (c)(d)	15,000	15,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 3.35%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(d)	10,400	10,400
Gulf Coast Indl. Dev. Auth. 3.34%, LOC Wells Fargo Bank NA, VRDN (c)	5,280	5,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 3.7%, VRDN (c)(d)	$ 8,000	$ 8,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.):
3.15% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(d)	15,000	15,000
3.15% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(d)	12,700	12,700
(Amoco Oil Co. Proj.):
Series 1997, 3.7%, VRDN (c)(d)	3,000	3,000
Series 2001, 3.7%, VRDN (c)(d)	25,000	25,000
(BP Amoco Chemical Co. Proj.) Series B, 3.7%, VRDN (c)(d)	5,100	5,100
(BP Prods. North America, Inc. Proj.):
3.7%, VRDN (c)(d)	24,900	24,900
3.7%, VRDN (c)(d)	6,800	6,800
(Exxon Mobil Corp. Proj.) Series 2003, 4%, VRDN (c)(d)	16,700	16,700
(Exxon Mobil Proj.) 4% (Exxon Mobil Corp. Guaranteed), VRDN (c)(d)	24,225	24,225
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 3.7%, VRDN (c)(d)	4,900	4,900
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.1%, LOC JPMorgan Chase Bank, VRDN (c)(d)	14,000	14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 3.38%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(d)	3,700	3,700
Harris County Flood Cont. District Participating VRDN:
Series PT 3277, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,945	2,945
Series Putters 2542, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,315	1,315
Harris County Gen. Oblig.:
Participating VRDN:
Series Putters 1172Z, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,990	6,990
Series ROC II R 12038, 3.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,580	5,580
Series ROC II R 718 PB, 3.24% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,465	8,465
Series D:
1.65% 3/4/08, CP	23,750	23,750
3.43% 3/7/08, CP	43,069	43,069
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued

Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series B, 3.5% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)

	$ 43,210	$ 43,210
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 3.1%, LOC Fannie Mae, VRDN (c)(d)	7,000	7,000
(Louetta Village Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	7,100	7,100
(Primrose Aldine Bender Apt. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	12,340	12,340
(Primrose at Bammel Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 3.36%, LOC Gen. Elec. Cap. Corp., VRDN (c)(d)	11,110	11,110
(Wellington Park Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	13,350	13,350
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Exxon Proj.) 3.19%, VRDN (c)(d)	7,500	7,500
Hays Consolidated Independent School District Bonds Series PT 2539, 3.8%, tender 3/13/08 (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(i)	14,515	14,515
Houston Arpt. Sys. Rev.:
Participating VRDN:
Series EGL 07 0117, 3.22% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	7,000	7,000
Series Merlots 01 B4, 3.5% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	9,335	9,335
Series ROC II R 40, 3.32% (Liquidity Facility Citibank NA) (c)(d)(f)	10,125	10,125
Series ROC II R 41, 3.32% (Liquidity Facility Citibank NA) (c)(d)(f)	12,825	12,825
Series A, 3.05% (FSA Insured), VRDN (c)(d)	29,600	29,591
Series A, 3.35% 4/2/08, LOC Dexia Cr. Local de France, CP (d)	11,500	11,500
Houston Gen. Oblig. Series E:
3.35% 3/11/08 (Liquidity Facility Bank of America NA), CP	12,800	12,800
3.35% 3/11/08 (Liquidity Facility Bank of America NA), CP	23,800	23,800
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 3.05%, LOC Citibank NA, VRDN (c)(d)	10,000	10,000
(Little Nell Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	13,500	13,500
(Mayfair Park Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District Participating VRDN Series PT 3968, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 11,000	$ 11,000
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 3.55%, LOC JPMorgan Chase Bank, VRDN (c)(d)	4,300	4,300
Houston Util. Sys. Rev. Participating VRDN Series PT 4159, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(i)	29,640	29,640
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 3.15%, VRDN (c)(d)	12,600	12,600
Klein Independent School District Participating VRDN Series PT 1934, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,520	5,520
Lamar Consolidated Independent School District Participating VRDN:
Series DB 512, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	3,250	3,250
Series Putters 1809, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,365	11,365
Laredo Int'l. Toll Bridge Rev. Participating VRDN Series PT 3106, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,800	6,800
Lower Colorado River Auth. Rev.:
Participating VRDN Series EGL 00 4302, 3.25% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Series A, 1.65% 4/1/08 (Liquidity Facility JPMorgan Chase Bank), CP	9,700	9,700
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 3.1%, LOC Bank of America NA, VRDN (c)(d)	11,950	11,950
Mansfield Independent School District:
Participating VRDN Series SGA 129. 2.82% (Liquidity Facility Societe Generale) (c)(f)	5,000	5,000
3.25% (Permanent School Fund of Texas Guaranteed), VRDN (c)	4,720	4,720
Matagorda County Navigation District #1 Poll. Cont. Rev. Participating VRDN Series LB 08 FC6W, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	10,020	10,020
McAllen Independent School District Participating VRDN Series Merlots 08 D49, 3.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	12,105	12,105
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 2.93%, LOC JPMorgan Chase Bank, VRDN (c)(d)	15,100	15,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 2.45%, LOC Bank of America NA, VRDN (c)(d)	$ 7,200	$ 7,200
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 3.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	7,820	7,820
North Texas Higher Ed. Auth. Student Ln. Rev. Series 2005 C, 3.1%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(d)	98,800	98,800
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series ROC II R 12203, 3.3% (Liquidity Facility Bank of New York, New York) (c)(f)	8,000	8,000
Northside Independent School District Participating VRDN Series PT 2254, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,645	10,645
Northwest Texas Independent School District Bonds 0% 8/15/25 (Permanent School Fund of Texas Guaranteed) (Pre-Refunded to 8/15/08 @ 34.722) (e)	26,195	9,043
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 2.5% tender 4/9/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	27,900	27,900
Pearland Gen. Oblig. Participating VRDN Series PT 2364, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	15	15
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.5%, VRDN (c)(d)	50,630	50,630
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
3.1%, LOC ABN-AMRO Bank NV, VRDN (c)(d)	39,200	39,200
3.7%, LOC BNP Paribas SA, VRDN (c)(d)	44,000	44,000
Round Rock Independent School District Participating VRDN Series SGA 133, 2.82% (Liquidity Facility Societe Generale) (c)(f)	11,215	11,215
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series Merlots 07 D74, 3.5% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	6,500	6,500
Series MT 136, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	4,995	4,995
Series PT 2796, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	5,940	5,940
Series Putters 888, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	6,280	6,280
San Antonio Elec. & Gas Participating VRDN Series DB 602, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	8,370	8,370
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 2649, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 12,950	$ 12,950
Series PT 3921, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,990	12,990
Series A:
3.38% 3/10/08, CP	14,000	14,000
3.52% 3/13/08, CP	26,400	26,400
San Antonio Gen. Oblig. Bonds 5% 8/1/08	10,940	11,007
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series Putters 1693, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,210	14,210
San Antonio Independent School District Bonds Series AAB 01 28, 3.19%, tender 3/7/08 (Liquidity Facility Bank of America NA) (c)(f)	20,300	20,300
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 3.15%, LOC Bank of America NA, VRDN (c)(d)	3,300	3,300
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 05 3005 Class A, 3.23% (Liquidity Facility Citibank NA) (c)(f)	40,000	40,000
San Marcos Consolidated Independent School District Participating VRDN Series PT 2284, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,675	8,675
Southeast Texas Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series LB 05 L16, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	18,088	18,088
Spring Independent School District Participating VRDN Series DB 603, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	3,830	3,830
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	2,600	2,600
Texarkana Participating VRDN Series PT 3144, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,350	6,350
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN:
Series LB 04 L2, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	3,185	3,185
Series LB 05 L4J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	5,925	5,925
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Residences at Sunset Pointe Proj.) 3.29%, LOC Bank of America NA, VRDN (c)(d)	15,000	15,000
(Windshire Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	14,000	14,000
(Bristol Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Chisholm Trail Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	$ 5,900	$ 5,900
(Pinnacle Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	7,365	7,365
(Post Oak East Apts. Proj.) Series A, 3.1%, LOC Fannie Mae, VRDN (c)(d)	8,000	8,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev.:
Participating VRDN:
Series BA 1048, 3.22% (Liquidity Facility Bank of America NA) (c)(d)(f)	6,180	6,180
Series FRRI 02 L9, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	6,415	6,415
Series LB 04 L16, 3.45% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	3,625	3,625
Series LB 04 L79, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	7,440	7,440
Series ROC II R 11215 WF, 3.26% (Liquidity Facility Wells Fargo & Co.) (c)(d)(f)	11,895	11,895
Series ROC II R 178, 3.57% (Liquidity Facility Citibank NA) (c)(d)(f)	4,100	4,100
Series 2004 B, 3.15% (FSA Insured), VRDN (c)(d)	41,200	41,200
Series 2006 H, 3.05% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(d)	18,000	18,000
Series 2007 A, 3.2% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(d)	31,500	31,500
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series LB 06 K95, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	4,200	4,200
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 1% 4/4/08, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	25,000	25,000
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.):
2.27%, tender 3/3/08 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)	14,925	14,925
2.27%, tender 3/3/08 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)	3,110	3,110
2.27%, tender 3/3/08 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)	3,670	3,670
2.27%, tender 3/3/08 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)	5,565	5,565
2.27%, tender 3/3/08 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)	4,975	4,975
4.75% 8/1/08 (d)	4,000	4,033
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series BA 07 1026, 3.19% (Liquidity Facility Bank of America NA) (c)(f)	$ 31,000	$ 31,000
Series BA 1053, 3.19% (Liquidity Facility Bank of America NA) (c)(f)	12,190	12,190
Series DB 448, 3.25% (Liquidity Facility Deutsche Bank AG) (c)(d)(f)	2,905	2,905
Series FRRI 01 L41, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	5,510	5,510
Series PA 975, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	7,495	7,495
Series PT 3049, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,440	8,440
Series Putter 2618, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,400	5,400
Series Putters 2492, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
Series ROC II R 11087, 3.27% (Liquidity Facility Citibank NA) (c)(d)(f)	15,695	15,695
(Veterans Hsg. Assistance Prog.) Fund II Series 2002 A2:
3%, VRDN (c)(d)	7,900	7,900
3%, VRDN (c)(d)	11,650	11,650
(Veterans Land Proj.) Series A, 3%, VRDN (c)(d)	28,835	28,835
(Veterans' Hsg. Assistance Prog.) Series 2006 D, 3.05% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(d)	24,430	24,430
Series IIB, 3.38% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(d)	40,170	40,170
TRAN 4.5% 8/28/08	758,700	761,647
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Bonds 5% 6/1/08	7,000	7,021
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series PT 1173, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	25,100	25,100
Series PT 4449, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	20,000	20,000
Series PT 4450, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	21,050	21,050
Series Putters 2563, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,995	3,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series PT 2183, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 11,480	$ 11,480
Series ROC II R 7051, 3.19% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,500	3,500
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	6,700	6,700
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Bonds 5.25% 8/1/08 (MBIA Insured)	8,100	8,152
Univ. of Texas Univ. Revs. Series 2002 A, 3.38% 4/15/08 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,900	12,900
Waco Edl. Fin. Corp. Rev. Participating VRDN Series LB 08 F59W, 3.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	25,000	25,000
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 3.7%, VRDN (c)(d)	17,100	17,100
West Side Calhoun County Navigation District Sewage Solid Waste Disp. Rev. (BP Chemicals, Inc. Proj.) Series 1996, 3.7% (BP PLC Guaranteed), VRDN (c)(d)	4,600	4,600
		3,204,450
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series A, 5% 7/1/08 (FSA Insured)	5,130	5,152
Salt Lake City Sales Tax Rev. 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	4,075	4,075
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	8,485	8,485
Utah Transit Auth. Sales Tax Rev. Series A, 3.96%, LOC Fortis Banque SA, VRDN (c)	17,955	17,955
Washington County School District Participating VRDN Series DB 590, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,080	10,080
		45,747
Vermont - 0.1%
Vermont Gen. Oblig. Bonds Series 2007 F, 4% 7/15/08	5,400	5,420
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series BA 02 I, 3.22% (Liquidity Facility Bank of America NA) (c)(d)(f)	930	930
Series LB 04 L13, 3.58% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	2,060	2,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Vermont - continued
Vermont Hsg. Fin. Agcy. Single Family: - continued
Participating VRDN:
Series LB 04 L76, 3.48% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	$ 4,200	$ 4,200
Series 17 A, 3.1% (FSA Insured), VRDN (c)(d)	6,165	6,165
Vermont Hsg. Fin. Agcy. Single Family Hsg. Rev. Bonds Series 25B, 4.25% 5/1/08 (d)	7,400	7,406
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 3%, LOC ABN-AMRO Bank NV, VRDN (c)(d)	5,600	5,600
		31,781
Virginia - 1.7%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.1%, LOC Fannie Mae, VRDN (c)(d)	17,000	17,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 3.13%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(d)	14,500	14,500
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 3.1%, LOC Harris NA, VRDN (c)(d)	2,055	2,055
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.1%, LOC JPMorgan Chase Bank, VRDN (c)(d)	7,000	7,000
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	2,500	2,500
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992:
1.25% tender 5/1/08, CP mode (d)	3,200	3,200
3.79% tender 3/6/08, CP mode (d)	10,000	10,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 3%, LOC Fannie Mae, VRDN (c)(d)	4,537	4,537
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys., Inc. Proj.) Series 2008 B1, 2.97%, VRDN (c)	8,800	8,800
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1997, 4.07%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)(d)	3,300	3,300
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 A, 2.75%, VRDN (c)	2,200	2,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984, 2.55% tender 3/19/08, CP mode	$ 4,000	$ 4,000
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 3.43%, LOC Wachovia Bank NA, VRDN (c)(d)	5,600	5,600
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 3.5%, LOC Wachovia Bank NA, VRDN (c)(d)	3,545	3,545
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 3.45%, LOC Wachovia Bank NA, VRDN (c)(d)	5,700	5,700
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.2% tender 5/8/08, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 3.43%, LOC Wachovia Bank NA, VRDN (c)(d)	6,950	6,950
Staunton Indl. Dev. Auth. Rev. (Specialty Blades, Inc. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (c)(d)	8,325	8,325
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 3.12%, LOC JPMorgan Chase Bank, VRDN (c)(d)	10,000	10,000
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 03 30 Class A, 3.2% (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.16% (Liquidity Facility Morgan Stanley) (c)(f)	3,000	3,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series ROC II R 10076, 3.19% (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
Virginia Hsg. Dev. Auth. Participating VRDN Series LB 06 K75, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	5,100	5,100
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 3.21% (Liquidity Facility Bank of America NA) (c)(d)(f)	36,960	36,960
Series BA 1047, 3.21% (Liquidity Facility Bank of America NA) (c)(d)(f)	22,080	22,080
Series LB 08 K19W, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	8,910	8,910
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN: - continued
Series Merlots 06 07, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	$ 7,400	$ 7,400
Series Merlots 06 B18, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	7,865	7,865
Series Merlots 07 C42, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	8,800	8,800
Series MSTC 7019, 3.26% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(d)(f)	23,875	23,875
Series Putters 2468, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	18,100	18,100
Series ROC II R 11202, 3.27% (Liquidity Facility Citibank NA) (c)(d)(f)	5,625	5,625
Virginia Hsg. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series LB 07 P72W, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	21,500	21,500
Virginia Port Auth. Port Facilities Rev. Participating VRDN:
Series EGL 06 0119, 3.31% (Liquidity Facility Citibank NA) (c)(d)(f)	18,780	18,780
Series ROC II R 12141, 3.41% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	11,880	11,880
Virginia State Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	10,585	10,585
Series Merlots 06 C3, 3.4% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	13,255	13,255
		377,927
Washington - 4.8%
Bellevue Gen. Oblig. Participating VRDN Series ROC II R 10302, 3.22% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,100	12,100
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series LB 08 F40W, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	54,300	54,300
Series Merlots 00 R, 3.4% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	24,955	24,955
Energy Northwest Elec. Rev.:
Participating VRDN:
Series DB 100, 3.31% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,375	5,375
Series PT 1392, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,195	5,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev.: - continued
Participating VRDN:
Series Putters 256, 3.41% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,800	$ 2,800
(#3 Proj.) Series 2003 E, 3.2%, LOC JPMorgan Chase Bank, VRDN (c)	38,675	38,675
Everett Indl. Dev. Corp. Exempt Facilities Rev. 3.75%, VRDN (c)(d)	9,600	9,600
King County Gen. Oblig. Participating VRDN:
Series DB 598, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	3,560	3,560
Series LB 08 K29W, 3.4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	11,530	11,530
Series PT 1569, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,085	9,085
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 3.1%, LOC Bank of America NA, VRDN (c)(d)	11,470	11,470
King County School District #408 Auburn Participating VRDN Series PT 3090, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,270	6,270
Pierce County School District #10 Tacoma Participating VRDN Series Putters 1803, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	43,920	43,920
Port of Seattle Gen. Oblig.:
Series 2002 A2, 0.95% 5/1/08, LOC Bayerische Landesbank Girozentrale, CP	6,515	6,515
Series B2, 3.43% 3/5/08, LOC Bayerische Landesbank Girozentrale, CP (d)	14,505	14,505
Port of Seattle Rev.:
Participating VRDN:
Series Merlots 07 C113, 3.55% (Liquidity Facility Wachovia Bank NA) (c)(d)(f)	9,430	9,430
Series MT 268, 3.22% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(d)(f)	7,850	7,850
Series PA 752, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	3,750	3,750
Series PT 3475, 3.22% (Liquidity Facility Dexia Cr. Local de France) (c)(d)(f)	2,680	2,680
Series PT 4185, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	7,255	7,255
Series PT 728, 4.5% (Liquidity Facility BNP Paribas SA) (c)(d)(f)	4,430	4,430
Series Putters 2020, 3.76% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.: - continued
Participating VRDN:
Series Putters 2553Z, 3.51% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(f)	$ 5,135	$ 5,135
Series ROC II R 12102, 3.34% (Liquidity Facility Citibank NA) (c)(d)(f)	12,100	12,100
Series ROC II R 7050, 3.82% (Liquidity Facility Citigroup, Inc.) (c)(d)(f)	12,860	12,860
Series 1997, 3.41%, LOC Fortis Banque SA, VRDN (c)(d)	108,830	108,830
Series 2001 B1:
1% 5/2/08, LOC Bank of America NA, CP (d)	9,790	9,790
2.78% 3/11/08, LOC Bank of America NA, CP (d)	10,000	10,000
Series 2005, 3.1%, LOC Fortis Banque SA, VRDN (c)(d)	44,425	44,425
Port of Tacoma Rev. Participating VRDN:
Series LB 08 F69W, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	95,800	95,800
Series ROC II R 12056, 3.35% (Liquidity Facility Citibank NA) (c)(d)(f)	28,135	28,135
Seattle Port Participating VRDN Series LB 06 P31U, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	7,025	7,025
Snohomish County School District #332 Granite Falls Participating VRDN Series PT 3083, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,200	7,200
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 3.15%, LOC Bank of America NA, VRDN (c)(d)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 3.35%, LOC ABN-AMRO Bank NV, VRDN (c)(d)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
3.1%, LOC JPMorgan Chase Bank, VRDN (c)(d)	8,000	8,000
3.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	9,000	9,000
Series E, 3.1%, LOC JPMorgan Chase Bank, VRDN (c)(d)	5,000	5,000
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	4,960	4,960
Series DB 606, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	6,165	6,165
Series DB 609, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	21,490	21,490
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series LB 08 K14W, 3.4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 4,020	$ 4,020
Series Merlots B22, 3.45% (Liquidity Facility Wachovia Bank NA) (c)(f)	8,700	8,700
Series Piper 05 B, 3.31% (Liquidity Facility Bank of New York, New York) (c)(f)	9,895	9,895
Series PT 2095, 3.33% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,340	7,340
Series PT 2562, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,675	2,675
Series PZ 106, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,370	8,370
Series ROC II R 10094, 3.19% (Liquidity Facility Citibank NA) (c)(f)	14,500	14,500
Series ROC II R 12003, 3.49% (Liquidity Facility Citigroup, Inc.) (c)(f)	21,475	21,475
Series ROC II R 12023, 3.2% (Liquidity Facility Citibank NA) (c)(f)	4,700	4,700
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	3,100	3,100
Series LB 05 L17, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	6,130	6,130
Series PA 1430A, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	6,300	6,300
Series Putters 1335, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(f)	4,575	4,575
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	10,000	10,000
(Ballard Landmark Inn Proj.) Series A, 3.1%, LOC Fannie Mae, VRDN (c)(d)	31,190	31,190
(Cedar Ridge Retirement Proj.) Series 2005 A, 3.1%, LOC Wells Fargo Bank NA, VRDN (c)(d)	3,525	3,525
(Columbia Heights Proj.) Series A, 2.94%, LOC Wells Fargo Bank NA, VRDN (c)(d)	9,045	9,045
(Crestview Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (c)(d)	8,985	8,985
(Fairwinds Redmond Proj.) Series A, 3.1%, LOC Bank of America NA, VRDN (c)(d)	11,750	11,750
(Gardens Univ. Village Apt. Proj.) Series A, 3.1%, LOC Bank of America NA, VRDN (c)(d)	53,900	53,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Highland Park Apts. Proj.) Series A, 3.1%, LOC Fannie Mae, VRDN (c)(d)	$ 9,040	$ 9,040
(Merrill Gardens at Queen Anne Proj.) Series A, 3.1%, LOC Bank of America NA, VRDN (c)(d)	8,680	8,680
(Merrill Gardens at Renton Centre Proj.) Series A, 3.1%, LOC Bank of America NA, VRDN (c)(d)	10,395	10,395
(New Haven Apts. Proj.) Series A, 3.1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	14,630	14,630
(Silver Creek Apts. Proj.) Series A, 3.1%, LOC Fannie Mae, VRDN (c)(d)	8,150	8,150
(Terrace Sr. Apts. Proj.) Series A, 3.1%, LOC Fannie Mae, VRDN (c)(d)	8,520	8,520
(The Cambridge Apts. Proj.) Series 2005 A, 3.1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	10,120	10,120
(The Lodge at Eagle Ridge Proj.) Series A, 3.1%, LOC Bank of America NA, VRDN (c)(d)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 3.1%, LOC Fannie Mae, VRDN (c)(d)	10,500	10,500
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 3.1%, LOC Fannie Mae, VRDN (c)(d)	8,225	8,225
(Vintage Mount Vernon Proj.) Series A, 3.1%, LOC Fannie Mae, VRDN (c)(d)	7,500	7,500
(Woodland Retirement Proj.) Series A, 2.94%, LOC Wells Fargo Bank NA, VRDN (c)(d)	5,860	5,860
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Mirabella Proj.) Series A, 3.55%, LOC HSH Nordbank AG, VRDN (c)	15,030	15,030
		1,074,775
West Virginia - 0.3%
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 3.41%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	4,130	4,130
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.25% tender 5/8/08, CP mode (d)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.12%, LOC Wachovia Bank NA, VRDN (c)(d)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 3%, LOC Deutsche Bank AG, VRDN (c)(d)	10,130	10,130
Series 1990 B, 3.1%, LOC Deutsche Bank AG, VRDN (c)(d)	11,800	11,800
Series 1990 D, 3.1%, LOC Deutsche Bank AG, VRDN (c)(d)	10,900	10,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 3.51%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(d)	$ 3,520	$ 3,520
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.12%, LOC Wachovia Bank NA, VRDN (c)(d)	6,580	6,580
		62,880
Wisconsin - 2.5%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 4.45%, LOC JPMorgan Chase Bank, VRDN (c)(d)	640	640
Manitowoc Elec. Rev. Participating VRDN Series DBE 583, 3.22% (Liquidity Facility Deutsche Bank AG) (c)(f)	7,120	7,120
Milwaukee Gen. Oblig.:
RAN:
4.25% 3/27/08	35,000	35,016
4.5% 9/4/08	90,700	91,084
Series C2, 0.95% 8/4/08, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
Northland Pines School District Participating VRDN Series PT 2257, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,520	10,520
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 3.15%, LOC Harris NA, VRDN (c)(d)	2,400	2,400
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 3.26%, LOC Harris NA, VRDN (c)(d)	2,400	2,400
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 4.45%, LOC Harris NA, VRDN (c)(d)	845	845
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 3.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	1,225	1,225
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 3.12%, LOC Wells Fargo Bank NA, VRDN (c)(d)	1,440	1,440
Sun Prairie Area School District BAN 2% 2/20/09	9,250	9,278
Wilmot Union High School District Participating VRDN Series PT 2258, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,520	9,520
Wisconsin Gen. Oblig.:
Series 2005 A, 0.85% 3/3/08 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,300	11,300
Series 2008, 1.03% 4/3/08, CP	17,410	17,410
TRAN 4.5% 6/16/08	75,000	75,161
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series LB 07 K13, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	$ 7,580	$ 7,580
Series LB 07 K15, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	7,500	7,500
Series PA 1331, 3.22% (Liquidity Facility Bank of New York, New York) (c)(d)(f)	7,440	7,440
Series PA 1473R, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	8,520	8,520
Series PT 3456, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	20,085	20,085
Series ROC II R 11136, 3.27% (Liquidity Facility Citibank NA) (c)(d)(f)	5,000	5,000
Series 2002 I:
3.1% (FSA Insured), VRDN (c)(d)	645	645
3.1% (FSA Insured), VRDN (c)(d)	32,000	32,000
Series 2003 B, 3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(d)	34,415	34,415
Series 2004 E, 3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(d)	31,140	31,140
Series 2005 C:
3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(d)	8,040	8,040
3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(d)	12,000	12,000
Series 2005 D, 3.33% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(d)	38,300	38,300
Series D, 3.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(d)	5,000	5,000
Series E, 3% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (c)(d)	15,890	15,890
Wisconsin Petroleum Inspection Fee Rev. Series 2000, 2.9% 4/1/08, CP	20,000	20,000
Wisconsin State Participating VRDN Series LB 06 K40, 9.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(f)	1,765	1,765
Wisconsin Trans. Rev. Series 1997 A, 3.5% 3/6/08 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	27,615	27,615
		564,294
Wyoming - 0.3%
Lincoln County Poll. Cont. Rev. Series 1997 B, 3.19%, VRDN (c)(d)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Platte County Poll. Cont. Rev.:
(Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 4%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (c)	$ 3,500	$ 3,500
Series 1984 B, 4%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (c)	6,160	6,160
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 3.25%, VRDN (c)	31,800	31,800
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN:
Series PA 1424R, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	6,530	6,530
Series Stars 07 26, 3.25% (Liquidity Facility BNP Paribas SA) (c)(d)(f)	4,960	4,960
		58,150
	Shares
Other - 2.8%
Fidelity Municipal Cash Central Fund, 3.25% (g)(h)	625,589,134	625,589
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $21,444,508)		21,444,508
NET OTHER ASSETS - 4.0%		894,620
NET ASSETS - 100%		$ 22,339,128
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,470,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $402,611,000 or 1.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Bonds 2.91%, tender 5/7/08 (Liquidity Facility Bank of New York, New York)	1/10/08	$ 5,515
Security	Acquisition Date	Cost (000s)
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series PT 3967, 3.8% (Liquidity Facility Dexia Cr. Local de France)	1/25/08	$ 8,047
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series PZ 82, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.)	11/3/06 - 9/6/07	$ 14,900
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series MT 407, 3.8% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	3/29/07	$ 12,490
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev. Bonds Series PT 3088, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/5/07	$ 8,530
Hays Consolidated Independent School District Bonds Series PT 2539, 3.8%, tender 3/13/08 (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.)	12/21/07	$ 14,515
Security	Acquisition Date	Cost (000s)
Houston Util. Sys. Rev. Participating VRDN Series PT 4159, 3.8% (Liquidity Facility Dexia Cr. Local de France)	7/2/07	$ 29,640
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 80, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.)	11/1/06 - 9/20/07	$ 13,040
Indianapolis Local Pub. Impt. Bond Bank Wtrwks. Participating VRDN Series PT 3963, 3.8% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 6,505
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series Putters 2333, 3.61% (Liquidity Facility JPMorgan Chase Bank)	11/19/07	$ 9,950
Massachusetts Gen. Oblig. RAN Series 2007 A, 3.08% 3/21/08	12/19/07	$ 212,600
Security	Acquisition Date	Cost (000s)
McLean & Woodford Counties Cmnty. Unit School District #5 Bonds Series PT 1989, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/28/07	$ 3,010
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.)	2/23/07	$ 5,180
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series Merlots 07 C50, 2.15%, tender 8/20/08 (Liquidity Facility Bank of New York, New York)	2/20/08	$ 7,040
Springfield Pub. Util. Rev. Bonds 3.77%, tender 5/17/08 (Liquidity Facility Bank of America NA)	11/8/07	$ 17,250
Tennessee Hsg. Dev. Agcy. Bonds Series Merlots C51, 2.15%, tender 8/20/08 (Liquidity Facility Bank of New York, New York)	6/14/07 - 2/20/08	$ 34,405
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 10,255
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $72,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,818,919)	$ 20,818,919
Fidelity Central Funds (cost $625,589)	625,589
Total Investments (cost $21,444,508)		$ 21,444,508
Cash		672,408
Receivable for investments sold		317,212
Receivable for fund shares sold		348,747
Interest receivable		128,497
Distributions receivable from Fidelity Central Funds		1,256
Prepaid expenses		49
Other receivables		4,953
Total assets		22,917,630

Liabilities
Payable for investments purchased Regular delivery	$ 102,606
Delayed delivery	44,260
Payable for fund shares redeemed	417,216
Distributions payable	817
Accrued management fee	4,989
Other affiliated payables	8,379
Other payables and accrued expenses	235
Total liabilities		578,502

Net Assets		$ 22,339,128
Net Assets consist of:
Paid in capital		$ 22,337,665
Undistributed net investment income		21
Accumulated undistributed net realized gain (loss) on investments		1,442
Net Assets, for 22,334,949 shares outstanding		$ 22,339,128
Net Asset Value, offering price and redemption price per share ($22,339,128 ÷ 22,334,949 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 327,494
Income from Fidelity Central Funds		10,255
Total income		337,749

Expenses
Management fee	$ 27,731
Transfer agent fees	15,594
Accounting fees and expenses	634
Custodian fees and expenses	144
Independent trustees' compensation	42
Registration fees	598
Audit	49
Legal	51
Miscellaneous	42
Total expenses before reductions	44,885
Expense reductions	(10,696)	34,189
Net investment income		303,560
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,792
Capital gain distribution from Fidelity Central Funds	5
Total net realized gain (loss)		1,797
Net increase in net assets resulting from operations		$ 305,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 303,560	$ 588,202
Net realized gain (loss)	1,797	685
Net increase in net assets resulting from operations	305,357	588,887
Distributions to shareholders from net investment income	(303,527)	(587,885)
Distributions to shareholders from net realized gain	(421)	-
Total distributions	(303,948)	(587,885)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	45,897,031	73,216,173
Reinvestment of distributions	297,209	577,531
Cost of shares redeemed	(42,533,154)	(72,140,373)
Net increase (decrease) in net assets and shares resulting from share transactions	3,661,086	1,653,331
Total increase (decrease) in net assets	3,662,495	1,654,333

Net Assets
Beginning of period	18,676,633	17,022,300
End of period (including undistributed net investment income of $21 and distributions in excess of net investment income of $12, respectively)	$ 22,339,128	$ 18,676,633

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.033	.028	.016	.007	.009
Net realized and unralized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.015	.033	.028	.016	.007	.009
Distributions from net investment income	(.015)	(.033)	(.028)	(.016)	(.007)	(.009)
Distributions from net realized gain	- F	-	-	-	-	-
Total distributions	(.015)	(.033)	(.028)	(.016)	(.007)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.48%	3.33%	2.85%	1.66%	.67%	.88%
Ratios to Average Net Assets D, E
Expenses before reductions	.43% A	.43%	.44%	.45%	.44%	.44%
Expenses net of fee waivers, if any	.43% A	.43%	.44%	.45%	.44%	.44%
Expenses net of all reductions	.33% A	.31%	.33%	.38%	.43%	.42%
Net investment income	2.92% A	3.29%	2.81%	1.65%	.67%	.87%
Supplemental Data
Net assets, end of period (in millions)	$ 22,339	$ 18,677	$ 17,022	$ 16,498	$ 15,636	$ 13,957

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 21,444,508

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .27% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investment Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent of the fund. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer expenses by $10,686 and $10, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Merger Information.

On October 19, 2007, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Florida Municipal Money Market Fund pursuant to an agreement and plan of reorganization approved by the shareholders of Fidelity Florida Municipal Money Market Fund on September 19, 2007, The acquisition was accomplished by an exchange of 1,129,223,592 shares of the Fund for 1,129,223,592 shares then outstanding (value at $1.00 per share) of Fidelity Florida Municipal Money Market Fund. The Fund reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds of their shareholders. Fidelity Florida Money Market Fund's net assets were combined with the Fund's net assets of $19,125,249,264 for total net assets after the acquisition of 20,254,644,685.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MMM-USAN-0408
1.790940.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 5, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 5, 2008